UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2004

                   DATE OF REPORTING PERIOD: FEBRUARY 29, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND TYPE OMITTED]


[SEI INVESTMENTS LOGO OMITTED]


                          Semi-Annual Report as of February 29, 2004 (Unaudited)


                                                            SEI Tax Exempt Trust


                                                                   Tax Free Fund

                                                      California Tax Exempt Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                      Pennsylvania Tax Free Fund

                                                Intermediate-Term Municipal Fund

                                                   Short Duration Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS


------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                  66
------------------------------------------------------------
Statements of Changes in Net Assets                       68
------------------------------------------------------------
Financial Highlights                                      72
------------------------------------------------------------
Notes to Financial Statements                             75
------------------------------------------------------------


A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Trust's portfolio securities is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)


Tax Free Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%
ALABAMA -- 0.3%
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B) (C)
        0.950%, 12/01/19                                $ 2,280        $  2,280
                                                                       --------
ALASKA -- 0.2%
   Valdez, Marine Terminal, BP Pipelines
     Project, Ser C, RB (A) (B)
        0.990%, 07/01/37                                  2,100           2,100
                                                                       --------
ARIZONA -- 1.2%
   Rancho Ladera, Ser A, COP (A) (B) (C)
        1.130%, 10/01/08                                 10,300          10,300
                                                                       --------
ARKANSAS -- 0.6%
   Pulaski County, Lease Purchase
     Project, Ser B, RB (A) (B) (E)
        1.040%, 03/01/07                                  5,000           5,000
                                                                       --------
CALIFORNIA -- 3.5%
   Anaheim, High School District, School
     Facilities Bridge Funding Project,
     COP, FSA (A) (B)
        0.920%, 09/01/29                                  1,100           1,100
   Bay Area, Toll Authority, San Francisco
     Bay Area Project, Ser C, RB,
     AMBAC (A) (B)
        0.940%, 04/01/25                                    665             665
   California State, Department of Water
     Resources, Ser B-1, RB (A) (B)
        0.970%, 05/01/22                                 23,200          23,200
   Carlsbad, Unified School District,
     School Facilities Bridge Funding
     Project, COP, FSA (A) (B)
        0.920%, 09/01/24                                    700             700
   East Bay, Municipal Utilities District,
     Sub-Ser B, RB, FSA (A) (B)
        0.890%, 06/01/25                                  1,855           1,855
   Los Angeles, Multi-Family Housing
     Authority, Valencia Housing Project,
     Ser C, RB (A) (B) (E)
        0.900%, 04/01/31                                  1,400           1,400
                                                                       --------
                                                                         28,920
                                                                       --------
COLORADO -- 4.3%
   Arvada, Water Authority, RB,
     FSA (A) (B)
        1.200%, 11/01/20                                  1,400           1,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Boulder County, Development Authority,
     Geological Society of America
     Project, Ser 92, RB (A) (B) (C)
        1.300%, 12/01/08                                $ 1,005        $  1,005
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B) (C)
        1.100%, 10/01/30                                 15,950          15,950
   Boulder, Valley School District, TAN
        2.000%, 06/30/04                                  5,000           5,016
   Broadlands, Metropolitan District
     Authority, GO (A) (B) (C)
        1.000%, 12/01/25                                  1,000           1,000
   Colorado State, Health Facilities
     Authority, Visiting Nurse Project,
     Ser A, RB (A) (B) (C)
        1.030%, 07/01/31                                  1,225           1,225
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residences Project, RB (A) (B) (C)
        1.000%, 12/01/29                                  1,400           1,400
   NBC, Metropolitan District Authority,
     GO (A) (B)
        0.097%, 12/01/30                                  1,000           1,000
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        1.050%, 12/01/30                                  1,670           1,670
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A) (B) (C)
        1.050%, 04/01/17                                    550             550
   Superior, Metropolitan District No. 1,
     RB (A) (B) (C)
        1.050%, 12/01/27                                  2,000           2,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B) (C)
        0.980%, 04/01/10                                  2,100           2,100
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        1.300%, 12/01/31                                  1,000           1,000
                                                                       --------
                                                                         35,316
                                                                       --------
CONNECTICUT -- 0.7%
   New Britain, BAN
        2.250%, 04/08/04                                  6,000           6,007


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                  1

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DELAWARE -- 4.4%
   Delaware State, Economic
     Development Authority, Hospital
     Billing Project, Ser B, RB,
     AMBAC (A) (B)
        0.930%, 12/01/15                                $25,000        $ 25,000
   Delaware State, Economic
     Development Authority, Peninsula
     United Methodist Church Project,
     Ser B, RB (A) (B) (C)
        0.960%, 05/01/12                                  5,000           5,000
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
        1.000%, 12/01/15                                  3,100           3,100
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B) (C)
        1.000%, 05/01/20                                  2,800           2,800
                                                                       --------
                                                                         35,900
                                                                       --------
DISTRICT OF COLUMBIA -- 0.2%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
        0.950%, 06/01/25                                  1,300           1,300
                                                                       --------
FLORIDA -- 7.4%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A, RB (A) (B) (C)
        0.980%, 10/01/32                                 31,950          31,950
   Clearwater, Multi-Family Housing
     Authority, Hampton Apartments
     Project, RB Pre-Refunded
     @ 103 (D)
        8.250%, 05/01/04                                  3,990           4,155
   Fort Pierce, Health Facilities Authority,
     New Horizons Project,
     RB (A) (B) (C)
        0.950%, 10/01/17                                  2,805           2,805
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B) (C)
        1.050%, 02/01/14                                  3,600           3,600
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B) (C)
        0.950%, 04/01/08                                  1,000           1,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Orange County, Industrial Development
     Authority, University of Central
     Florida Foundation Project, Ser A,
     RB (A) (B) (C)
        0.950%, 02/01/16                                $ 2,000        $  2,000
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (B) (E)
        0.950%, 06/01/25                                  1,000           1,000
   Pasco County, Multi-Family Housing
     Finance Authority, Carlton Arms
     Magnolia Project, RB (A) (B) (C)
        1.090%, 12/01/07                                  1,000           1,000
   Pinellas County, Healthcare Facilities
     Authority, Pooled Hospital Loan
     Program, RB, AMBAC (A) (B)
        1.000%, 12/01/15                                  2,700           2,700
   Sarasota County, Public Hospital
     Board, Sarasota Memorial Hospital
     Project, Ser A, RB, AMBAC (A) (B)
        1.000%, 07/01/37                                 10,000          10,000
   Volusia County, Housing Finance
     Authority, Sun Pointe Apartments
     Project, Ser H, RB (A) (B) (C)
        0.950%, 12/01/05                                    250             250
                                                                       --------
                                                                         60,460
                                                                       --------
GEORGIA -- 7.0%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
        0.990%, 12/01/06                                  6,500           6,500
   Cobb County, Residential Facilities for
     the Elderly, A.G. Rhodes Home
     Project, RB (A) (B) (C)
        0.950%, 04/01/16                                    590             590
   Cobb County, Residential Facilities for
     the Elderly, Presbyterian Village
     Project, RB (A) (B) (C)
        0.950%, 08/01/15                                  2,420           2,420
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A) (B)
        1.020%, 01/01/12                                    985             985
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek Apartments
     Project, RB (A) (B) (E)
        0.950%, 06/15/25                                  1,400           1,400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B) (C)
        0.990%, 12/01/07                                  4,350           4,350


--------------------------------------------------------------------------------
2                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Forsyth County, Development Authority,
     Pinecrest Academy Project,
     RB (A) (B) (C)
        0.950%, 09/01/25                                $ 5,000        $  5,000
   Fulton County, Development Authority,
     Arthritis Foundation Project,
     RB (A) (B) (C)
        0.950%, 12/01/16                                  1,035           1,035
   Fulton County, Development Authority,
     Robert W. Woodruff Arts Center
     Project, RB (A) (B) (C)
        0.950%, 02/01/16                                    400             400
   Fulton County, Multi-Family Housing
     Authority, Champions Green
     Apartments Project, Ser B,
     RB (A) (B)
        0.950%, 10/01/25                                  2,100           2,100
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (B)
        0.950%, 06/01/23                                  1,400           1,400
   Georgia State, Road & Thruway
     Authority, Governors Transportation
     Choices Project, RB
        5.000%, 03/01/04                                  2,000           2,000
   Gwinnett County, Development
     Authority, Wesleyan School Project,
     RB (A) (B) (C)
        0.950%, 03/01/17                                    350             350
        0.950%, 03/01/21                                  2,800           2,800
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B) (C)
        1.150%, 05/01/35                                  4,400           4,400
   Macon-Bibb County, Hospital Authority,
     Medical Center of Central Georgia
     Project, RB (A) (B) (C)
        0.950%, 12/01/18                                  2,300           2,300
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry Project,
     RB (A) (B) (C)
        1.250%, 01/15/09                                  4,200           4,200
   Monroe County, Industrial Development
     Authority, Baptist Village Project, RB
     (A) (B) (C)
        0.950%, 08/01/18                                  1,600           1,600
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B) (C)
        1.000%, 03/01/18                                    190             190
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project, RB
     (A) (B) (E)
        0.940%, 06/01/25                                    700             700
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Thomasville, Hospital Authority, J.D.
     Archbold Project, RB (A) (B)
        0.950%, 11/01/17                                $12,850        $ 12,850
                                                                       --------
                                                                         57,570
                                                                       --------
ILLINOIS -- 6.6%
   East Peoria, Multi-Family Housing
     Authority, Radnor/East Peoria
     Project, RB (A) (B) (C)
        1.100%, 06/01/08                                    905             905
   Illinois State, Development Financing
     Authority, American College
     Occupational Project, RB (A) (B) (C)
        1.100%, 10/01/18                                  1,360           1,360
   Illinois State, Development Financing
     Authority, Christian Brothers
     Services Project, RB (A) (B) (C)
        1.100%, 05/01/20                                  1,700           1,700
   Illinois State, Development Financing
     Authority, Jewish Federal
     Metropolitan of Chicago Projects,
     RB, AMBAC (A) (B)
        1.000%, 09/01/32                                  6,605           6,605
   Illinois State, Development Financing
     Authority, The Uno-Ven Project,
     RB (A) (B) (C)
        0.980%, 09/01/08                                    400             400
   Illinois State, Educational Facilities
     Authority, Adler Planetarium Project,
     RB (A) (B) (C)
        0.950%, 04/01/31                                  2,600           2,600
   Illinois State, Educational Facilities
     Development Financing Authority,
     Creative Childrens Academy Project,
     RB (A) (B) (C)
        1.100%, 10/01/28                                  2,700           2,700
   Illinois State, Educational Facilities
     Development Financing Authority,
     Trinity International University
     Project, Ser A, RB (A) (B) (C)
        1.000%, 10/01/30                                  2,000           2,000
   Illinois State, First Ser, GO
        5.000%, 08/01/04                                  2,375           2,413
   Illinois State, Health Facilities Authority,
     Bromenn Healthcare Project,
     RB (A) (B)
        0.980%, 08/15/32                                    100             100
   Illinois State, Health Facilities Authority,
     Riverside Health Systems Project,
     RB (A) (B) (C)
        0.940%, 11/01/19                                 15,600          15,600
   Illinois State, Toll Highway Authority,
     Ser B, RB, FSA (A) (B)
        1.000%, 01/01/16                                  4,900           4,900
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                  3

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage Project,
     Ser C, RB (A) (B) (C)
        1.040%, 12/01/20                                $ 6,400        $  6,400
   Rockford, Wesley Willows Obligation,
     RB (A) (B) (C)
        1.020%, 04/01/32                                  2,000           2,000
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B) (C)
        1.340%, 12/01/14                                  4,350           4,350
                                                                       --------
                                                                         54,033
                                                                       --------
INDIANA -- 9.1%
   Avon, Independent Community
     Schools, TAW
        2.050%, 06/30/04                                  2,800           2,805
   Carmel Clay, TAW
        2.000%, 12/31/04                                  3,645           3,666
   Clay, Independent School Buildings,
     First Mortgage Project, RB, FGIC
        2.000%, 01/15/05                                  1,270           1,280
   Franklin, Multi-School Project, BAN
        1.250%, 07/01/04                                  2,500           2,500
   Franklin, School District, BAN
        1.625%, 06/30/04                                  2,250           2,252
   Greater Clark County, TAW
        1.700%, 12/31/04                                  4,000           4,011
   Hamilton, School Building
     Project, BAN
        1.250%, 04/01/04                                  1,600           1,600
   Indiana State, Bond Bank, Ser A, RB
        2.000%, 01/25/05                                  8,500           8,568
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B) (C)
        1.100%, 07/01/26                                  3,400           3,400
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project,
     Ser A-4, RB (A) (B)
        1.150%, 11/15/36                                  8,000           8,000
   Indiana State, Health Facilities
     Financing Authority, Baptist Homes
     of Indiana Project, RB (A) (B) (C)
        0.950%, 11/01/30                                  9,360           9,360
   Indiana State, Health Facilities
     Financing Authority, Bethesda Living
     Center Project, Ser B, RB (A) (B) (C)
        0.980%, 08/01/31                                  1,275           1,275


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, Ser A, RB (A) (B) (C)
        0.950%, 04/01/12                                $ 1,415        $  1,415
   Indiana State, Health Facilities
     Financing Authority, Lutherwood
     Project, RB (A) (B) (C)
        1.050%, 07/01/10                                    670             670
   Indiana State, Industrial Finance
     Development Authority, Goodwill
     Industries Center Project,
     RB (A) (B) (C)
        1.050%, 06/01/16                                  1,760           1,760
   Indianapolis, Local Public
     Improvements, Ser B, RB
        2.000%, 07/06/04                                  4,400           4,415
   Indianapolis, Local Public
     Improvements, Ser C, RB
        2.000%, 07/06/04                                  3,700           3,713
   Vigo County, BAN
        1.370%, 03/01/04                                 14,000          14,000
                                                                       --------
                                                                         74,690
                                                                       --------
IOWA -- 1.5%
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Des Moines Project, RB (A) (B) (C)
        1.030%, 10/01/33                                  2,200           2,200
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Loras College Project, RB (A) (B) (C)
        0.980%, 11/01/30                                  2,500           2,500
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Morningside College Project,
     RB (A) (B) (C)
        1.030%, 07/01/26                                  1,700           1,700
   Iowa State, Warrant Certificates, Ser B,
     COP, FSA
        2.000%, 01/28/05                                  6,000           6,053
                                                                       --------
                                                                         12,453
                                                                       --------
KANSAS -- 0.7%
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B) (C)
        1.030%, 05/15/26                                  1,200           1,200
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A) (B)
        1.150%, 12/01/14                                    495             495


--------------------------------------------------------------------------------
4                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B) (C)
        1.040%, 12/01/28                                $ 3,805        $  3,805
                                                                       --------
                                                                          5,500
                                                                       --------
KENTUCKY -- 1.2%
   Kentucky State, Association of
     Counties, TRAN
        2.000%, 06/30/04                                  6,500           6,523
   Kentucky State, Buildings & Properties
     Authority, Project No. 71, RB
        5.000%, 08/01/04                                  2,125           2,161
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems, Ser A,
     RB (A) (B) (C)
        0.950%, 11/15/27                                  1,350           1,350
                                                                       --------
                                                                         10,034
                                                                       --------
LOUISIANA -- 0.2%
   New Orleans, Aviation Board Authority,
     Ser C, GO, MBIA (A) (B)
        0.960%, 08/01/11                                    855             855
   New Orleans, Industrial Development
     Authority, Spectrum Control
     Technology Project, RB (A) (B) (C)
        1.000%, 03/01/07                                    900             900
                                                                       --------
                                                                          1,755
                                                                       --------
MARYLAND -- 1.9%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B) (C)
        1.100%, 06/15/11                                  1,050           1,050
   Maryland State, Economic
     Development Authority, Goodwill
     Industrial Project, RB (A) (B) (C)
        0.950%, 09/01/24                                  2,430           2,430
   Prince Georges County, Equipment
     Acquisition Program, COP, MBIA
        4.500%, 06/15/04                                  1,150           1,162
   Washington, Suburban Sanitation
     District, Ser A, GO (A) (B)
        0.960%, 06/01/23                                 11,000          11,000
                                                                       --------
                                                                         15,642
                                                                       --------
MASSACHUSETTS -- 9.4%
   Chicopee, BAN
        2.000%, 11/19/04                                 12,000          12,070


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B) (C)
        0.940%, 07/01/31                                $ 4,000        $  4,000
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B) (C)
        0.950%, 02/01/33                                  2,000           2,000
   Massachusetts State, Development
     Finance Agency, Dean College
     Project, RB (A) (B) (C)
        0.940%, 10/01/29                                  2,034           2,034
   Massachusetts State, Development
     Finance Agency, Loomis
     Communities Project, Ser B,
     RB (A) (B) (C)
        0.960%, 03/01/10                                  1,000           1,000
   Massachusetts State, Development
     Finance Agency, Ocean Spray
     Cranberries Project, RB (A) (B) (C)
        0.930%, 10/15/11                                  2,015           2,015
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A) (B)
        0.930%, 07/01/29                                    900             900
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Project, RB (A) (B) (C)
        0.950%, 05/01/32                                  3,100           3,100
   Massachusetts State, Federal Highway
     Authority, RB (A) (B)
        0.950%, 06/15/09                                  1,800           1,800
   Massachusetts State, GO,
     MBIA (A) (B)
        0.950%, 05/01/09                                  4,995           4,995
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
        0.900%, 10/01/27                                  2,515           2,515
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program, Ser E,
     RB (A) (B) (C)
        0.980%, 01/01/35                                  1,200           1,200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B) (C)
        0.930%, 07/01/33                                  3,500           3,500


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                  5

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project, RB (A) (B)
        0.920%, 07/01/33                                $ 4,500        $  4,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B) (C)
        0.930%, 11/01/26                                  2,400           2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser WW, RB (A)(B)
        0.960%, 07/01/10                                 11,475          11,475
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts Project,
     Ser A, RB (A) (B) (C)
        0.890%, 11/01/30                                  2,400           2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser G,
     RB (A) (B)
        0.850%, 07/01/39                                    100             100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A) (B)
        0.950%, 08/01/14                                    950             950
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (B)
        0.920%, 01/15/10                                    900             900
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B) (C)
        0.980%, 11/01/25                                    200             200
   Massachusetts State, Industrial
     Finance Agency, Milton Academy
     Issue, RB, MBIA (A) (B)
        0.940%, 03/01/27                                  1,700           1,700
   Massachusetts State, Industrial
     Finance Agency, Showa Womens
     Institute Project, RB (A) (B) (C)
        1.000%, 03/15/04                                  1,800           1,800
   Massachusetts State, Merlots Project,
     Ser A63, GO, FGIC (A) (B)
        0.990%, 01/01/22                                  1,000           1,000
   Massachusetts State, Turnpike
     Authority, Ser 334, RB,
     MBIA (A) (B)
        0.940%, 01/01/37                                  1,000           1,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Walpole, BAN
        2.000%, 11/04/04                                $ 4,000        $  4,025
   Watertown, BAN
        2.000%, 11/12/04                                  4,000           4,023
                                                                       --------
                                                                         77,602
                                                                       --------
MICHIGAN -- 1.7%
   Hartland, School District, GO
        1.500%, 08/25/04                                  3,000           3,005
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B) (C)
        0.950%, 12/01/14                                    800             800
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B) (C)
        1.050%, 12/01/14                                  1,000           1,000
   Michigan State, Ser A, GO
        2.000%, 09/30/04                                  3,000           3,018
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B) (C)
        0.950%, 11/01/27                                  2,600           2,600
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
        0.950%, 05/01/14                                  1,000           1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A) (B) (C)
        1.000%, 12/01/10                                  2,760           2,760
                                                                       --------
                                                                         14,183
                                                                       --------
MINNESOTA -- 2.0%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B) (C)
        1.030%, 09/01/29                                    900             900
   Cohasset, Power & Light Project,
     Ser A, RB (A) (B) (C)
        0.980%, 06/01/20                                  1,600           1,600
   Lauderdale, Children's Home Society
     Project, RB (A) (B) (C)
        1.080%, 12/01/30                                  1,215           1,215
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B) (C)
        1.030%, 11/01/15                                  1,500           1,500
   Minnesota State, Higher Education
     Facilities Authority, Olaf College
     Project, RB (A) (B) (C)
        0.980%, 10/01/20                                  1,175           1,175


--------------------------------------------------------------------------------
6                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Minnesota, School District Taxes &
     Assistance, Ser A, COP
        1.750%, 08/27/04                                $10,000        $ 10,039
                                                                       --------
                                                                         16,429
                                                                       --------
MISSOURI -- 1.5%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
        1.090%, 01/01/09                                  1,500           1,500
   Kansas City, Industrial Development
     Authority, Bethesda Living Center
     Project, Ser A, RB (A) (B) (C)
        0.980%, 08/01/31                                  2,800           2,800
   Kansas City, Industrial Development
     Authority, Ewing Marion Kaufman
     Foundation Project, RB (A) (B)
        0.980%, 04/01/27                                  2,100           2,100
   Kansas City, Industrial Development
     Authority, Ewing Marion Kaufman
     Foundation Project, Ser A,
     RB (A) (B)
        0.980%, 04/01/27                                    200             200
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (B) (C)
        1.000%, 02/15/31                                  4,045           4,045
   Missouri State, Health & Educational
     Facilities Authority, Missouri Valley
     College, RAN
        2.250%, 04/23/04                                  1,100           1,102
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A) (B)
        1.030%, 07/01/32                                    295             295
                                                                       --------
                                                                         12,042
                                                                       --------
NEBRASKA -- 0.7%
   Lancaster County, Hospital Authority,
     Bryan Leigh Medical Center Project,
     RB, AMBAC (A) (B)
        0.980%, 06/01/18                                  1,000           1,000
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A) (B)
        1.020%, 09/01/20                                  1,995           1,995
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, RB, AMBAC (A) (B)
        0.980%, 03/01/33                                  2,800           2,800
                                                                       --------
                                                                          5,795
                                                                       --------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEVADA -- 0.5%
   Clark County, School District, Ser A,
     GO, MBIA
        7.250%, 06/15/04                                $ 3,900        $  3,971
                                                                       --------
NEW JERSEY -- 0.1%
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
        1.300%, 04/01/19                                  1,000           1,000
                                                                       --------
NEW MEXICO -- 0.2%
   Sandoval County, BAN
        2.000%, 05/01/04                                  2,000           2,003
                                                                       --------
NEW YORK -- 2.5%
   New York City, Municipal Water
     Financing Authority, Ser F-1,
     RB (A) (B)
        0.980%, 06/15/33                                    800             800
   New York City, Municipal Water
     Financing Authority, Ser F-2,
     RB (A) (B)
        0.930%, 06/15/33                                 20,000          20,000
   Suffolk County, Water Authority,
     RB (A) (B)
        0.920%, 01/01/08                                    200             200
                                                                       --------
                                                                         21,000
                                                                       --------
OHIO -- 1.8%
   Columbus & Franklin Counties, BAN
        1.500%, 03/25/04                                  2,000           2,001
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B) (C)
        1.050%, 12/01/10                                  2,030           2,030
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B) (C)
        1.050%, 05/01/22                                  1,320           1,320
   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A) (B) (C)
        1.000%, 09/01/20                                  2,750           2,750
   Summit County, Industrial Development
     Authority, Arlington Plaza Project,
     RB (A) (B) (C)
        1.300%, 09/01/15                                  1,750           1,750
   University of Toledo, General Authority,
     RB, FGIC (A) (B)
        0.980%, 06/01/32                                  5,000           5,000
                                                                       --------
                                                                         14,851
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                  7

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
OKLAHOMA -- 1.3%
   Tulsa, Industrial Authority, Childrens'
     Coalition Project, RB (A) (B) (C)
        1.100%, 04/01/15                                $ 2,900        $  2,900
   Tulsa, Industrial Development Authority,
     County Housing Funding Project,
     RB (A) (B)
        1.140%, 10/01/32                                  7,600           7,600
                                                                       --------
                                                                         10,500
                                                                       --------
PENNSYLVANIA -- 12.1%
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B) (C)
        1.000%, 12/01/14                                  3,280           3,280
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project, Ser B,
     RB (A) (B) (C)
        1.000%, 10/01/26                                  2,000           2,000
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B) (C)
        1.050%, 08/01/31                                  1,500           1,500
   Berks County, Industrial Development
     Authority, Kutztown University
     Foundation Project, RB (A) (B) (C)
        0.960%, 01/01/29                                  5,000           5,000
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        0.980%, 12/01/04                                  2,050           2,050
   Bucks County, Industrial Development
     Authority, Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        0.960%, 10/01/34                                  1,000           1,000
   Bucks County, Ser A, TRAN
        2.000%, 12/31/04                                  1,500           1,511
   Chester County, Industrial Development
     Authority, The Woods Project,
     RB (A) (B) (C)
        1.000%, 03/31/15                                  1,150           1,150
   Cumberland County, Municipal
     Authority, Dickinson College Project,
     Ser B, RB, AMBAC (A) (B)
        1.110%, 11/01/26                                  3,105           3,105
   Cumberland County, Municipal
     Authority, Wesley Affiliated Services
     Project, Ser C, RB (A) (B) (C)
        0.950%, 01/01/37                                  3,000           3,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
        1.000%, 05/01/20                                $ 1,345        $  1,345
   Delaware Valley, Regional Finance
     Authority, RB (A) (B)
        1.000%, 07/01/27                                  1,000           1,000
   Delaware Valley, Regional Finance
     Authority, RB, AMBAC (A) (B)
        0.960%, 01/01/14                                  5,575           5,575
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A) (B)
        0.990%, 07/01/22                                  2,000           2,000
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B) (C)
        1.000%, 10/01/24                                  1,800           1,800
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.050%, 04/15/27                                  2,070           2,070
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B) (C)
        1.000%, 07/01/33                                    800             800
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B) (C)
        0.960%, 05/15/21                                  1,680           1,680
   Luzerne County, Convention Center
     Project, Ser A, RB (A) (B) (C)
        0.960%, 09/01/28                                  4,000           4,000
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B) (C)
        1.000%, 01/01/30                                  1,730           1,730
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (B)
        0.900%, 08/15/31                                  2,000           2,000
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
        1.000%, 11/01/10                                    900             900
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.020%, 02/15/27                                    700             700
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B) (C)
        0.950%, 11/01/30                                  1,000           1,000


--------------------------------------------------------------------------------
8                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.000%, 02/01/18                                $ 1,650        $  1,650
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E-1, RB (A) (B) (C)
        1.000%, 09/01/19                                  1,700           1,700
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-3,
     RB (A) (B) (C)
        0.990%, 11/01/30                                  3,900           3,900
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J-1,
     RB (A) (B) (C)
        1.000%, 11/01/30                                  5,200           5,200
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges, Ser I4,
     RB (A) (B) (C)
        1.000%, 11/01/31                                  3,800           3,800
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges, Ser I5,
     RB (A) (B) (C)
        1.000%, 11/01/21                                  4,000           4,000
   Pennsylvania State, Housing Finance
     Agency, Building Development
     Project, RB (A) (B)
        0.950%, 01/01/34                                  5,000           5,000
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Children's Hospital Project, Ser A,
     RB (A) (B)
        0.940%, 07/01/22                                 10,105          10,105
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        0.970%, 06/01/14                                  1,750           1,750
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B) (C)
        1.450%, 05/01/17                                  7,000           7,000
   Philadelphia, TRAN
        2.000%, 06/30/04                                  1,000           1,003
   Temple University, University Funding
     Obligation, RB
        1.200%, 05/04/04                                  4,000           4,000
                                                                       --------
                                                                         99,304
                                                                       --------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.2%
   Charleston County, BAN
        2.000%, 11/04/04                                $ 2,500        $  2,517
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A) (B) (C)
        1.140%, 05/15/25                                  4,885           4,885
   University of South Carolina, Athletic
     Facilities Authority, BAN
        2.000%, 03/19/04                                  2,140           2,141
                                                                       --------
                                                                          9,543
                                                                       --------
TENNESSEE -- 1.1%
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B) (C)
        1.250%, 12/01/14                                  1,800           1,800
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project,
     RB (A) (B) (C)
        0.950%, 03/01/16                                    900             900
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Father Ryan High
     School Project, RB (A) (B) (C)
        0.950%, 07/01/22                                  4,000           4,000
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B) (C)
        0.950%, 07/01/21                                  1,130           1,130
   Tennessee State, Local Development
     Authority, State Loan Programs,
     Ser A, RB
        3.000%, 03/01/04                                    960             960
                                                                       --------
                                                                          8,790
                                                                       --------
TEXAS -- 3.7%
   Garland, Healthcare Facilities
     Development Authority, Chambrel
     Club Hill Project, RB (A) (B) (E)
        0.950%, 11/15/32                                  1,800           1,800
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B) (C)
        1.080%, 11/01/19                                  1,500           1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B) (C)
        1.000%, 12/01/08                                  1,800           1,800


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                  9

STATEMENT OF NET ASSETS (Unaudited)


Tax Free Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, Toll Road Project, Ser A,
     RB, MBIA Pre-Refunded @ 102 (D)
        6.250%, 08/15/04                                $ 1,000        $  1,044
   Houston, Ser A, GO
        5.500%, 03/01/04                                  1,940           1,940
   Northside, Independent School District,
     School Building Project, GO (A) (B)
        1.020%, 06/15/04                                  8,000           8,000
   Red River, Educational Finance
     Authority, TCU Project, RB (A) (B)
        3.250%, 03/01/31                                  4,000           4,000
   Tarrant, Regional Water District,
     RB, FSA
        4.000%, 03/01/04                                  2,000           2,000
   Texas State, Multi-Family Housing
     Authority, Department of Housing &
     Community Affairs, High Point
     Project, RB (A) (B) (E)
        0.950%, 02/01/23                                  2,190           2,190
   Texas State, TRAN
        2.000%, 08/31/04                                  6,500           6,527
                                                                       --------
                                                                         30,801
                                                                       --------
UTAH -- 0.4%
   Utah State, Ser A, GO
        4.000%, 07/01/04                                  2,950           2,980
                                                                       --------
VERMONT -- 1.2%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.060%, 06/01/22                                    625             625
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
        1.060%, 06/01/27                                  4,975           4,975
   Vermont State, Student Assistance
     Authority, RB (A) (B) (C)
        1.050%, 01/01/08                                  3,925           3,925
                                                                       --------
                                                                          9,525
                                                                       --------
WASHINGTON -- 2.5%
   Northwest Washington, Electric
     Revenue Authority, Ser A04,
     RB, MBIA (A) (B)
        1.020%, 07/01/18                                  4,210           4,210
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
        1.100%, 09/01/05                                  4,200           4,200


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Seattle, Low Income Housing Authority,
     Foss Home Project, RB (A) (B)
        0.950%, 12/01/24                                $ 4,625        $  4,625
   Washington State, Housing Finance
     Commission, Local 82, JATC
     Educational Development Training
     Project, RB (A) (B) (C)
        0.980%, 11/01/25                                  3,940           3,940
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B) (C)
        1.030%, 01/01/27                                    730             730
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Projects, Ser A,
     RB (A) (B) (C)
        1.000%, 08/01/19                                  1,150           1,150
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A,
     RB (A) (B) (C)
        1.000%, 01/01/30                                    500             500
   Washington State, Housing Finance
     Commission, YMCA Snohomish
     County Project, RB (A) (B) (C)
        0.980%, 08/01/19                                    100             100
   Washington State, Ser A11, GO,
     MBIA (A) (B)
        1.020%, 06/01/17                                     50              50
   Washington State, Ser R, GO
        5.500%, 07/01/04                                  1,000           1,015
                                                                       --------
                                                                         20,520
                                                                       --------
WEST VIRGINIA -- 0.3%
   West Virginia State, State Road
     Project, GO
        5.000%, 06/01/04                                  2,230           2,252
                                                                       --------
WISCONSIN -- 3.4%
   Appleton, Industrial Development
     Authority, Valley Packaging
     Industries Project, RB (A) (B) (C)
        1.100%, 02/01/11                                    530             530
   Eau Claire, Area School District, GO
        7.625%, 04/01/04                                  1,000           1,006
   Green Bay, Industrial Development
     Authority, Curative Rehabilitation
     Center Project, RB (A) (B) (C)
        1.100%, 07/01/13                                    545             545
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
        1.100%, 11/01/14                                  1,900           1,900


--------------------------------------------------------------------------------
10                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B) (C)
        1.080%, 07/01/21                                $ 1,150        $  1,150
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B) (C)
        1.000%, 06/01/19                                  6,830           6,830
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C,
     RB (A) (B) (C)
        0.980%, 08/15/23                                  5,000           5,000
   Wisconsin State, Health & Educational
     Facilities Authority, Newcastle Place
     Project, Ser B, RB (A) (B) (C)
        0.980%, 12/01/31                                 10,800          10,800
                                                                       --------
                                                                         27,761
                                                                       --------
MULTI-STATE -- 1.2%
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B) (C)
        1.130%, 05/01/28                                  7,915           7,915
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project, Ser A,
     COP (A) (B) (C)
        1.110%, 07/01/05                                  2,095           2,095
                                                                       --------
                                                                         10,010
                                                                       --------
Total Municipal Bonds
   (Cost $820,122)                                                      820,122
                                                                       --------
Total Investments -- 99.8%
   (Cost $820,122)                                                      820,122
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Investment Advisory Fees Payable                                       $    (25)
Administration Fees Payable                                                (257)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                         1,546
                                                                       --------
Total Other Assets and Liabilities                                        1,262
                                                                       --------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 821,560,941 outstanding shares
   of beneficial interest                                               821,412
Undistributed net investment income                                          43
Accumulated net realized loss on investments                                (71)
                                                                       --------
Total Net Assets -- 100.0%                                             $821,384
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($821,384,317 / 821,560,941 shares)                                    $1.00
                                                                       ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FHLB.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 11

STATEMENT OF NET ASSETS (Unaudited)


California Tax Exempt Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
CALIFORNIA -- 94.2%
   Bay Area, Toll Authority, San Francisco
     Bay Area Project, Ser C, RB,
     AMBAC (A) (B)
        0.940%, 04/01/25                                 $1,000         $ 1,000
   Berkeley, TRAN
        1.750%, 12/01/04                                    500             503
   California State, Economic
     Development Finance Authority, Volk
     Enterprises Project, RB (A) (B) (C)
        0.970%, 06/01/21                                    400             400
   California State, Educational Facilities
     Authority, Chapman University
     Project, RB (A) (B) (C)
        1.050%, 12/01/30                                    900             900
   California State, Health Facilities
     Finance Authority, Catholic
     Healthcare Project, Ser C, RB,
     MBIA (A) (B)
        0.970%, 07/01/20                                    600             600
   California State, Health Facilities
     Financing Authority, Scripps
     Memorial Hospital Project, Ser B,
     RB, MBIA (A) (B)
        0.920%, 10/01/21                                    200             200
   California State, Infrastructure &
     Economic Development Authority, J.
     Paul Getty Project, Ser B, RB (A) (B)
        1.000%, 04/01/33                                  1,000           1,000
   California State, School Cash Reserve
     Program, Ser A, RB
        2.000%, 07/06/04                                    500             502
   California Statewide, Communities
     Development Authority, Concordia
     University Irvine Project, Ser A,
     RB (A) (B) (C)
        1.010%, 10/01/31                                    900             900
   California Statewide, Communities
     Development Authority, Covenant
     Retirement Communities Project,
     COP (A) (B) (C)
        0.930%, 12/01/22                                    595             595
   California Statewide, Communities
     Development Authority, Motion
     Picture & Television Project, Ser A,
     RB (A) (B) (C)
        0.920%, 03/01/31                                    500             500
   Carlsbad, Unified School District,
     School Facilities Bridge Funding
     Project, COP, FSA (A) (B)
        0.920%, 09/01/24                                  1,000           1,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Costa Mesa, Redevelopment Agency,
     Family Village Apartments Project,
     Ser A, RB (A) (B) (C)
        0.900%, 11/01/14                                 $  375         $   375
   East Side, High School District, TRAN
        1.400%, 06/30/04                                  1,000           1,001
   Fontana, Unified School District,
     School Facilities Funding Program,
     COP, FSA (A) (B)
        0.950%, 04/01/35                                  1,000           1,000
   Fremont, Building & Equipment
     Financing Project, COP (A) (B) (C)
        0.970%, 07/01/15                                    700             700
   Fremont, Multi-Family Housing
     Authority, Mission Project, Ser E,
     RB (A) (B) (C)
        0.920%, 09/01/14                                    470             470
   Huntington Park, Public Financing
     Authority, Parking Project, Ser A,
     RB (A) (B) (C)
        1.150%, 09/01/19                                    280             280
   Long Beach, Financing Authority, Long
     Beach Museum of Art Project,
     RB (A) (B) (C)
        0.910%, 09/01/09                                    900             900
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments Project, Ser B,
     RB (A) (B)
        0.900%, 06/01/10                                    700             700
   Los Angeles, Multi-Family Housing
     Authority, Meadowridge Apartments
     Project, RB (A) (B) (D)
        0.920%, 09/01/18                                  1,000           1,000
   Newport Beach, Hoag Memorial
     Hospital Project, Ser C, RB (A) (B)
        1.000%, 10/01/26                                    500             500
   Oakland, Liquidity Facilities Authority,
     Bay Area Government Project,
     RB (A) (B) (C)
        0.950%, 12/01/09                                     85              85
   Orange County, Apartment
     Development Authority, Hidden Hills
     Project, Ser C, RB (A) (B)
        0.900%, 11/01/09                                    500             500
   Riverside County, Housing Authority,
     De Anza Villas Project,
     RB (A) (B) (C)
        0.960%, 12/01/16                                    235             235
   Sacramento County, Multi-Family
     Housing Authority, River Project,
     Ser C, RB (A) (B) (D)
        0.900%, 07/15/29                                    200             200


--------------------------------------------------------------------------------
12                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (B)
        0.860%, 06/01/05                                 $  270         $   270
   San Bernardino County, Multi-Family
     Housing Authority, Gold West Phase
     2 Project, RB (A) (B) (C) (D)
        0.950%, 05/01/17                                    500             500
   San Diego, Museum of Art Project,
     COP (A) (B) (C)
        1.050%, 09/01/30                                    600             600
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
        1.000%, 12/01/05                                    220             220
   Santa Clara County, Financing Lease
     Authority, VMC Facility Replacement
     Project, Ser B, RB (A) (B)
        0.930%, 11/15/25                                    800             800
   Stockton, Multi-Family Housing
     Authority, Mariners Pointe
     Association Project, Ser A,
     RB (A) (B) (C)
        0.900%, 09/01/18                                    800             800
   Sweetwater, Unified High School
     District, COP, FSA (A) (B)
        0.920%, 06/01/13                                    205             205
   Three Valleys, Municipal Water District
     Authority, Miramar Water Treatment
     Plant Project, COP (A) (B) (C)
        0.940%, 11/01/14                                    700             700
   Turlock, Irrigation District, Capital
     Improvements Project,
     COP (A) (B) (C)
        0.970%, 01/01/31                                    900             900
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TA, AMBAC (A) (B)
        1.000%, 08/01/27                                    295             295
                                                                        -------
                                                                         21,336
                                                                        -------
PUERTO RICO -- 2.6%
   Puerto Rico, Electric Power Authority,
     Ser A40, RB, MBIA (A) (B)
        0.970%, 07/01/23                                    595             595
                                                                        -------
MULTI-STATE -- 2.0%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.550%, 10/01/12                                    440             440
                                                                        -------
Total Municipal Bonds
   (Cost $22,371)                                                        22,371
                                                                        -------
Total Investments -- 98.8%
   (Cost $22,371)                                                        22,371
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
Investment Advisory Fees Payable                                        $    (1)
Administration Fees Payable                                                  (4)
Other Assets and Liabilities, Net                                           283
                                                                        -------
Total Other Assets and Liabilities                                          278
                                                                        -------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 21,606,514 outstanding
   shares of beneficial interest                                         21,606
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 1,069,734 outstanding
   shares of beneficial interest                                          1,069
Undistributed net investment income                                           2
Accumulated net realized loss on investments                                (28)
                                                                        -------
Total Net Assets -- 100.0%                                              $22,649
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($21,580,575 / 21,606,514 shares)                                      $1.00
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($1,068,875 / 1,069,734 shares)                                        $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FHLB/FNMA.
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 13

STATEMENT OF NET ASSETS (Unaudited)


Institutional Tax Free Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.6%
ALABAMA -- 1.2%
   Birmingham, Medical Clinic Board, St.
     Martins Project, RB (A) (B) (C)
        1.000%, 12/01/05                                $ 1,025      $    1,025
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B) (C)
        1.090%, 11/01/27                                  5,000           5,000
   Lauderdale County, Public Park &
     Recreation Board, Young Men's
     Christian Project, RB (A) (B) (C)
        0.950%, 12/01/20                                  3,100           3,100
   Mobile, Industrial Development Pollution
     Control Authority, M & T Chemicals
     Project, RB (A) (B) (C)
        1.000%, 06/01/04                                  2,800           2,800
   Montgomery, Special Care Facilities
     Financing Authority, VHA Alabama
     Project, Ser H, RB, AMBAC (A) (B)
        0.950%, 12/01/30                                  1,000           1,000
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B) (C)
        1.090%, 02/01/09                                  1,675           1,675
                                                                     ----------
                                                                         14,600
                                                                     ----------
ALASKA -- 0.8%
   Valdez, Marine Terminal, BP Pipelines
     Project, Ser B, RB (A) (B)
        0.990%, 07/01/37                                 10,400          10,400
                                                                     ----------
ARIZONA -- 0.9%
   Maricopa County, Industrial Development
     Authority, Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
        1.060%, 09/01/27                                  5,215           5,215
   Maricopa County, Industrial Development
     Authority, Gran Victoria Housing
     Project, Ser A, RB (A) (B)
        0.950%, 04/15/30                                  4,865           4,865
   Phoenix, Industrial Development
     Authority, Valley of the Sun YMCA
     Project, RB (A) (B) (C)
        0.980%, 01/01/31                                  1,500           1,500
                                                                     ----------
                                                                         11,580
                                                                     ----------
ARKANSAS -- 1.3%
   Pulaski County, Lease Purchase,
     Ser A, RB (A) (B) (E)
        1.040%, 03/01/07                                 16,000          16,000


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CALIFORNIA -- 2.7%
   ABAG, Financial Authority Not-For-
     Profit, Ser C, COP (A) (B)
        0.980%, 10/01/27                                $ 1,365      $    1,365
   California State, Department of Water
     Resources, Ser B-1, RB (A) (B) (C)
        0.970%, 05/01/22                                 25,000          25,000
   California State, Department of Water
     Resources, Ser B-4, RB (A) (B) (C)
        0.970%, 05/01/22                                  1,525           1,525
   California Statewide, Communities
     Development Authority, Concordia
     University Irvine Project, Ser A,
     RB (A) (B)
        1.010%, 10/01/31                                    100             100
   California Statewide, Communities
     Development Authority, Covenant
     Retirement Communities
     Project, COP (A) (B)
        0.930%, 12/01/22                                  1,000           1,000
   Golden Prairie, Schools Financing
     Authority, Kern High School
     District Projects, RB (A) (B) (C)
        0.930%, 08/01/31                                  1,000           1,000
   Long Beach, Financing Authority,
     Long Beach Museum of Art
     Project, RB (A) (B) (C)
        0.910%, 09/01/09                                    100             100
   Los Angeles, Multi-Family Housing
     Authority, Valencia Housing
     Project, Ser C, RB (A) (B) (E)
        0.900%, 04/01/31                                    600             600
   Los Angeles, Unified School District,
     Ser B12, GO, MBIA (A) (B)
        0.970%, 01/01/27                                    990             990
   Simi Valley, Multi-Family Housing
     Authority, Lincoln Wood Ranch
     Project, RB (A) (B) (E)
        0.900%, 06/01/10                                  1,100           1,100
   Turlock, Irrigation District, Capital
     Improvements Project,
     COP (A) (B) (C)
        0.970%, 01/01/31                                    100             100
                                                                     ----------
                                                                         32,880
                                                                     ----------
COLORADO -- 1.9%
   Arvada, Water Authority,
     RB, FSA (A) (B)
        1.200%, 11/01/20                                  2,400           2,400
   Colorado State, Educational & Cultural
     Facilities Authority, Fountain Valley
     School Project, RB (A) (B) (C)
        1.100%, 08/01/13                                  1,000           1,000

--------------------------------------------------------------------------------
14                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Health Facilities
     Authority, Christian Living Project,
     Ser A, RB (A) (B) (C)
        1.000%, 01/01/31                                $ 3,415      $    3,415
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residences Project, RB (A) (B) (C)
        1.000%, 12/01/29                                  6,150           6,150
   Denver, Health & Hospital Authority,
     Ser B, RB (A) (B) (C)
        1.030%, 12/01/31                                  4,300           4,300
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        1.050%, 12/01/30                                  1,580           1,580
        0.970%, 12/01/30                                  1,580           1,580
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B) (E)
        0.980%, 04/01/10                                  1,615           1,615
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B)
        1.300%, 12/01/31                                  1,090           1,090
                                                                     ----------
                                                                         23,130
                                                                     ----------
CONNECTICUT -- 0.6%
   New Britain, BAN
        2.250%, 04/08/04                                  7,800           7,809
                                                                     ----------
DELAWARE -- 2.9%
   Delaware State, Economic
     Development Authority, Hospital
     Billing Project, Ser B, RB,
     AMBAC (A) (B)
        0.930%, 12/01/15                                 25,000          25,000
   Delaware State, Economic
     Development Authority, Peninsula
     United Methodist Project,
     Ser B, RB (A) (B) (C)
        0.960%, 05/01/15                                  4,655           4,655
   Sussex County, Economic Development
     Authority, Route 113 Limited
     Partnership Project, RB (A) (B) (C)
        1.050%, 11/01/06                                  5,700           5,700
                                                                     ----------
                                                                         35,355
                                                                     ----------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia, Consortium Issue,
     RB (A) (B) (C)
        0.960%, 07/01/23                                  7,610           7,610
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
        0.950%, 06/01/25                                  2,500           2,500


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   District of Columbia, Laboratory School
     Issue, RB (A) (B) (C)
        1.050%, 12/01/23                                $ 1,635      $    1,635
                                                                     ----------
                                                                         11,745
                                                                     ----------
FLORIDA -- 3.1%
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B) (C)
        1.000%, 07/01/19                                  1,280           1,280
   Florida State, Division of Financial
     Development, Environmental
     Protection Project, Ser 2000-B,
     RB, FGIC
        5.750%, 07/01/04                                  5,000           5,079
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (B) (E)
        1.040%, 12/01/12                                  4,595           4,595
   Florida State, Multi-Family Housing
     Authority, Island Club Project,
     Ser A, RB (A) (B)
        0.950%, 07/01/31                                  7,340           7,340
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (B) (E)
        0.950%, 12/01/29                                  2,800           2,800
   Jacksonville, Industrial Development
     Authority, University of Florida
     Health Science Center Project,
     RB (A) (B)
        1.000%, 07/01/19                                  1,000           1,000
   Miami-Dade County, Industrial
     Development Authority, Holy Cross
     Academy Project, RB (A) (B) (C)
        0.950%, 07/01/20                                  1,595           1,595
   Orange County, Educational Facilities
     Authority, Rollins College Project,
     RB (A) (B) (C)
        0.990%, 05/01/31                                    625             625
   Pasco County, Multi-Family Housing
     Finance Authority, Carlton Arms
     Magnolia Project, RB (A) (B) (C)
        1.090%, 12/01/07                                  2,000           2,000
   Pinellas County, Healthcare Facilities
     Authority, Pooled Hospital Loan
     Program, RB, AMBAC (A) (B)
        1.000%, 12/01/15                                 11,400          11,400
   Volusia County, Industrial Development
     Authority, APCO Project, Ser A,
     RB (A) (B) (C)
        1.050%, 02/01/30                                    920             920
                                                                     ----------
                                                                         38,634
                                                                     ----------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 15

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
GEORGIA -- 7.8%
   Athens, Multi-Family Housing Authority,
     Georgian Apartments Association
     Project, RB (A) (B) (C)
        1.340%, 08/01/05                                $ 1,400      $    1,400
   Bibb County, Development Authority,
     Baptist Village Project,
     RB (A) (B) (C)
        0.950%, 08/01/18                                  3,800           3,800
   Cobb County, Industrial Development
     Authority, Institute of Nuclear Power
     Operations Project, RB (A) (B)
        0.950%, 02/01/13                                    600             600
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A) (B)
        1.020%, 01/01/12                                  1,485           1,485
   DeKalb County, Multi-Family Housing
     Authority, Post Brook Project,
     RB (A) (B) (C)
        0.940%, 06/01/25                                  4,300           4,300
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B) (C)
        0.990%, 12/01/07                                  1,850           1,850
   Downtown Athens, Development
     Authority, Georgian Apartments
     Association Project, RB (A) (B) (C)
        1.460%, 11/01/05                                  1,000           1,000
   Floyd County, Development Authority,
     Berry College Project, RB (A) (B) (C)
        0.950%, 08/01/22                                  5,600           5,600
   Fulton County, Development Authority,
     Arthritis Foundation Project,
     RB (A) (B) (C)
        0.950%, 12/01/16                                  2,365           2,365
   Fulton County, Development Authority,
     Epstein School Project,
     RB (A) (B) (C)
        0.950%, 01/01/17                                  1,900           1,900
   Fulton County, Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
        0.950%, 02/01/18                                  2,300           2,300
   Fulton County, Development Authority,
     Robert W. Woodruff Arts Center
     Project, RB (A) (B)
        0.940%, 02/01/32                                 19,650          19,650
   Fulton County, Development Authority,
     Robert W. Woodruff Arts Center
     Project, RB (A) (B) (C)
        0.950%, 02/01/16                                  2,200           2,200
   Fulton County, Industrial Development
     Authority, ADP Project, RB (A) (B)
        1.050%, 09/01/12                                  2,770           2,770


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B) (C)
        0.950%, 02/01/18                                $   800      $      800
   Fulton County, Multi-Family Housing
     Authority, Champions Green
     Apartments Project, Ser B,
     RB (A) (B)
        0.950%, 10/01/25                                  3,300           3,300
   Gwinnett County, Development
     Authority, Wesleyan School Project,
     RB (A) (B) (C)
        0.950%, 03/01/17                                    850             850
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B) (C)
        1.150%, 05/01/35                                  4,300           4,300
   Macon-Bibb County, Hospital Authority,
     Medical Center of Central Georgia
     Project, RB (A) (B) (C)
        0.950%, 08/01/18                                  1,950           1,950
        0.950%, 07/01/28                                  6,500           6,500
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry Project,
     RB (A) (B) (C)
        1.250%, 01/15/09                                  6,460           6,460
   Marietta, Multi-Family Housing
     Authority, Franklin Walk Apartments
     Project, RB (A) (B) (E)
        0.950%, 01/01/32                                  4,890           4,890
   Monroe County, Industrial Development
     Authority, Baptist Village Project,
     RB (A) (B) (C)
        0.950%, 08/01/18                                  2,200           2,200
   Roswell, Multi-Family Housing
     Authority, Belcourt Project, Ser A,
     RB (A) (B) (C)
        1.150%, 09/01/07                                  9,000           9,000
   Thomasville, Hospital Authority, J.D.
     Archbold Project, RB (A) (B) (C)
        0.950%, 11/01/23                                  4,900           4,900
                                                                     ----------
                                                                         96,370
                                                                     ----------
HAWAII -- 0.3%
   Hawaii State, GO, FSA (A) (B) (C)
        1.020%, 07/01/18                                  3,900           3,900
                                                                     ----------
IDAHO -- 0.8%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A,
     TA (A) (B) (C)
        1.140%, 08/01/24                                  1,605           1,605


--------------------------------------------------------------------------------
16                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Boise State, University Foundation,
     Engineering Technology Project,
     RB (A) (B) (C)
        0.950%, 08/01/08                                $ 1,050      $    1,050
   Twin Falls, Urban Renewal Agency, Tax
     Allocation Project, Ser A,
     RB (A) (B) (C)
        1.140%, 08/01/22                                  7,275           7,275
                                                                     ----------
                                                                          9,930
                                                                     ----------
ILLINOIS -- 5.3%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B) (C)
        1.000%, 12/01/08                                  1,250           1,250
   Central Lake County, Ser B18, RB,
     AMBAC (A) (B) (C)
        1.020%, 05/01/20                                  1,995           1,995
   Chicago, Water Reclamation Authority,
     GO (A) (B)
        1.010%, 12/01/09                                  2,185           2,185
   Cook County, Ser B11, GO,
     AMBAC (A) (B)
        1.020%, 11/15/25                                  3,000           3,000
   Du Page County, Community School
     Units, Ser D, GO, FSA
        2.000%, 10/01/04                                  1,000           1,005
   Illinois State, Development Financing
     Authority, American Academy
     Project, RB (A) (B) (C)
        1.100%, 04/01/21                                  1,900           1,900
   Illinois State, Development Financing
     Authority, Glenwood School for Boys
     Project, RB (A) (B) (C)
        0.950%, 02/01/33                                  1,200           1,200
   Illinois State, Development Financing
     Authority, Loyola Academy Project,
     Ser A, RB (A) (B) (C)
        1.000%, 10/01/27                                  3,400           3,400
   Illinois State, Development Financing
     Authority, Museum of Contemporary
     Art Project, RB (A) (B) (C)
        0.980%, 02/01/29                                  2,500           2,500
   Illinois State, Development Financing
     Authority, St. Providence School
     Project, RB (A) (B) (C)
        0.980%, 06/01/37                                  4,900           4,900
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B) (C)
        1.100%, 06/01/20                                  3,400           3,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
        0.950%, 03/01/27                                $ 1,700      $    1,700
   Illinois State, Educational Facilities
     Development Financing Authority,
     Trinity International University
     Project, Ser A, RB (A) (B) (C)
        1.000%, 10/01/30                                  2,000           2,000
   Illinois State, Health Facilities Authority,
     Bromenn Healthcare Project,
     RB (A) (B) (C)
        0.980%, 08/15/32                                  1,400           1,400
   Illinois State, Health Facilities Authority,
     Edgewater Medical Center Project,
     Ser A, RB Pre-Refunded @ 102 (D)
        9.250%, 07/01/04                                  1,240           1,298
   Illinois State, Health Facilities Authority,
     Glenkirk Project, RB (A) (B) (C)
        1.000%, 02/15/21                                    965             965
   Illinois State, Health Facilities Authority,
     Riverside Health Systems Project,
     Ser B, RB (A) (B) (C)
        0.940%, 11/15/16                                  1,090           1,090
   Illinois State, Regional Transportation
     Authority, Ser A, RB, AMBAC Pre-
     Refunded @ 102 (D)
        6.250%, 06/01/04                                  1,000           1,033
   Illinois State, Ser 783, GO, FSA (A) (B)
        0.990%, 04/01/27                                  5,495           5,495
   Illinois State, State Sales Tax Project,
     Ser A05, RB, FGIC (A) (B)
        1.020%, 06/15/24                                  4,465           4,465
   Lake County, Community School
     District No. 73, Ser 329, GO,
     FGIC (A) (B)
        1.040%, 12/01/14                                  5,785           5,785
   Oak Forest, Mode-Homewood Pool
     Project, RB (A) (B) (C)
        0.940%, 07/01/24                                  3,900           3,900
   Rockford, Wesley Willows Obligation,
     RB (A) (B) (C)
        1.020%, 04/01/32                                  4,100           4,100
   Will County, Community School
     District, TAW
        1.850%, 05/01/04                                  5,300           5,305
                                                                     ----------
                                                                         65,271
                                                                     ----------
INDIANA -- 9.2%
   Avon, Independent Community
     Schools, TAW
        2.050%, 06/30/04                                  4,824           4,832


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 17

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Carmel Clay, TAW
        2.000%, 12/31/04                                $ 5,000      $    5,029
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B) (C)
        0.980%, 01/01/33                                  4,200           4,200
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B) (C)
        0.960%, 11/01/21                                  2,795           2,795
   Franklin, School District, BAN
        1.625%, 06/30/04                                  2,250           2,252
   Goshen, Industrial Economic
     Development Authority, Goshen
     College Project, RB (A) (B) (C)
        0.980%, 10/01/37                                  6,800           6,800
   Greater Clark County, TAW
        1.700%, 12/31/04                                  3,500           3,510
   Hamilton, School Building
     Project, BAN
        1.250%, 04/01/04                                  3,000           3,000
   Indiana State, Bond Bank, Ser A, RB
        2.000%, 01/25/05                                 10,000          10,080
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project,
     Ser A-4, RB (A) (B)
        1.150%, 11/15/36                                 15,000          15,002
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, RB (A) (B) (C)
        0.950%, 04/01/13                                    700             700
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, Ser A, RB (A) (B) (C)
        0.950%, 04/01/12                                  3,785           3,785
        0.950%, 01/01/20                                  1,900           1,900
   Indiana State, Health Facilities
     Financing Authority, Mary Sherman
     Hospital Project, RB (A) (B) (C)
        0.970%, 05/01/19                                  3,955           3,955
   Indiana State, Hospital Financing
     Authority, Ser A, RB, MBIA (A) (B)
        0.950%, 12/01/15                                  5,300           5,300
   Indiana University, Student Residents
     Systems Project, RB (A) (B)
        0.950%, 11/01/18                                  6,615           6,615
   Indianapolis, Economic Development
     Authority, Morningside College Park
     Project, RB (A) (B) (C)
        0.980%, 08/01/22                                  5,340           5,340
   Indianapolis, Local Public
     Improvements Project, Ser A, RB
        2.000%, 07/06/04                                 11,300          11,339


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Noblesville, BAN
        1.400%, 07/01/04                                $ 1,260      $    1,260
   Perry Township, Multi-School Building
     Project, RB, FSA
        2.000%, 07/10/04                                  1,035           1,039
   Vigo County, BAN
        1.370%, 03/01/04                                 14,000          14,000
                                                                     ----------
                                                                        112,733
                                                                     ----------
IOWA -- 2.6%
   Algona, Industrial Development
     Authority, George A. Hormel Project,
     RB (A) (B) (C)
        1.100%, 05/01/05                                  2,600           2,600
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic Schools
     Systems Project, RB (A) (B) (C)
        1.080%, 05/01/32                                  4,100           4,100
   Iowa State, Finance Authority, Carroll
     Kuemper Catholic High School
     Project, RB (A) (B) (C)
        1.030%, 06/01/28                                    800             800
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives Project,
     RB (A) (B) (C)
        1.030%, 11/01/32                                    750             750
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     St. Ambrose Project, RB (A) (B) (C)
        0.980%, 04/01/33                                  6,600           6,600
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B) (C)
        1.030%, 03/01/30                                  2,020           2,020
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Des Moines Project, RB (A) (B) (C)
        1.030%, 10/01/33                                  1,500           1,500
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Loras College Project, RB (A) (B) (C)
        0.980%, 11/01/30                                    300             300
   Iowa State, Private Colleges Finance
     Authority, Drake University Project,
     RB (A) (B) (C)
        1.030%, 07/01/31                                  6,600           6,600
   Iowa State, Warrant Certificates,
     Ser B, COP, FSA
        2.000%, 01/28/05                                  6,550           6,608
                                                                     ----------
                                                                         31,878
                                                                     ----------


--------------------------------------------------------------------------------
18                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 2.3%
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J-2,
     RB (A) (B)
        0.980%, 12/01/34                                $   100      $      100
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B) (C)
        1.030%, 05/15/26                                    800             800
   Kansas State, Development Finance
     Authority, Village of Shalom
     Obligation Group, Ser BB,
     RB (A) (B) (C)
        0.980%, 11/15/28                                  1,660           1,660
   Leawood, GO
        2.000%, 10/01/04                                 12,600          12,669
   Lenexa, Multi-Family Housing
     Authority, Barrington Park
     Apartments Project, Ser A,
     RB (A) (B)
        0.950%, 02/01/23                                  5,700           5,700
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B) (C)
        1.040%, 12/01/26                                  6,545           6,545
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A) (B)
        0.950%, 11/01/30                                    700             700
                                                                     ----------
                                                                         28,174
                                                                     ----------
KENTUCKY -- 1.2%
   Covington, Industrial Building Authority,
     Atkins & Pearce Project,
     RB (A) (B) (C)
        1.050%, 04/01/05                                    955             955
   Kentucky State, Area Development
     Districts Financing Trust, Calloway
     County Fire No. 6 Project, Ser A,
     RB (A) (B) (C)
        1.030%, 12/01/32                                    580             580
   Kentucky State, Area Development
     Districts Financing Trust, Garrison
     Volunteer Fire Project, Ser A,
     RB (A) (B) (C)
        1.030%, 12/01/32                                    100             100
   Kentucky State, Association of
     Counties, TRAN
        2.000%, 06/30/04                                 10,000          10,036
   Lexington-Fayette Urban County,
     Educational Facilities Authority,
     Sayre School Project, RB (A) (B) (C)
        0.970%, 08/01/21                                  3,000           3,000
                                                                     ----------
                                                                         14,671
                                                                     ----------

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
   Louisiana State, Public Facilities
     Authority, Emberwood Project,
     Ser A, RB (A) (B) (E)
        0.990%, 11/15/33                                $ 7,000      $    7,000
   Louisiana State, Public Facilities
     Authority, Ser F, RB
        2.000%, 10/20/04                                  3,435           3,454
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B) (C)
        1.100%, 09/01/19                                  2,400           2,400
                                                                     ----------
                                                                         12,854
                                                                     ----------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A) (B)
        1.150%, 12/01/10                                  1,315           1,315
                                                                     ----------
MARYLAND -- 1.1%
   Frederick, GO (A) (B) (C)
        1.010%, 08/01/11                                  4,000           4,000
   Maryland State, Economic
     Development Authority, Associated
     Projects, Ser A, RB (A) (B) (C)
        0.950%, 12/01/31                                  2,000           2,000
   Maryland State, Health & Higher
     Education Facilities Authority,
     Collington Episcopal Project, Ser C,
     RB (A) (B) (C)
        0.950%, 04/01/20                                  2,900           2,900
   Maryland State, Industrial Development
     Financing Authority, Baltimore
     International Culinary Project,
     RB (A) (B) (C)
        1.050%, 05/01/24                                    715             715
   Montgomery County, Economic
     Development Authority, American
     Gastroenterological Project,
     RB (A) (B) (C)
        0.960%, 03/01/32                                  3,500           3,500
                                                                     ----------
                                                                         13,115
                                                                     ----------
MASSACHUSETTS -- 3.3%
   Avon, BAN
        1.500%, 03/03/05                                  2,500           2,512
   Chicopee, BAN
        2.000%, 11/19/04                                 12,000          12,070
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A) (B)
        0.940%, 06/01/30                                    600             600

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 19

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Loomis
     Communities Project, Ser B,
     RB (A) (B) (C)
        0.960%, 03/01/10                                $   500      $      500
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B) (C)
        1.050%, 11/01/28                                    185             185
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser WW, RB (A) (B)
        0.960%, 07/01/10                                 10,000          10,000
   Massachusetts State, Industrial
     Finance Agency, Governor Dummer
     Academy Project, RB (A) (B) (C)
        0.950%, 07/01/26                                    250             250
   Massachusetts State, Merlots Project,
     Ser A63, GO, FGIC (A) (B)
        0.990%, 01/01/22                                  4,280           4,280
   Mattapoisett, BAN
        1.800%, 04/29/04                                  3,000           3,003
   Walpole, BAN
        2.000%, 11/04/04                                  7,000           7,044
                                                                     ----------
                                                                         40,444
                                                                     ----------
MICHIGAN -- 1.6%
   Birmingham, Economic Development
     Authority, Brown Street Project,
     RB (A) (B) (C)
        1.200%, 12/01/18                                  1,010           1,010
   Bridgeport, GO
        1.400%, 06/25/04                                  4,000           4,004
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project,
     RB (A) (B) (C)
        0.990%, 11/01/10                                  1,500           1,500
   Hartland, School District, GO
        1.500%, 08/25/04                                  3,000           3,005
   Michigan State, Housing Development
     Authority, Not-For-Profit Housing
     Project, RB (A) (B) (C)
        0.980%, 06/01/25                                  1,000           1,000
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B) (C)
        1.050%, 11/01/14                                  2,400           2,400


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Strategic Fund, Pilgrim
     Manor Project, RB (A) (B) (C)
        1.100%, 05/01/20                                $ 3,700      $    3,700
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B) (C)
        0.950%, 11/01/27                                    200             200
   Northern Michigan, University Revenue
     Authority, Ser A, RB, FGIC (A) (B)
        0.980%, 06/01/31                                  1,400           1,400
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
        0.950%, 05/01/14                                  1,500           1,500
                                                                     ----------
                                                                         19,719
                                                                     ----------
MINNESOTA -- 2.5%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B) (C)
        1.030%, 09/01/29                                  2,900           2,900
   Bloomington, Commercial Development
     Authority, ATS II Project,
     RB (A) (B) (C)
        1.840%, 03/01/12                                  2,610           2,610
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B) (C)
        0.980%, 12/01/14                                  2,590           2,590
   Brooklyn, Center Development
     Authority, Brookdale Project,
     RB (A) (B) (C)
        1.030%, 12/01/14                                  2,100           2,100
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B) (C)
        1.030%, 06/01/19                                  1,240           1,240
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B) (C)
        1.030%, 11/01/15                                  1,500           1,500
   Mankato, Mankato Area Family YMCA
     Project, RB (A) (B) (C)
        1.080%, 05/01/06                                    700             700
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B) (C)
        1.080%, 05/01/26                                  3,400           3,400
   Minnesota, School District Taxes &
     Assistance, Ser A, COP
        1.750%, 08/27/04                                 10,000          10,039
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B) (C)
        1.030%, 10/01/29                                  1,695           1,695


--------------------------------------------------------------------------------
20                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B) (C)
        1.060%, 09/01/27                                $ 1,385      $    1,385
                                                                     ----------
                                                                         30,159
                                                                     ----------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A,
     RB (A) (B) (C)
        1.300%, 10/01/17                                  2,500           2,500
                                                                     ----------
MISSOURI -- 2.9%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
        1.090%, 01/01/09                                  2,900           2,900
   Kansas City, Industrial Development
     Authority, Springs Apartment Project,
     RB (A) (B)
        1.100%, 09/01/25                                  2,350           2,350
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A,
     RB (A) (B) (C)
        1.030%, 10/01/32                                  1,100           1,100
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B) (C)
        1.030%, 08/15/24                                  1,745           1,745
   Missouri State, Health & Educational
     Facilities Authority, Drury University
     Project, RB (A) (B) (C)
        1.030%, 08/15/28                                  1,800           1,800
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (A) (B)
        1.030%, 10/01/09                                    400             400
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A) (B)
        1.030%, 10/01/24                                  1,100           1,100
   Missouri State, Public Buildings
     Authority, Ser B38, RB (A) (B)
        1.020%, 10/15/27                                  7,995           7,995
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
        1.040%, 12/01/27                                 11,300          11,300
   St. Louis, Industrial Development
     Authority, Schnuck Markets
     Kirkwood Project, RB (A) (B) (C)
        1.010%, 12/01/15                                  4,350           4,350
                                                                     ----------
                                                                         35,040
                                                                     ----------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MONTANA -- 0.4%
   Montana State, Investment Board,
     Municipal Finance Construction
     Project, RB
        1.350%, 03/01/04                                $ 4,700      $    4,700
                                                                     ----------
NEBRASKA -- 1.2%
   Lancaster County, Hospital Authority,
     Bryan Leigh Medical Center Project,
     RB, AMBAC (A) (B)
        0.980%, 06/01/18                                  5,000           5,000
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A) (B)
        1.020%, 09/01/20                                  5,980           5,980
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, RB (A) (B) (C)
        0.980%, 08/01/31                                  3,500           3,500
                                                                     ----------
                                                                         14,480
                                                                     ----------
NEW JERSEY -- 0.2%
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
        1.300%, 04/01/19                                  2,000           2,000
                                                                     ----------
NEW MEXICO -- 1.1%
   Albuquerque, Healthcare Authority,
     Lovelace Respiratory Project, Ser A,
     RB (A) (B) (C)
        0.950%, 09/01/25                                  7,650           7,650
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B) (C)
        1.460%, 11/01/17                                  3,000           3,000
   Sandoval County, BAN
        2.000%, 05/01/04                                  3,000           3,004
                                                                     ----------
                                                                         13,654
                                                                     ----------
NEW YORK -- 4.0%
   Albany, Industrial Development Agency,
     State University Project, Ser A,
     RB (A) (B)
        1.010%, 07/01/32                                  3,500           3,500
   Long Island, Power Authority, Ser B, RB
        3.000%, 06/01/04                                 13,190          13,249
   New York City, Municipal Water
     Financing Authority, Fiscal Year
     2003 Project, Sub-Ser C-1,
     RB (A) (B)
        0.980%, 06/15/18                                 19,400          19,400

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 21

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Municipal Water
     Financing Authority, Ser F-1,
     RB (A) (B)
        0.980%, 06/15/33                                $   800      $      800
   New York City, Municipal Water
     Financing Authority, Ser F-2,
     RB (A) (B)
        0.930%, 06/15/33                                 10,000          10,000
   Ulster County, BAN
        1.750%, 06/11/04                                  1,550           1,553
                                                                     ----------
                                                                         48,502
                                                                     ----------
NORTH CAROLINA -- 0.2%
   North Carolina State, Medical Care
     Community Healthcare Facilities
     Authority, Lutheran Services for the
     Aging Project, RB (A) (B) (C)
        0.960%, 03/01/28                                  2,400           2,400
                                                                     ----------
OHIO -- 1.4%
   Columbus & Franklin Counties, BAN
        1.500%, 03/25/04                                  2,000           2,001
   Hamilton County, Healthcare Authority,
     Sisters of Charity Senior Care Center
     Project, RB (A) (B) (C)
        1.000%, 08/01/27                                  4,250           4,250
   Ohio State, Higher Education Facilities
     Authority, Kenyon College Project,
     RB (A) (B)
        1.000%, 04/01/22                                    400             400
        1.000%, 08/01/33                                  5,950           5,950
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B) (C)
        1.300%, 09/01/15                                  1,020           1,020
        1.300%, 09/15/16                                  1,260           1,260
   University of Toledo, General Authority,
     RB, FGIC (A) (B)
        0.980%, 06/01/32                                  2,800           2,800
                                                                     ----------
                                                                         17,681
                                                                     ----------
OKLAHOMA -- 3.4%
   Oklahoma County, Finance Authority,
     Housing Preservation Project,
     RB (A) (B)
        1.140%, 01/01/33                                 10,000          10,000
   Tulsa, Industrial Development Authority,
     County Housing Funding Project,
     RB (A) (B)
        1.140%, 10/01/32                                 31,400          31,400
                                                                     ----------
                                                                         41,400
                                                                     ----------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
OREGON -- 0.8%
   Hillsboro, Graduate Center Project,
     RB (A) (B) (C)
        1.000%, 06/01/09                                $ 3,000      $    3,000
   Hillsboro, Graduate Institute Project,
     RB (A) (B) (C)
        1.000%, 08/01/11                                  2,750           2,750
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B) (C)
        1.030%, 12/01/29                                  2,010           2,010
   Oregon State, Health, Housing,
     Educational & Cultural Authorities,
     Saint Vincent De Paul Project, Ser A,
     RB (A) (B) (C)
        1.050%, 03/01/19                                  1,825           1,825
                                                                     ----------
                                                                          9,585
                                                                     ----------
PENNSYLVANIA -- 7.9%
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B) (C)
        1.000%, 05/01/09                                  4,015           4,015
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B) (C)
        1.050%, 08/01/31                                  3,500           3,500
   Berks County, Industrial Development
     Authority, Kutztown University
     Foundation Project, RB (A) (B) (C)
        0.960%, 01/01/27                                  1,000           1,000
        0.960%, 01/01/29                                  5,000           5,000
   Bucks County, Industrial Development
     Authority, Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        0.960%, 10/01/34                                  2,000           2,000
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A,
     RB (A) (B) (C)
        0.980%, 12/01/26                                  3,570           3,570
   Cumberland County, Municipal
     Authority, Dickinson College Project,
     Ser B, RB, AMBAC (A) (B) (C)
        1.110%, 11/01/04                                  4,000           4,000
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B) (C)
        0.950%, 10/01/33                                  2,400           2,400
   Gettysburg, Industrial Development
     Authority, Brethren Home
     Community Project, Ser A,
     RB (A) (B) (C)
        0.960%, 06/01/24                                  1,245           1,245

--------------------------------------------------------------------------------
22                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A) (B)
        1.000%, 07/15/17                                $ 7,035      $    7,035
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B) (C)
        1.000%, 10/01/24                                  1,700           1,700
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.050%, 04/15/27                                  5,465           5,465
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B) (C)
        0.960%, 05/15/21                                    965             965
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
        1.000%, 11/01/10                                    500             500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.020%, 02/15/27                                  1,100           1,100
   Pennsylvania, Inter-Governmental
     Cooperation Authority, Philadelphia
     Funding Program, GO, FGIC
        5.000%, 06/15/04                                  4,600           4,652
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-3,
     RB (A) (B) (C)
        0.990%, 11/01/30                                  5,600           5,600
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area Project, Ser J-4,
     RB (A) (B) (C)
        1.000%, 11/01/30                                  6,800           6,800
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I-3, RB (A) (B) (C)
        1.125%, 11/01/04                                  3,500           3,500
   Pennsylvania State, Public School
     Building Authority, Ser A42,
     RB, FSA (A) (B)
        1.020%, 06/01/28                                  2,900           2,900
   Pennsylvania State, Ser A07, GO,
     FGIC (A) (B)
        1.020%, 02/01/14                                  1,980           1,980
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Childrens Hospital Project,
     Ser B, RB (A) (B)
        0.980%, 07/01/25                                  4,280           4,280


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B)
        1.450%, 05/01/17                                $ 9,000      $    9,000
   Philadelphia, TRAN
        2.000%, 06/30/04                                  1,000           1,004
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser A,
     RB, AMBAC (A) (B)
        0.960%, 12/01/20                                  2,625           2,625
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser C,
     RB, AMBAC (A) (B)
        0.960%, 12/01/20                                  4,800           4,800
   Temple University, University Funding
     Obligation, RB
        1.200%, 05/04/04                                  6,000           6,000
                                                                     ----------
                                                                         96,636
                                                                     ----------
RHODE ISLAND -- 0.0%
   Rhode Island State, Revenue Authority,
     Convention Center Project, Ser A,
     RB, MBIA (A) (B)
        0.970%, 05/15/27                                    100             100
                                                                     ----------
SOUTH CAROLINA -- 0.5%
   Charleston County, BAN
        2.000%, 11/04/04                                  2,500           2,517
   University of South Carolina, Athletic
     Facilities Authority, BAN
        2.000%, 03/19/04                                  4,000           4,002
                                                                     ----------
                                                                          6,519
                                                                     ----------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
     Educational Facilities Authority,
     Rapid City Regional Hospital Project,
     RB, MBIA (A) (B)
        0.980%, 09/01/27                                  1,400           1,400
                                                                     ----------
TENNESSEE -- 1.6%
   Blount County, Public Building
     Authority, Tennessee Library Project,
     RB (A) (B) (C)
        0.950%, 12/01/15                                  3,500           3,500
   Chattanooga, Health Education &
     Facilities Board, McCallie School
     Project, RB (A) (B) (C)
        0.950%, 12/01/23                                  2,000           2,000
   Knox County, Health, Educational &
     Housing Facilities Authority, Child &
     Family Services Project,
     RB (A) (B) (C)
        0.950%, 07/01/14                                  1,150           1,150

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 23

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Knox County, Health, Educational &
     Housing Facilities Authority, Webb
     School Project, RB (A) (B) (C)
        0.950%, 03/01/19                                $ 1,000      $    1,000
   Memphis-Shelby County, Industrial
     Development Board, University of
     Tennessee Medical Group Project,
     RB (A) (B) (C)
        1.020%, 03/01/24                                  8,900           8,900
   Shelby County, Health, Educational &
     Housing Facilities Authority, St. Peter
     Villa Project, RB (A) (B) (C)
        1.190%, 11/01/22                                  2,670           2,670
                                                                     ----------
                                                                         19,220
                                                                     ----------
TEXAS -- 4.3%
   El Paso, Independent School District,
     GO
        7.250%, 08/15/04                                  1,950           2,005
   Garland, Healthcare Facilities
     Development Authority, Chambrel
     Club Hill Project, RB (A) (B) (E)
        0.950%, 11/15/32                                  2,700           2,700
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B) (C)
        1.000%, 12/01/08                                  6,850           6,850
   Harris County, Healthcare Facilities
     Authority, St. Luke's Episcopal
     Hospital, Ser B, RB (A) (B)
        1.000%, 02/15/31                                 15,000          15,000
   Hockley County, Industrial
     Development Authority, Amoco
     Project, RB (A) (B)
        1.100%, 03/01/14                                  7,225           7,225
   Red River, Educational Finance
     Authority, TCU Project, RB (A) (B)
        3.250%, 03/01/31                                  8,000           8,000
   Tarrant, Regional Water District, RB,
     FSA (A) (B)
        4.000%, 03/01/04                                  1,065           1,065
   Texas State, TRAN
        2.000%, 08/31/04                                 10,500          10,544
                                                                     ----------
                                                                         53,389
                                                                     ----------
UTAH -- 1.0%
   Alpine, School District, GO
        5.125%, 03/15/04                                  1,525           1,527
   Salt Lake City, Industrial Development
     Authority, Parkview Plaza Association
     Project, RB (A) (B) (C)
        1.030%, 12/01/14                                  3,800           3,800


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Utah State, Intermountain Power
     Agency, Merlots Project, Ser A59,
     RB, MBIA (A) (B)
        1.020%, 07/01/10                                $ 7,135      $    7,135
                                                                     ----------
                                                                         12,462
                                                                     ----------
VERMONT -- 1.4%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.060%, 06/01/22                                  3,735           3,735
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
        1.060%, 06/01/27                                  4,360           4,360
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B) (C)
        0.960%, 10/01/30                                  4,290           4,290
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Northeastern Vermont Regional
     Hospital Project, Ser A,
     RB (A) (B) (C)
        0.960%, 10/01/25                                  3,045           3,045
   Vermont State, Student Assistance
     Authority, RB (A) (B) (C)
        1.050%, 01/01/08                                  1,940           1,940
                                                                     ----------
                                                                         17,370
                                                                     ----------
VIRGINIA -- 1.2%
   Harrisonburg, Redevelopment &
     Housing Authority, Stoney Ridge
     Project, RB (A) (B) (E)
        0.950%, 08/01/32                                  8,500           8,500
   Virginia State, College Building
     Authority, RB (A) (B)
        0.970%, 09/01/11                                  5,620           5,620
                                                                     ----------
                                                                         14,120
                                                                     ----------
WASHINGTON -- 3.2%
   Northwest Washington, Electrical
     Revenue Authority, Ser C,
     RB, FSA (A) (B)
        1.020%, 01/01/10                                  5,235           5,235
   Port Townsend, Industrial Development
     Authority, Port Townsend Paper
     Project, RB (A) (B) (C)
        1.100%, 03/01/09                                  7,200           7,200


--------------------------------------------------------------------------------
24                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                        ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, GO, FGIC (A) (B)
        1.020%, 07/01/19                                $ 5,170      $    5,170
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B) (C)
        1.000%, 07/01/11                                  2,315           2,315
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B) (C)
        0.980%, 12/01/33                                  4,200           4,200
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B) (C)
        1.030%, 01/01/27                                  5,265           5,265
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Program, RB (A) (B) (C)
        1.000%, 07/01/11                                  1,075           1,075
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A,
     RB (A) (B) (C)
        1.000%, 01/01/30                                  2,100           2,100
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities, RB (A) (B) (C)
        1.000%, 01/01/34                                  2,500           2,500
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B) (C)
        0.950%, 02/01/30                                    200             200
   Washington State, Housing Finance
     Commission, Tacoma Art Museum
     Project, RB (A) (B) (C)
        1.030%, 06/01/32                                    900             900
   Washington State, Housing Finance
     Commission, YMCA of Greater
     Seattle Project, RB (A) (B) (C)
        1.000%, 07/01/11                                    500             500
   Washington State, Ser A11, GO,
     MBIA (A) (B)
        1.020%, 06/01/17                                  2,780           2,780
                                                                     ----------
                                                                         39,440
                                                                     ----------
WEST VIRGINIA -- 1.4%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center Parking
     Project, Ser A, RB (A) (B) (C)
        1.060%, 12/01/16                                 10,540          10,540
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A) (B)
        1.340%, 10/01/14                                  3,500           3,500


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                        ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Putnam County, Industrial
     Development Authority, FMC Project,
     RB (A) (B) (C)
        1.000%, 10/01/11                                $ 3,400      $    3,400
                                                                     ----------
                                                                         17,440
                                                                     ----------
WISCONSIN -- 4.0%
   Fond Du Lac, BAN
        1.800%, 04/30/04                                  2,945           2,948
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
        1.100%, 11/01/14                                  3,000           3,000
   Oshkosh, Area School District, TRAN
        2.000%, 08/25/04                                 13,500          13,563
   West Allis, State Fair Park Exposition,
     RB (A) (B) (C)
        1.000%, 08/01/28                                  6,295           6,295
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB (A) (B) (C)
        1.030%, 11/01/17                                  2,200           2,200
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB,
     FSA (A) (B)
        0.980%, 12/01/29                                    900             900
   Wisconsin State, Health & Educational
     Facilities Authority, Lutheran College
     Project, RB (A) (B) (C)
        1.030%, 06/01/33                                  1,400           1,400
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB (A) (B) (C)
        1.100%, 05/01/21                                  5,150           5,150
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter Hospital
     Project, RB (A) (B) (C)
        1.030%, 12/01/32                                    750             750
   Wisconsin State, Health & Educational
     Facilities Authority, Milwaukee
     Protestant Home Project, Ser A,
     RB (A) (B) (C)
        0.980%, 10/01/29                                 11,215          11,215
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project,
     RB (A) (B) (C)
        1.030%, 10/01/30                                  1,900           1,900
                                                                     ----------
                                                                         49,321
                                                                     ----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 25

STATEMENT OF NET ASSETS (Unaudited)


Institutional Tax Free Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                        ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 2.7%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.850%, 10/01/12                                $ 7,300      $    7,300
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B) (C)
        1.130%, 05/01/28                                 13,085          13,085
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-2, RB (A) (B) (C)
        1.130%, 12/10/14                                 10,910          10,910
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        1.110%, 07/01/05                                  1,905           1,905
   Northwestern Mutual Life Insurance,
     RB (A) (B) (C)
        7.610%, 02/01/09                                    173             174
                                                                     ----------
                                                                         33,374
                                                                     ----------
Total Municipal Bonds
   (Cost $1,235,399)                                                  1,235,399
                                                                     ----------
Total Investments -- 100.6%
   (Cost $1,235,399)                                                  1,235,399
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- (0.6)%
Investment Advisory Fees Payable                                            (35)
Administration Fees Payable                                                (244)
Shareholder Servicing Fees Payable                                          (76)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                        (6,431)
                                                                     ----------
Total Other Assets and Liabilities                                       (6,789)
                                                                     ----------


--------------------------------------------------------------------------------
                                                                           Value
 Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 924,245,266 outstanding shares
   of beneficial interest                                            $  924,071
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 270,079,709 outstanding shares
   of beneficial interest                                               270,079
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 34,502,394 outstanding shares
   of beneficial interest                                                34,502
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                                (41)
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,228,610
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($924,023,292 / 924,245,266 shares)                                    $1.00
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($270,090,234 / 270,079,709 shares)                                    $1.00
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($34,496,841 / 34,502,394 shares)                                      $1.00
                                                                     ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

Massachusetts Tax Free Money Market Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.0%
MASSACHUSETTS -- 99.8%
   Avon, BAN
        1.500%, 03/03/05                                 $2,500         $ 2,512
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B) (C)
        0.890%, 11/01/24                                  1,600           1,600
   Chicopee, BAN
        2.000%, 11/19/04                                  1,000           1,006
   Marion, BAN
        1.750%, 09/24/04                                  2,000           2,007
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A) (B)
        1.020%, 07/01/30                                  2,060           2,060
   Massachusetts State, Construction
     Loan, Ser C, GO
        4.500%, 09/01/04                                    100             102
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B) (C)
        0.940%, 07/01/31                                  3,000           3,000
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B) (C)
        0.950%, 02/01/33                                  1,900           1,900
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A) (B)
        0.940%, 06/01/30                                  2,200           2,200
   Massachusetts State, Development
     Finance Agency, Loomis
     Communities Project, Ser B,
     RB (A) (B) (C)
        0.960%, 03/01/10                                  2,400           2,400
   Massachusetts State, Development
     Finance Agency, Meadowbrook
     School Issue, RB (A) (B) (C)
        0.940%, 08/01/30                                    800             800
   Massachusetts State, Development
     Finance Agency, Ocean Spray
     Cranberries Project, RB (A) (B) (C)
        0.930%, 10/15/11                                  1,800           1,800
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B) (C)
        1.050%, 11/01/28                                  2,915           2,915
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A) (B)
        0.930%, 07/01/29                                  1,600           1,600


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Wentworth Institute
     Project, RB, AMBAC (A) (B)
        0.950%, 10/01/30                                 $1,000         $ 1,000
   Massachusetts State, Federal Highway
     Authority, RB (A) (B)
        0.950%, 06/15/09                                  2,500           2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
        0.900%, 10/01/27                                  2,400           2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program, Ser E,
     RB (A) (B) (C)
        0.980%, 01/01/35                                  3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B) (C)
        0.930%, 07/01/33                                  2,500           2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project,
     RB (A) (B) (C)
        0.920%, 07/01/33                                  1,500           1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B) (C)
        0.930%, 11/01/26                                  2,300           2,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University, Ser BB,
     RB (A) (B)
        0.860%, 02/01/34                                  2,800           2,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute of
     Technology Project, Ser J-2,
     RB (A) (B)
        0.850%, 07/01/31                                  1,500           1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser D-3, RB (A) (B)
        0.930%, 07/01/38                                  3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     St. Ann's Home Project, Ser A,
     RB (A) (B) (C)
        1.200%, 03/01/22                                  1,480           1,480


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 27

STATEMENT OF NET ASSETS (Unaudited)


Massachusetts Tax Free Money Market Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts Project,
     Ser A, RB (A) (B) (C)
        0.890%, 11/01/30                                 $2,000         $ 2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser E,
     RB (A) (B)
        0.950%, 07/01/22                                  1,000           1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser G,
     RB (A) (B)
        0.850%, 07/01/39                                  2,000           2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A) (B)
        0.950%, 08/01/14                                  2,950           2,950
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (B) (D)
        0.920%, 01/15/10                                  1,625           1,625
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B) (C)
        0.980%, 11/01/25                                  1,715           1,715
   Massachusetts State, Industrial
     Finance Agency, Showa Womens
     Institute Project, RB (A) (B) (C)
        1.000%, 03/15/04                                  2,200           2,200
   Massachusetts State, Merlots Project,
     Ser A63, GO, FGIC (A) (B)
        0.990%, 01/01/22                                  2,495           2,495
   Massachusetts State, Turnpike
     Authority, Ser 334, RB,
     MBIA (A) (B)
        0.940%, 01/01/37                                  1,500           1,500
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A) (B)
        0.920%, 11/01/26                                    500             500
   Mattapoisett, BAN
        1.800%, 04/29/04                                  2,000           2,002
   Mendon Upton, Regional School
     District, BAN
        2.000%, 04/30/04                                  2,000           2,003
   Walpole, BAN
        2.000%, 11/04/04                                  1,581           1,591
   Watertown, BAN
        2.000%, 11/12/04                                  1,000           1,006
   Woods Hole Martha's Vineyard &
     Nantucket, Ser A, GO
        2.500%, 03/01/04                                    340             340
                                                                        -------
                                                                         74,809
                                                                        -------


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 1.2%
   Puerto Rico, Electric Power Authority,
     Ser B, RB (A) (B)
        0.970%, 07/01/20                                 $  900         $   900
                                                                        -------
Total Municipal Bonds
   (Cost $75,709)                                                        75,709
                                                                        -------
Total Investments -- 101.0%
   (Cost $75,709)                                                        75,709
                                                                        -------

OTHER ASSETS AND LIABILITIES -- (1.0)%
Investment Advisory Fees Payable                                             (2)
Administration Fees Payable                                                 (11)
Shareholder Servicing Fees Payable                                          (17)
Other Assets and Liabilities, Net                                          (724)
                                                                        -------
Total Other Assets and Liabilities                                         (754)
                                                                        -------

NET ASSETS:
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 74,956,015 outstanding shares
   of beneficial interest                                                74,956
Accumulated net realized loss on investments                                 (1)
                                                                        -------
Total Net Assets -- 100.0%                                              $74,955
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($74,954,819 / 74,956,015 shares)                                      $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

Pennsylvania Tax Free Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.2%
PENNSYLVANIA -- 102.2%
   Allegheny County, Hospital
     Development Authority, Presbyterian
     University Hospital Project, Ser B-2,
     RB (A) (B) (C)
        0.980%, 03/01/18                                 $  735         $   735
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B) (C)
        1.050%, 08/01/31                                  1,500           1,500
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        0.980%, 12/01/04                                  1,600           1,600
   Bucks County, Ser A, TRAN
        2.000%, 12/31/04                                    500             503
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A,
     RB (A) (B) (C)
        0.980%, 12/01/26                                  1,000           1,000
   Cumberland County, Municipal
     Authority, Wesley Affiliated Services
     Project, Ser C, RB (A) (B) (C)
        0.950%, 01/01/37                                  1,000           1,000
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
        1.000%, 05/01/20                                    645             645
   Delaware County, Industrial
     Development Authority, BP Oil
     Project, RB (A) (B)
        0.980%, 10/01/19                                  1,000           1,000
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B) (C)
        0.950%, 10/01/33                                  1,000           1,000
   Delaware Valley, Regional Finance
     Authority, RB (A) (B)
        1.000%, 07/01/27                                  1,500           1,500
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A) (B)
        0.990%, 07/01/22                                  1,100           1,100
   Geisinger Health Systems, RB (A) (B)
        0.970%, 08/01/28                                  1,000           1,000
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A) (B)
        1.000%, 07/15/17                                  1,000           1,000
   Kennett, School District, GO, FGIC
     Pre-Refunded @ 100 (D)
        5.750%, 02/15/05                                    500             522


--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lancaster, Industrial Development
     Authority, Garden Spot Village
     Project, Ser B, RB (A) (B) (C)
        0.970%, 05/01/31                                 $1,200         $ 1,200
   Lehigh County, Industrial Development
     Authority, Allegheny Electric Project,
     RB (A) (B) (C)
        1.030%, 06/01/14                                     90              90
   Luzerne County, Convention Center
     Project, Ser A, RB (A) (B) (C)
        0.960%, 09/01/28                                    290             290
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (B)
        0.900%, 08/15/31                                    800             800
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
        1.000%, 11/01/10                                  1,350           1,350
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.020%, 02/15/27                                  1,500           1,500
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B) (C)
        0.950%, 11/01/30                                    900             900
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.000%, 02/01/18                                  1,000           1,000
   Pennsylvania Inter-Governmental
     Cooperation Authority, Philadelphia
     Funding Program, GO, FGIC
        5.000%, 06/15/04                                    320             324
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges & Universities
     Project, Ser D3, RB (A) (B) (C)
        1.150%, 05/01/19                                  1,200           1,200
   Pennsylvania State, Higher Education
     Facilities Authority, Council of
     Independent Colleges Project,
     Ser A-7, RB (A) (B) (C)
        1.200%, 04/01/17                                  1,325           1,325
   Pennsylvania State, Ser A07, GO,
     FGIC (A) (B)
        1.020%, 02/01/14                                    995             995
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Children's Hospital Project, Ser A,
     RB (A) (B)
        0.940%, 07/01/22                                  1,200           1,200


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 29

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Tax Free Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project, Ser A-3,
     RB (A) (B) (C)
        0.970%, 03/01/19                                 $1,300         $ 1,300
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96, RB (A) (B) (C)
        0.950%, 12/01/08                                  1,500           1,500
   Philadelphia, Industrial Development
     Authority, Maplewood Long Term
     Care Project, RB Pre-Refunded
     @ 103 (D)
        8.000%, 07/01/04                                  1,090           1,147
   Philadelphia, Industrial Development
     Authority, RB (A) (B)
        1.450%, 05/01/17                                  1,500           1,500
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B) (C)
        1.000%, 11/01/32                                  1,500           1,500
   Philadelphia, Redevelopment Authority,
     Rivers Edge Project, RB (A) (B) (C)
        1.000%, 12/01/09                                  1,400           1,400
   Philadelphia, TRAN
        2.000%, 06/30/04                                  2,000           2,007
   Temple University, University Funding
     Obligation, RB (A) (B)
        1.200%, 05/04/04                                  1,000           1,000
   Union County, Higher Education
     Facilities, Bucknell University
     Project, Ser B, RB (A) (B)
        0.900%, 04/01/22                                  1,305           1,305
   York, General Pooled Financing
     Authority, Sub-Ser A, RB,
     AMBAC (A) (B)
        0.960%, 09/01/26                                  1,100           1,100
                                                                        -------
Total Municipal Bonds
   (Cost $40,038)                                                        40,038
                                                                        -------
Total Investments -- 102.2%
   (Cost $40,038)                                                        40,038
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.2)%
Investment Advisory Fees Payable                                        $    (1)
Administration Fees Payable                                                  (9)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities, Net                                          (829)
                                                                        -------
Total Other Assets and Liabilities                                         (845)
                                                                        -------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 12,274,870 outstanding shares
   of beneficial interest                                                12,275
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 26,938,836 outstanding shares
   of beneficial interest                                                26,938
Accumulated net realized loss on investments                                (20)
                                                                        -------
Total Net Assets -- 100.0%                                              $39,193
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($12,254,210 / 12,274,870 shares)                                      $1.00
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($26,939,214 / 26,938,836 shares)                                      $1.00
                                                                        =======

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

Intermediate-Term Municipal Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%
ALABAMA -- 0.8%
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB, Radian Insured
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                                $   825        $    903
        5.700%, 09/01/11                                    870             951
   Alabama State, Special Care Facilities
     Financing Authority, Charity
     Obligation Group Project,
     Ser A, RB (E)
        5.000%, 11/01/06                                  2,700           2,957
   Alabama State, Water Pollution Control
     Authority, Revolving Fund Loan,
     Ser B, RB, AMBAC
        5.250%, 08/15/10                                  2,000           2,306
                                                                       --------
                                                                          7,117
                                                                       --------
ALASKA -- 1.7%
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 3,
     RB, FSA
        6.000%, 07/01/12                                  3,980           4,758
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 4,
     RB, FSA
        6.000%, 07/01/14                                  2,920           3,516
   Alaska State, Housing Finance
     Authority, General Mortgage Project,
     Ser A, RB, MBIA
        5.100%, 12/01/06                                  1,805           1,898
   Alaska State, Housing Finance
     Authority, Ser A-1, RB Callable
     06/01/09 @ 100
        6.000%, 06/01/15                                  1,940           2,066
   Anchorage, Electric Utility Authority,
     Senior Lien, RB, MBIA
        8.000%, 12/01/06                                  1,775           2,087
        8.000%, 12/01/07                                  1,310           1,602
                                                                       --------
                                                                         15,927
                                                                       --------
ARIZONA -- 4.1%
   Arizona State, School Facilities
     Board, State School
     Improvements Project, RB
        5.500%, 07/01/10                                  3,000           3,521
   Arizona State, Transportation Board,
        Sub-Ser A, RB
        6.000%, 07/01/08                                  6,000           6,983
   Maricopa County, Community College
     Project, GO
        5.000%, 07/01/10                                  2,000           2,287


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Maricopa County, Unified School
     District, GO
        7.400%, 07/01/10                                $ 5,750        $  7,351
   Mesa, Utility Systems Authority,
     RB, FGIC
        7.125%, 07/01/11                                  7,000           8,984
        6.500%, 07/01/11                                  3,865           4,801
        5.250%, 07/01/17                                  3,000           3,496
                                                                       --------
                                                                         37,423
                                                                       --------
ARKANSAS -- 0.2%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (F)
        4.700%, 07/01/16                                  1,860           1,933
                                                                       --------
CALIFORNIA -- 11.1%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
        6.000%, 09/01/13                                  2,325           2,860
   California State, Department of Water
     Resources, Ser A, RB, FSA
        5.250%, 05/01/12                                  2,850           3,285
   California State, GO
        6.600%, 02/01/09                                  1,000           1,166
        5.250%, 02/01/11                                  2,000           2,226
        5.000%, 02/01/09                                  2,000           2,190
        5.000%, 02/01/12                                 13,500          14,711
        5.000%, 10/01/12                                 12,425          13,654
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                  4,000           4,384
   California State, GO Partially
     Pre-Refunded @ 100 (D)
        6.250%, 10/01/04                                    480             486
   California State, GO Partially
     Pre-Refunded @ 101 (D)
        5.250%, 06/01/06                                    840             891
   California State, GO, AMBAC
        6.300%, 09/01/10                                  2,000           2,421
   California State, GO, MBIA
        5.750%, 10/01/10                                  3,000           3,560
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence Project, RB
        5.500%, 10/01/05                                  1,100           1,173
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser F, RB, MBIA
     Callable 08/01/08 @ 101
        5.000%, 02/01/11                                  2,000           2,064


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 31

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser Q, RB, MBIA
     Callable 08/01/07 @ 102
        5.850%, 08/01/16                                $ 2,940        $  3,138
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB Callable
     08/01/07 @ 101.5 (F)
        5.050%, 02/01/17                                  1,090           1,100
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.500%, 12/01/10                                  2,475           2,808
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10                                  2,955           3,575
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (E)
        6.000%, 12/01/10                                  2,195           2,700
   California State, Water Department
     Authority, Ser A, RB
        5.500%, 05/01/09                                  2,000           2,268
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB
        5.200%, 12/01/29                                  2,750           2,976
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser D,
     RB Callable 02/28/07 @ 101
        4.350%, 11/01/36                                  2,450           2,581
   California Statewide, Communities
     Development Authority, St. Josephs
     Health Systems Obligation Group,
     COP, FSA Callable 07/01/08 @ 101
        5.250%, 07/01/09                                  5,170           5,707
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1,
     RB Callable 06/01/13 @ 100
        5.000%, 06/01/21                                  9,925           9,978
   Los Angeles County, Capital Asset
     Leasing Project, RB, AMBAC
        6.000%, 12/01/06                                  1,000           1,126
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project, GO,
     FGIC Callable 09/01/06 @ 102
        5.600%, 09/01/12                                  1,000           1,125
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
        5.800%, 07/01/16                                  1,000           1,118


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Oroville, Hospital Project, Ser A, RB
     Callable 12/01/05 @ 102
        5.500%, 12/01/06                                $ 1,000        $  1,082
   Southern California, Metropolitan Water
     District Authority, Ser A, RB
        5.000%, 07/01/13                                  3,000           3,426
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                  1,935           2,185
                                                                       --------
                                                                        101,964
                                                                       --------
COLORADO -- 1.7%
   Boulder, Larimer & Weld Counties,
     Local School District, GO, MBIA
        5.250%, 12/15/13                                  2,000           2,339
   Colorado State, Department of
     Transportation, RAN, AMBAC
        6.000%, 06/15/10                                  3,000           3,593
   Colorado State, Department of
     Transportation, Ser B, RAN, MBIA
        5.000%, 06/15/11                                  5,000           5,737
   Colorado State, Educational & Cultural
     Facilities Authority, National Jewish
     Federation Board Program, Ser A-1,
     RB (A) (B) (C)
        0.980%, 09/01/33                                    200             200
   Colorado State, Healthcare Facilities
     Authority, Catholic Health Initiatives
     Project, Ser A, RB
        5.500%, 12/01/06                                  1,000           1,093
        5.500%, 12/01/07                                  1,000           1,102
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB Callable
     11/01/07 @ 105
        6.750%, 05/01/17                                    225             239
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB Callable
     08/01/11 @ 102
        4.875%, 08/01/13                                    875             917
                                                                       --------
                                                                         15,220
                                                                       --------
CONNECTICUT -- 0.7%
   Connecticut State, Ser F, GO, MBIA
        5.000%, 10/15/10                                  4,770           5,478
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                  1,100           1,325
                                                                       --------
                                                                          6,803
                                                                       --------


--------------------------------------------------------------------------------
32                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Convention Center
     Project, Senior Lien, RB, AMBAC
        5.250%, 10/01/12                                $ 3,000        $  3,357
   District of Columbia, Ser A-1, GO,
     MBIA
        6.500%, 06/01/09                                  1,085           1,299
   District of Columbia, Ser B, GO
        6.000%, 06/01/11                                  4,420           5,298
                                                                       --------
                                                                          9,954
                                                                       --------
FLORIDA -- 6.9%
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                  1,470           1,805
   Dade County, Ser DD, GO, AMBAC
        7.600%, 10/01/05                                  1,070           1,177
   Florida State, Board of Education,
     Capital Outlay Project, Ser F, GO
        5.600%, 06/01/12                                  4,890           5,348
   Florida State, Department
     Environmental Protection, Florida
     Forever Project, Ser B, RB, MBIA
        5.000%, 07/01/12                                  8,000           9,120
   Florida State, Department of General
     Services, Facilities Pool, Ser A,
     RB, FSA
        5.250%, 09/01/11                                  5,000           5,809
   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
        6.000%, 07/01/13                                  3,490           4,253
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA Callable
     07/01/10 @ 100
        5.750%, 01/01/17                                    450             460
   Florida State, St. Johns River Project,
     Issue No. 2, 17th Ser, RB
        5.250%, 10/01/09                                  3,000           3,427
   Florida State, St. Johns River Project,
     Issue No. 2, 18th Ser, RB
        5.000%, 10/01/09                                  6,000           6,775
   Hillsborough County, Aviation Authority,
     Tampa International Airport Project,
     Ser A, RB, FSA
        5.500%, 10/01/09                                  4,820           5,598
   Key West, Electric Utilities Board,
     RB, AMBAC
        6.000%, 10/01/11                                  5,990           7,274
   Leesburg, Hospital Facilities Authority,
     Regional Medical Center Project,
     Ser A, RB
        5.000%, 07/01/12                                  2,880           3,077


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Miami-Dade County, Special Obligation,
     Ser A-1, GO, AMBAC
        5.000%, 04/01/11                                $ 4,000        $  4,565
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                  3,300           3,831
   Sunrise, Utility Systems Authority, RB,
     AMBAC Pre-Refunded @ 101 (D)
        5.750%, 10/01/06                                  1,165           1,306
                                                                       --------
                                                                         63,825
                                                                       --------
GEORGIA -- 4.0%
   Georgia State, Municipal Electric Power
     Authority, RB, MBIA
        6.500%, 01/01/12                                  3,235           3,891
   Georgia State, Municipal Electric Power
     Authority, Ser DD, RB, AMBAC
        7.000%, 01/01/08                                  4,500           5,319
   Georgia State, Ser C, GO
        6.250%, 08/01/13                                  4,000           4,989
        6.000%, 07/01/10                                  2,610           3,142
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                  3,600           4,474
        6.300%, 11/01/09                                  4,100           4,960
        6.000%, 10/01/10                                  2,000           2,420
   Metropolitan Atlanta, Rapid Transit
     Authority, Ser E, RB (E)
        7.000%, 07/01/11                                  4,000           4,940
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA Callable
     01/01/09 @ 101
        5.250%, 07/01/09                                  2,625           2,967
                                                                       --------
                                                                         37,102
                                                                       --------
HAWAII -- 0.3%
   Hawaii State, Ser DB, GO, MBIA
        5.250%, 09/01/13                                  2,000           2,327
                                                                       --------
IDAHO -- 0.0%
   Idaho, Healthcare Facilities Authority,
     St. Lukes Medical Center Project,
     RB, FSA (A) (B)
        0.990%, 07/01/30                                    200             200
                                                                       --------
ILLINOIS -- 5.5%
   Chicago, Board of Education, School
     Reform Project, GO, MBIA
     Pre-Refunded @ 102 (D)
        6.000%, 12/01/06                                  1,550           1,773
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
        6.900%, 01/01/07                                  3,500           3,899

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 33

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                $ 5,000        $  6,045
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (G)
        4.150%, 12/01/07                                  6,970           6,412
   Cook County, Community College
     District, Ser C, RB, MBIA
        7.700%, 12/01/05                                  3,970           4,407
   Cook County, GO, MBIA (E)
        7.250%, 11/01/07                                  2,000           2,218
   Illinois State, Development Financing
     Authority, Community Rehabilitation
     Providers Project, Ser A, RB
        5.700%, 07/01/07                                  1,290           1,324
        5.600%, 07/01/05                                  2,235           2,292
   Illinois State, Educational Facilities
     Authority, Loyola University Project,
     Ser A, RB (E)
        7.000%, 07/01/07                                  4,585           5,201
   Illinois State, Health Facilities Authority,
     Centegra Health Systems
     Project, RB
        5.500%, 09/01/06                                  2,375           2,546
   Illinois State, Health Facilities Authority,
     Condell Medical Center Project, RB
        6.000%, 05/15/10                                  1,250           1,364
   Illinois State, Health Facilities Authority,
     Decatur Memorial Hospital
     Project, RB
        5.500%, 10/01/10                                  1,050           1,168
        5.500%, 10/01/11                                  1,150           1,276
   Illinois State, Metropolitan Pier &
     Exposition, McCormick Project,
     Ser A, RB, MBIA (G)
        4.087%, 12/15/16                                  2,330           1,350
   Kane & DeKalb Counties, Unified
     School District No. 301, GO, AMBAC
        6.300%, 12/01/04                                  1,440           1,497
   Lake County, Forest Preservation
     District, GO (G)
        2.600%, 12/01/07                                  4,000           3,680
   University of Illinois, Auxiliary Facilities
     System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                  2,000           2,357
   University of Illinois, Auxiliary Facilities
     System, Ser B, RB, FGIC
        5.500%, 04/01/15                                  1,635           1,916
                                                                       --------
                                                                         50,725
                                                                       --------
INDIANA -- 1.6%
   Hammond, Multi-School Building
     Authority, First Mortgage Project,
     RB, MBIA (E)
        6.000%, 01/15/06                                  1,740           1,848


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Clarian Health
     Hospital Project, Ser B, RB (A) (B)
        0.990%, 03/01/30                                $ 1,600        $  1,600
   Indiana State, Housing Finance
     Authority, Ser A, RB (F)
        6.600%, 07/01/05                                    530             538
   Indiana State, Office Building
     Commission, State Office Building II
     Facilities Project, Ser D, RB
        6.900%, 07/01/11                                  5,650           7,007
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA Callable
     10/01/11 @ 101
        5.500%, 10/01/12                                  2,860           3,327
                                                                       --------
                                                                         14,320
                                                                       --------
IOWA -- 0.5%
   Muscantine, Electric Authority, Ser A,
     RB, AMBAC
        5.500%, 01/01/09                                  3,725           4,249
                                                                       --------
KANSAS -- 0.7%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-1, RB (A) (B)
        0.940%, 09/01/20                                  1,800           1,800
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-2, RB (A) (B)
        0.940%, 09/01/20                                    200             200
   Kansas State, Development Finance
     Authority, Water Pollution Control
     Project, RB
        5.500%, 11/01/11                                  2,000           2,372
        5.500%, 11/01/14                                  1,885           2,243
                                                                       --------
                                                                          6,615
                                                                       --------
LOUISIANA -- 1.4%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
        5.000%, 10/01/12                                  2,600           2,837
   Jefferson Parish, Hospital Service
     Authority, District No. 2,
     RB, FGIC (A) (B)
        5.250%, 12/01/15                                  5,450           5,761
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, Ser A-1, RB
     Callable 12/01/07 @ 104 (F)
        6.650%, 06/01/15                                    905             959


--------------------------------------------------------------------------------
34                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Orleans, Ernest N. Morial Project,
     Sub-Ser A, TA, AMBAC
        5.250%, 07/15/13                                $ 3,000        $  3,480
                                                                       --------
                                                                         13,037
                                                                       --------
MAINE -- 0.1%
   Maine State, Housing Authority,
     Mortgage Purchase Project,
     Ser D-1, RB
        4.850%, 11/15/06                                  1,000           1,075
                                                                       --------
MARYLAND -- 0.9%
   Prince Georges County, Public
     Improvements Authority, Ser B, GO
        5.000%, 10/01/13                                  6,970           8,045
                                                                       --------
MASSACHUSETTS -- 4.9%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                  3,300           3,780
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.250%, 07/01/10                                  5,000           5,787
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.250%, 07/01/13                                  1,500           1,740
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.250%, 08/01/13                                  6,000           6,885
   Massachusetts State, Construction
     Loan, Ser B, GO, MBIA
        5.750%, 06/01/09                                  6,200           7,250
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB Callable
     08/01/10 @ 101
        6.000%, 08/01/11                                  1,000           1,161
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA Callable
     06/01/07 @ 102
        5.250%, 06/01/11                                  1,585           1,767
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB Callable
     06/01/05 @ 102
        5.900%, 12/01/13                                    275             279
   Massachusetts State, Municipal
     Wholesale Electric Project No. 6-A,
     RB, MBIA
        5.500%, 07/01/09                                  4,000           4,584


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                        ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Ser C, GO
        5.000%, 12/01/06                                $ 4,000        $  4,376
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/11                                  3,000           3,403
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                  1,500           1,828
   Massachusetts State, Water Resources
     Authority, Ser D, RB, MBIA
        5.500%, 08/01/10                                  2,000           2,340
                                                                       --------
                                                                         45,180
                                                                       --------
MICHIGAN -- 5.2%
   Battle Creek, Downtown Development
     Authority, TA Pre-Refunded
     @ 102 (D)
        7.300%, 05/01/04                                  1,195           1,231
   Detroit, Convention Facilities, Cobo Hall
     Project, RB, MBIA
        5.000%, 09/30/12                                  2,000           2,290
   Grand Haven, Electric Authority,
     RB, MBIA
        5.500%, 07/01/14                                  5,275           6,246
        5.500%, 07/01/16                                  6,960           8,273
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                  2,000           2,317
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                                  1,975           2,118
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                  3,000           3,623
   Michigan State, Environmental
     Protection Program, Ser A, GO
        5.000%, 05/01/13                                  3,500           3,999
   Michigan State, GO
        5.500%, 12/01/06                                  3,500           3,885
   Michigan State, Hospital Finance
     Authority, Hospital Charity Obligation
     Project, Ser D, RB Pre-Refunded
     @ 100 (D)
        4.800%, 11/01/04                                  3,340           3,426
   Michigan State, Housing Development
     Authority, RB, AMBAC
        4.850%, 04/01/04                                    300             301
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC Callable
     05/01/06 @ 101
        6.000%, 05/01/07                                  3,600           3,992
   University of Michigan, Hospital
     Project, RB
        5.000%, 12/01/07                                  5,450           6,037
                                                                       --------
                                                                         47,738
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 35

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MINNESOTA -- 0.2%
   Dakota County, Open Space Project,
     Ser A, GO
        5.000%, 02/01/11                                $ 2,000        $  2,276
                                                                       --------
MISSISSIPPI -- 0.4%
   Mississippi State, Hospital Equipment
     & Facilities Authority, Rush Medical
     Foundation Project, Ser A, RB
        5.400%, 01/01/07                                    640             691
   Mississippi State, Ser D, GO
        5.000%, 11/01/11                                  2,370           2,705
   Mississippi State, Single-Family
     Housing Authority, Ser D, RB
     Callable 07/01/07 @ 105 (F)
        6.650%, 07/01/12                                    500             539
                                                                       --------
                                                                          3,935
                                                                       --------
NEVADA -- 0.6%
   Clark County, Improvement District,
     Ser A, SPA (A) (B) (C)
        0.990%, 02/01/21                                  3,600           3,600
   Clark County, School District, Ser A,
     GO, FGIC
        5.250%, 06/15/07                                  2,000           2,228
                                                                       --------
                                                                          5,828
                                                                       --------
NEW JERSEY -- 1.8%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/29                                  2,000           2,341
   New Jersey State, Educational Facilities
     Authority, Higher Education Capital
     Improvements Project, Ser B, RB
        5.750%, 09/01/10                                  4,220           4,988
   New Jersey State, Transportation
     Authority, Federal Transportation
     Administration Grants, Ser B, COP,
     AMBAC
        5.500%, 09/15/12                                  4,000           4,671
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser C, RB, FSA
        5.750%, 12/15/12                                  1,500           1,799
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        5.750%, 01/01/10                                  2,625           3,087
                                                                       --------
                                                                         16,886
                                                                       --------


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.6%
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
        5.000%, 09/01/11                                $ 1,000        $  1,101
        5.000%, 09/01/13                                  3,200           3,528
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser C-3, RB Callable
     01/01/07 @ 102 (F)
        5.950%, 07/01/28                                    705             742
                                                                       --------
                                                                          5,371
                                                                       --------
NEW YORK -- 14.4%
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB,
     AMBAC
        6.000%, 12/01/07                                  6,000           6,899
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
        5.600%, 07/15/14                                  2,835           2,897
   New York City, Municipal Assistance
     Authority, Ser I, RB Callable
     07/01/07 @ 102 (E)
        6.250%, 07/01/08                                  2,000           2,310
   New York City, Ser B, GO
        7.250%, 08/15/07                                  4,000           4,716
        5.500%, 08/01/11                                  2,000           2,303
        5.500%, 08/01/12                                  5,000           5,748
        5.000%, 08/01/06                                  5,815           6,265
   New York City, Ser C, GO
        5.250%, 08/01/09                                  2,665           3,003
        5.000%, 08/01/07                                  7,000           7,674
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09                                  5,000           5,779
   New York City, Ser G, GO
        5.500%, 08/01/09                                  5,000           5,697
   New York City, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
        5.750%, 03/15/07                                  1,000           1,099
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                  1,000           1,104
   New York City, Ser J, GO Callable
     08/01/07 @ 101
        6.125%, 08/01/11                                  1,090           1,234
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser A, RB Callable
     11/01/11 @ 100
        5.500%, 11/01/26                                  3,000           3,494
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser B, RB
        5.500%, 02/01/09                                  1,090           1,248


--------------------------------------------------------------------------------
36                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     City University Construction Project,
     Ser A, RB
        5.000%, 07/01/07                                $ 4,000        $  4,390
   New York State, Dormitory Authority,
     Department of Health Project, RB
        5.250%, 07/01/10                                  3,040           3,412
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                    420             442
   New York State, Dormitory Authority,
     Ser B, RB Callable 05/15/12 @ 100
        5.250%, 11/15/23                                  4,500           5,082
   New York State, Dormitory Authority,
     Sound Shore Project, RB, MBIA
        4.350%, 02/01/08                                    850             865
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
        6.000%, 05/15/15                                  4,000           4,793
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, MBIA
        5.250%, 05/15/15                                  5,490           6,361
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/12                                    190             228
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (E)
        5.750%, 06/15/12                                  1,210           1,463
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     RB, MBIA
        6.000%, 06/15/12                                  3,250           3,918
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                  2,000           2,253
   New York State, Medical Care Facilities
     Finance Agency, Ser C, RB (E)
        5.200%, 08/15/05                                     15              16
   New York State, Medical Care Facilities
     Finance Agency, St. Luke' s Hospital
     Project, Ser A, RB (C)
        5.600%, 08/15/13                                  1,625           1,671
   New York State, Mortgage Agency,
     Homeowner Mortgage Project, Ser
     87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                  2,155           2,198


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB Callable
     06/01/06 @ 100
        5.250%, 06/01/12                                $ 1,525        $  1,618
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                  4,135           5,011
   New York State, Urban Development,
     Ser A, RB
        5.250%, 01/01/21                                  2,750           3,083
        5.000%, 01/01/17                                  1,175           1,295
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                 18,000          20,723
   Tsasc, Inc., New York Tfabs, Ser 1, RB
     Callable 07/15/09 @ 101
        5.750%, 07/15/15                                  2,520           2,551
                                                                       --------
                                                                        132,843
                                                                       --------
NORTH CAROLINA -- 2.9%
   Charlotte, Convention Facilities Project,
     Ser A, COP
        5.000%, 08/01/11                                  2,000           2,275
        5.000%, 08/01/13                                  7,300           8,313
   North Carolina State, Highway
     Authority, GO
        5.000%, 05/01/09                                  2,000           2,268
   North Carolina State, Municipal Power
     Agency, Ser A, RB
        5.750%, 01/01/09                                  6,850           7,939
        5.000%, 01/01/05                                  1,500           1,540
   North Carolina, Municipal Power
     Agency Authority, RB, MBIA
        7.250%, 01/01/07                                  2,000           2,306
   University of North Carolina, Chapel
     Hill Hospital Project, Ser A,
     RB (A) (B)
        0.940%, 02/15/31                                  2,000           2,000
                                                                       --------
                                                                         26,641
                                                                       --------
OHIO -- 2.0%
   Cincinnati University, Ser A, RB, FGIC
        5.500%, 06/01/10                                  3,000           3,518
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
        5.500%, 08/15/10                                  1,000           1,115
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
        5.500%, 02/15/13                                  2,500           2,744


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 37

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Common Schools, Capital
     Facilities Project, Ser B, GO
        5.500%, 09/15/13                                $ 2,500        $  2,966
   Ohio State, GO
        6.100%, 08/01/12                                  2,000           2,450
   Ohio State, Higher Education Authority,
     Capital Facilities Project,
     Ser II-A, RB
        5.500%, 12/01/08                                  5,000           5,765
                                                                       --------
                                                                         18,558
                                                                       --------
OKLAHOMA -- 0.2%
   Oklahoma State, Industrial
     Development Authority, Integris
     Baptist Health Systems Project,
     RB, AMBAC
        5.250%, 08/15/06                                  1,255           1,367
                                                                       --------
OREGON -- 0.2%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
        5.100%, 07/01/12                                  2,000           2,066
                                                                       --------
PENNSYLVANIA -- 2.6%
   Delaware Valley, Regional Finance
     Authority, RB
        5.750%, 07/01/17                                  3,000           3,572
        5.500%, 07/01/12                                  5,925           6,878
   Montgomery County, Higher Education
     & Health Authority, Abington
     Memorial Hospital Project, Ser A,
     RB, AMBAC
        5.000%, 06/01/08                                  1,000           1,115
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
        5.500%, 07/01/08                                  1,605           1,825
   Pennsylvania State, Higher Education
     Facilities Authority,
     Allegheny Delaware Valley
     Obligation, Ser A, RB, MBIA
        5.500%, 11/15/08                                  1,000           1,115
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage
     Project, RB Callable 10/01/06 @
     102 (F)
        5.300%, 10/01/07                                  1,000           1,053
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
        7.000%, 07/01/07                                  1,000           1,170
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
        6.000%, 12/01/11                                  3,420           3,856


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project, RB, MBIA
        5.500%, 07/01/07                                $ 2,585        $  2,894
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (E)
        9.125%, 07/01/10                                    130             149
                                                                       --------
                                                                         23,627
                                                                       --------
RHODE ISLAND -- 0.5%
   Rhode Island State, Economic
     Development Authority, Ser A, GAN
        5.000%, 06/15/08                                  3,655           4,092
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 25A, RB Callable
     10/01/07 @ 101.5
        4.950%, 10/01/16                                    870             878
                                                                       --------
                                                                          4,970
                                                                       --------
SOUTH CAROLINA -- 1.3%
   Piedmont, Municipal Power Agency,
     Ser A, RB, FGIC
        6.500%, 01/01/16                                  1,820           2,296
   Richland County, International Paper
     Projects, Ser A, RB
        4.250%, 10/01/07                                  3,000           3,176
   South Carolina State, Hospital Facilities
     Authority, Medical University Project,
     RB Pre-Refunded @ 101 (D)
        5.625%, 07/01/09                                  2,885           3,386
   South Carolina State, Housing
     Authority, Homeownership Mortgage
     Project, Ser A, RB Callable
     07/01/04 @ 102
        6.375%, 07/01/16                                    470             481
   South Carolina State, Transportation
     Infrastructure Authority, Ser A,
     RB AMBAC
        5.000%, 10/01/11                                  1,665           1,910
   Spartanburg County, School District
     No. 5, COP, MBIA Callable
     07/01/05 @ 102
        5.400%, 07/01/08                                  1,000           1,073
                                                                       --------
                                                                         12,322
                                                                       --------
SOUTH DAKOTA -- 0.3%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project,
     RB, MBIA
        6.000%, 07/01/08                                  1,025           1,184


--------------------------------------------------------------------------------
38                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB,
     ACA Insured
        5.200%, 04/01/08                                $ 1,035        $  1,130
                                                                       --------
                                                                          2,314
                                                                       --------
TENNESSEE -- 1.3%
   Hendersonville, Industrial Development
     Authority, Ashford 83 Association
     Project, RB Callable 12/15/06 @ 102
        5.950%, 12/15/08                                    855             893
   Memphis, General Improvements, GO
        5.250%, 11/01/13                                  2,000           2,328
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
        7.700%, 01/01/12                                  5,000           6,439
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
        6.600%, 07/01/08                                  2,000           2,362
                                                                       --------
                                                                         12,022
                                                                       --------
TEXAS -- 10.8%
   Austin, Utility Systems, RB, AMBAC
        6.750%, 11/15/12                                 10,090          12,866
   Birdville, Independent School
     District, GO
        5.000%, 02/15/10                                  2,300           2,608
   Carrollton, Farmers Branch
     Independent School District, GO
        5.500%, 02/15/11                                  3,905           4,559
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
        5.750%, 02/15/10                                  1,605           1,848
   Cypress-Fairbanks, Independent
     School District, GO
        6.750%, 02/15/08                                  1,000           1,179
   Deer Park, Independent School
     District, GO
        6.000%, 02/15/08                                  2,000           2,301
        5.875%, 02/15/08                                  1,250           1,432
   Donna, Independent School
     District, GO
        5.500%, 02/15/06                                  1,180           1,274
   El Paso, GO, FSA
        5.500%, 08/15/08                                  2,200           2,513
   Fort Worth, Water & Sewer
     Authority, RB
        5.500%, 02/15/06                                  1,080           1,165


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, GO
        5.500%, 08/15/11                                $ 3,130        $  3,679
   Harris County, GO (E)
        6.000%, 12/15/11                                  3,895           4,764
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB, MBIA
        5.375%, 07/01/08                                  3,845           4,286
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
        6.000%, 06/01/09                                  1,825           2,142
   Harris County, Toll Road Authority,
     Sub Lien, RB, FGIC
        6.000%, 08/01/12                                  6,000           7,267
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     RB, AMBAC
        5.500%, 09/01/09                                  2,500           2,889
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment  Project, Ser B,
     RB, AMBAC (G)
        5.210%, 09/01/15                                  5,500           3,435
   Houston, Ser C, GO
        7.000%, 03/01/08                                  3,660           4,172
   Houston, Ser C, GO
     Pre-Refunded @ 100 (D)
        7.000%, 03/01/06                                    340             378
   Northside, Independent School District,
     Ser A, GO
        5.000%, 02/15/12                                  2,170           2,463
   San Antonio, Electric & Gas
     Authority, RB
        5.250%, 02/01/13                                  5,000           5,756
        5.000%, 02/01/12                                  3,500           3,969
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB (E)
        5.750%, 02/01/11                                  1,540           1,830
   San Antonio, Water Authority, RB
        6.250%, 05/15/08                                  1,000           1,163
   Southwest, Higher Education Authority,
     Southern Methodist University
     Project, RB, AMBAC
        5.250%, 10/01/10                                  2,350           2,711
   Spring Branch, Independent School
     District, Ser A, GO
        5.000%, 02/01/09                                  2,650           2,975
   Tarrant, Regional Water District
     Authority, RB, FSA
        5.000%, 03/01/11                                  2,000           2,281


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 39

STATEMENT OF NET ASSETS (Unaudited)


Intermediate-Term Municipal Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Municipal Power Agency,
     RB, MBIA (G)
        4.080%, 09/01/16                                $ 6,000        $  3,532
   Texas State, Public Finance
     Authority, GO
        5.500%, 10/01/08                                  5,000           5,713
   University of Texas, Financing Systems,
     Ser A, RB
        5.250%, 08/15/11                                  1,750           2,027
                                                                       --------
                                                                         99,177
                                                                       --------
UTAH -- 1.4%
   Salt Lake County, Hospital Authority,
     IHC Health Services Project,
     RB, AMBAC
        5.500%, 05/15/09                                  1,000           1,148
   Utah State, Intermountain Power
     Agency Power Supply, Ser A,
     RB, MBIA
        6.000%, 07/01/08                                  6,000           6,961
   Utah State, Municipal Power Systems,
     Hunter Project, RB, AMBAC
        5.000%, 07/01/09                                  4,000           4,520
                                                                       --------
                                                                         12,629
                                                                       --------
VIRGINIA -- 1.0%
   Kanawha County, Industrial
     Development Authority,
     Topvalco/Kroger Project, RB Callable
     04/05/04 @ 102
        7.125%, 11/01/12                                  1,160           1,188
   Virginia Commonwealth, Transportation
     Board, Federal Highway Project, RB
        5.750%, 10/01/07                                  1,980           2,259
   Virginia State, Housing Development
     Authority, Multi-Family Housing
     Project, RB Callable
     05/01/04 @ 28.782 (G)
        4.274%, 11/01/17                                     40              11
   Virginia State, Public Building Authority,
     Ser A, RB
        6.000%, 08/01/10                                  4,880           5,870
                                                                       --------
                                                                          9,328
                                                                       --------
WASHINGTON -- 2.4%
   Clark County, Public Utility District
     Authority, RB, AMBAC
        5.500%, 01/01/11                                  3,000           3,494
   Clark County, Public Utility District
     Authority, RB, FSA Callable
     01/01/10 @ 100
        5.625%, 01/01/11                                  1,500           1,759


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 2, Ser A, RB
        6.000%, 07/01/07                                $ 3,850        $  4,351
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
        7.250%, 07/01/09                                    120             138
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB (E)
        7.250%, 07/01/09                                  2,380           2,789
   Washington State, Ser B &
     Ser AT-7, GO
        6.250%, 06/01/10                                  4,550           5,481
   Washington State, Ser B, GO
     Pre-Refunded @ 100 (D)
        5.750%, 05/01/04                                  3,610           3,639
                                                                       --------
                                                                         21,651
                                                                       --------
WYOMING -- 0.2%
   Teton County, Hospital Authority, RB,
     ACA Insured Callable
     12/01/08 @ 101
        5.800%, 12/01/17                                  1,950           2,146
                                                                       --------
Puerto Rico -- 0.6%
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        6.000%, 07/01/13                                  5,000           5,705
                                                                       --------
Total Municipal Bonds
   (Cost $861,054)                                                      912,441
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                               75,577              76
                                                                       --------
Total Cash Equivalent
   (Cost $76)                                                                76
                                                                       --------
Total Investments -- 99.1%
   (Cost $861,130)                                                      912,517
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 0.9%
Investment Advisory Fees Payable                                           (237)
Administration Fees Payable                                                (165)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         8,816
                                                                       --------
Total Other Assets and Liabilities                                        8,413
                                                                       --------


--------------------------------------------------------------------------------
40                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 81,360,776 outstanding shares
   of beneficial interest                                              $869,808
Undistributed net investment income                                          22
Accumulated net realized loss on investments                               (287)
Net unrealized appreciation on investments                               51,387
                                                                       --------
Total Net Assets -- 100.0%                                             $920,930
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($920,930,072 / 81,360,776 shares)                                    $11.32
                                                                       ========

+ See note 4 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(G) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
Tfabs -- Tobacco Flexible Amortization Bonds


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 41

STATEMENT OF NET ASSETS (Unaudited)


Short Duration Municipal Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%
ALASKA -- 3.3%
   Anchorage, Ser A, GO, MBIA
        4.000%, 06/01/05                                   $200          $  207
                                                                         ------
ARIZONA -- 2.9%
   Arizona State, Transportation Board,
     Maricopa County Regional Area
     Road Project, RB
        5.000%, 07/01/05                                    175              84
                                                                         ------
CALIFORNIA -- 3.5%
   California State, Public Works Board,
     Department of Corrections Project,
     Ser A, RB, AMBAC Pre-Refunded
     @ 102 (D)
        5.800%, 01/01/06                                    200             221
                                                                         ------
COLORADO -- 3.1%
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        1.300%, 12/01/31                                    200             200
                                                                         ------
FLORIDA -- 12.7%
   Delray Beach, Decade of Excellence
     Program, GO, FSA
        3.000%, 02/01/05                                    170             173
   Florida State, Board of Education,
     Public Education Project, Ser J, GO
        4.000%, 06/01/06                                    200             212
   Florida State, Housing Finance Agency,
     Plantation Colony Apartments
     Project, Ser B, RB (F)
        5.700%, 10/01/24                                    200             204
   Jacksonville, Electric Authority, St.
     Johns River Issue, RB Callable
     04/01/06 @ 101
        5.500%, 10/01/06                                    200             218
                                                                         ------
                                                                            807
                                                                         ------
ILLINOIS -- 6.3%
   Chicago, Ser A, GO, AMBAC
        4.000%, 01/01/05                                    170             174
   Illinois State, 1st Ser, GO
        5.500%, 08/01/07                                    200             225
                                                                         ------
                                                                            399
                                                                         ------
INDIANA -- 6.3%
   Avon, Independent Community
     Schools, TAW
        2.050%, 06/30/04                                    200             200
   Noblesville, BAN
        1.400%, 07/01/04                                    200             200
                                                                         ------
                                                                            400
                                                                         ------


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 2.8%
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Loras College Project, RB (A) (B) (C)
        0.980%, 11/01/30                                   $175          $  175
                                                                         ------
MICHIGAN -- 1.6%
   Detroit, Water Supply Systems, Ser A,
     RB, FGIC
        5.000%, 07/01/05                                    100             105
                                                                         ------
MISSOURI -- 1.6%
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A,
     RB (A) (B) (C)
        1.030%, 10/01/32                                    100             100
                                                                         ------
NEW YORK -- 5.0%
   New York City, Municipal Assistance
     Authority, Ser O, RB
        5.250%, 07/01/06                                    100             109
   New York State, Thruway & Highway
     Board, Ser A, RB, AMBAC
        5.500%, 04/01/05                                    200             209
                                                                         ------
                                                                            318
                                                                         ------
PENNSYLVANIA -- 10.3%
   Butler County, GO, FGIC
        6.000%, 07/15/06                                    190             210
   Dauphin County, General Authority,
     Northwest Medical Center Project,
     RB Pre-Refunded @ 102 (D)
        8.625%, 10/15/05                                    200             225
   Midway, Sewer Authority, RB Callable
     06/01/05 @ 100
        2.000%, 12/01/05                                    215             216
                                                                         ------
                                                                            651
                                                                         ------
SOUTH CAROLINA -- 3.3%
   Spartanburg, Sanitation & Sewer
     District, Ser A, GO, AMBAC
        3.000%, 03/01/06                                    200             207
                                                                         ------
TENNESSEE -- 3.3%
   Shelby County, Public Improvements,
     Ser A, GO
        5.625%, 06/01/05                                    200             211
                                                                         ------
TEXAS -- 9.1%
   Dallas, GO
        5.000%, 02/15/06                                    140             150


--------------------------------------------------------------------------------
42                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Houston, Hotel Occupancy Project,
     RB, FSA (E)
        6.000%, 07/01/05                                   $200          $  214
   University of Texas, Permanent
     University Funding, Ser A, RB
        5.000%, 07/01/05                                    200             210
                                                                         ------
                                                                            574
                                                                         ------
UTAH -- 3.2%
   Davis County, School District,
     Ser B, GO
        2.000%, 06/01/05                                    200             202
                                                                         ------
VIRGINIA -- 9.9%
   Portsmouth, Redevelopment &
     Housing Authority, New Regency
     Project, RB (F)
        6.050%, 12/01/08                                    200             210
   Virginia State, Infrastructure Authority,
     Pooled Financing Program, RB
        4.000%, 11/01/05                                    200             209
   Virginia State, Public School Authority,
     Ser D, RB
        4.000%, 02/01/06                                    200             211
                                                                         ------
                                                                            630
                                                                         ------
WASHINGTON -- 3.4%
   Washington State, Ser 1995C, GO
     Pre-Refunded @ 100 (D)
        5.900%, 07/01/05                                    200             213
                                                                         ------
WISCONSIN -- 3.5%
   Wisconsin State, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/07                                    200             221
                                                                         ------
MULTI-STATE -- 3.2%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.850%, 10/01/12                                    200             200
                                                                         ------
Total Municipal Bonds
   (Cost $6,204)                                                          6,225
                                                                         ------

CASH EQUIVALENT -- 0.6%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                               35,812              36
                                                                         ------
Total Cash Equivalent
   (Cost $36)                                                                36
                                                                         ------
Total Investments -- 98.9%
   (Cost $6,240)                                                          6,261
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.1%
Investment Advisory Fees Payable                                         $   (2)
Other Assets and Liabilities, Net                                            70
                                                                         ------
Total Other Assets and Liabilities                                           68
                                                                         ------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 630,458 outstanding shares
   of beneficial interest                                                 6,308
Distribution in excess of net investment income                              (1)
Accumulated net realized gain on investments                                  1
Net unrealized appreciation on investments                                   21
                                                                         ------
Total Net Assets -- 100.0%                                               $6,329
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($6,329,429 / 630,458 shares)                                         $10.04
                                                                         ======

+ See note 4 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Securities are collateralized under an agreement from FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
TAW -- Tax Anticipation Warrant


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 43

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Municipal Bond Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
PENNSYLVANIA -- 98.7%
   Allegheny County, GO (C)
        6.000%, 09/01/07                                 $   85        $     97
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB
        5.850%, 03/01/22                                    665             706
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Asset Guaranty
        5.125%, 09/01/13                                  2,160           2,382
   Allegheny County, Higher Education
     Building Authority, Thiel College
     Project, Ser A, RB, ACA Insured
        5.400%, 11/15/14                                    390             434
        5.350%, 11/15/13                                    370             412
        5.300%, 11/15/12                                    350             390
        5.200%, 11/15/11                                    335             375
        5.000%, 11/15/09                                    300             336
        4.850%, 11/15/07                                    225             244
        4.750%, 11/15/06                                    215             230
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB (C)*
        6.000%, 10/01/08                                    335             360
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB (C)*
        6.875%, 07/01/09                                    515             579
   Allegheny County, Hospital
     Development Authority, North Hills
     Passavant, RB (C)
        6.750%, 07/01/05                                     80              83
   Allegheny County, Hospital
     Development Authority, St. Margaret
     Memorial, RB (C)*
        6.750%, 07/01/10                                  1,030           1,182
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage, Ser
     CC-1, RB (D)
        5.200%, 05/01/17                                  1,120           1,165
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
        4.350%, 12/01/13                                  1,500           1,642
   Allegheny County, University of
     Pittsburgh Medical Center,
     Ser B, RB
        5.250%, 06/15/12                                  1,055           1,150
        5.250%, 06/15/15                                  1,000           1,071
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB (C)
        8.000%, 03/01/09                                    240             278


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Altoona, Area School District Authority,
     Blair County, Ser 78, RB
     Pre-Refunded @ 100 (A)*
        6.500%, 01/01/08                                 $  920        $    994
   Bensalem Township, Water & Sewer
     Authority, RB (C)
        6.750%, 12/01/14                                    185             219
   Berks County, Redevelopment Multi-
     Family Housing Authority, Woodgate
     Associates Project, Ser A, RB (D)
        4.700%, 01/01/09                                    180             189
   Blair County, Hospital Authority, RB (C)*
        6.900%, 07/01/08                                    330             370
   Bucks County, Water & Sewer
     Authority, RB (C)
        6.375%, 12/01/08                                    105             116
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
        7.625%, 09/01/11                                    244             292
   Central Bucks County, School District,
     GO, MBIA
        5.000%, 05/15/13                                  2,500           2,853
   Chartiers Valley, Joint School District,
     RB (C)
        6.150%, 03/01/07                                     65              74
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB
        5.250%, 10/15/10                                    345             346
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
        4.400%, 11/01/15                                    100             105
        4.300%, 11/01/14                                    100             105
   Chester, Host Community, Ser B, RB,
     ACA Insured
        5.800%, 12/01/13                                  1,400           1,544
   Creswell Heights, Joint Water Authority,
     RB (C)
        7.375%, 03/01/07                                     50              54
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
        4.750%, 12/01/19                                  3,170           3,271
   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (A)
        6.500%, 11/15/06                                    145             167
   Delaware County, Healthcare Authority,
     Mercy Health Project, Ser A, RB (C)
        5.125%, 11/15/12                                    115             118


--------------------------------------------------------------------------------
44                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured
        4.900%, 12/01/08                                 $  550        $    597
        4.850%, 12/01/07                                    645             697
   Delaware County, Industrial
     Development Authority, United
     Parcel Service Project, RB (E) (F)
        0.900%, 12/01/15                                    100             100
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB (C)
        6.500%, 01/15/11                                    170             199
        6.000%, 01/15/10                                    180             205
   Derry Township, Sanitation Sewer
     Authority, RB (C)
        6.250%, 08/01/12                                     35              41
   Dover Township, Sewer Authority, RB (C)
        6.250%, 05/01/12                                     50              57
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
        5.700%, 03/15/11                                     85              92
   Erie County, Hospital Authority, Erie
     County Geriatric, RB (C)
        6.250%, 07/01/11                                    150             172
   Erie County, Hospital Authority, Erie
     County Geriatric, RB (C)*
        6.750%, 07/01/11                                  1,115           1,297
   Erie County, Hospital Authority, Gannon
     University Project, RB, AMBAC (C)
        7.375%, 06/01/08                                     65              73
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.650%, 03/15/10                                    180             196
   Erie, Water Authority, Ser B, RB, MBIA
        5.500%, 12/01/12                                  2,000           2,371
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
        5.750%, 06/15/15                                  1,000           1,105
   Franklin Hospital, Special Obligation,
     RB (C)
        7.125%, 10/01/08                                    245             278
   Greenwood, School District Authority,
     GO, MBIA (C)
        6.750%, 09/01/08                                     45              50
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
        6.500%, 09/01/10                                    145             179
        6.400%, 09/01/10                                    530             601
   Harrisburg, Ser A, GO, MBIA (C)
        9.750%, 04/15/04                                     30              30
   Hickory Township, Municipal Authority,
     RB (C)
        6.250%, 02/01/14                                    390             458


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Horsham Township, Sewer Authority,
     RB, MBIA (C)
        6.700%, 01/01/11                                 $   20        $     24
   Lancaster County, Solid Waste
     Management Authority, RB, AMBAC
        5.375%, 12/15/15                                  1,700           1,903
   Lancaster, Area Sewer Authority, RB (C)
        6.750%, 04/01/12                                     10              12
        6.000%, 04/01/12                                    370             424
   Lancaster, Parking Authority, RB (C)
        5.750%, 01/01/12                                     65              74
   Langhorne, Health & Education
     Authority, Woods Services
     Project, RB
        4.950%, 11/15/16                                  2,585           2,752
        4.650%, 11/15/13                                    850             911
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB, ACA Insured
     Callable 11/01/08 @ 102
        5.800%, 11/01/12                                  1,265           1,424
        5.700%, 11/01/09                                  2,485           2,799
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
        6.250%, 05/01/12                                    120             139
   Luzerne County, Ser C, GO, FGIC
        5.250%, 12/15/15                                  1,240           1,446
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
        6.625%, 12/01/05                                    145             159
   McKeesport, Area School District,
     Ser C, GO (C)
        5.000%, 04/01/13                                    415             445
   Mifflin County, Hospital Authority,
     RB, Radian Insured
        5.500%, 07/01/12                                  1,375           1,550
   Monroe County, Hospital Authority,
     Pocono Medical Center Project, RB,
     Radian Insured
        5.500%, 01/01/22                                  1,000           1,081
   Monroeville, Water Authority, RB (C)
        7.250%, 12/01/08                                    175             200
   Montgomery County, GO (C)
        9.000%, 08/15/04                                     20              21
   Mount Lebanon, Hospital Authority,
     RB (C)*
        7.000%, 07/01/06                                    391             413
   Neshaminy, Water Reserve
     Authority, RB (C)
        5.750%, 03/01/11                                     25              28
   New Castle, Hospital Authority,
     Jameson Memorial Hospital Project,
     RB, MBIA
        6.000%, 07/01/10                                    315             376

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 45

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB,
     Radian Insured
        5.500%, 07/01/15                                 $  995        $  1,112
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Radian Insured
        5.350%, 07/01/10                                    100             107
        5.350%, 07/01/10                                  1,370           1,465
   Northampton, Higher Education
     Building Authority, Moravian College
     Project, RB, Radian Insured
        5.125%, 07/01/19                                    470             496
   Northampton, Municipal Water
     Authority, RB (C)
        6.750%, 11/01/13                                     40              48
   Northeastern, Hospital Authority, RB (C)
        6.375%, 09/01/07                                    420             458
   Northgate, School Building Authority,
     RB, MBIA (C)
        6.375%, 02/15/07                                    145             165
   Pennsylvania State, 2nd Ser, GO, FSA
        6.250%, 07/01/12                                    250             309
   Pennsylvania State, Delaware River Toll
     Bridge Commission, RB
        5.250%, 07/01/13                                  1,475           1,676
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Asset Guaranty
        5.625%, 12/01/15                                    885             990
   Pennsylvania State, Economic
     Development Financing Authority,
     Fayette Thermal Project, Ser A, RB,
     ACA Insured
        5.250%, 12/01/16                                  2,000           2,142
        5.000%, 12/01/09                                    310             341
   Pennsylvania State, GO
        5.500%, 02/01/12                                  1,000           1,176
   Pennsylvania State, Higher Education
     & Health Facilities Authority,
     Allegheny Delaware Valley Obligation
     Project, Ser C, RB, MBIA
        5.875%, 11/15/18                                  3,200           3,511
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
        5.875%, 11/15/16                                     25              28
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
        5.700%, 11/15/10                                     50              55
        5.400%, 11/15/07                                     50              56


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation, Ser A,
     RB, MBIA
        5.500%, 11/15/08                                 $  190        $    212
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
        6.900%, 07/01/07                                    110             120
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
        5.500%, 05/01/13                                  2,750           3,174
   Pennsylvania State, Higher Education
     Facilities Authority, Health Services,
     Allegheny Delaware Valley Obligation
     Project, Ser A, RB, MBIA
        5.600%, 11/15/09                                    250             282
        5.600%, 11/15/10                                  3,595           4,079
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University Project, RB, Asset
     Guaranty
        5.750%, 06/01/15                                    660             758
   Pennsylvania State, Higher Education
     Facilities Authority, Temple University
     Project, First Ser, RB, MBIA
        5.250%, 04/01/16                                  1,000           1,091
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
        5.125%, 01/15/11                                    500             538
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, MBIA
        5.375%, 01/01/14                                  2,000           2,205
   Pennsylvania State, Higher Education
     Facilities Authority, University of the
     Arts, RB, Radian Insured
        5.500%, 03/15/13                                  1,025           1,156
   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University Project, RB
        5.000%, 07/15/20                                  1,000           1,025
   Pennsylvania State, Housing Finance
     Agency, RB (C)
        7.750%, 12/01/07                                     95             108
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 49, RB, AMT
        5.800%, 10/01/07                                    205             215
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
        5.250%, 06/15/15                                  3,100           3,426

--------------------------------------------------------------------------------
46                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Perkiomen Valley, School District
     Authority, RB, MBIA
     Pre-Refunded @ 100 (A)
        6.500%, 06/01/06                                 $  245        $    270
   Philadelphia, Gas Works Authority, 12th
     Ser B, RB, MBIA (C)
        7.000%, 05/15/20                                  1,770           2,298
   Philadelphia, Gas Works Authority, 3rd
     Ser, RB, FSA
        5.500%, 08/01/13                                  2,300           2,650
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Frankford Hospital Project, RB (C)
        5.750%, 01/01/19                                    910             950
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
        5.125%, 05/15/18                                  1,000           1,067
   Philadelphia, Hospital Authority,
     Thomas Jefferson University Project,
     RB (C)
        7.000%, 07/01/08                                    210             234
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB, FHA (D)
        5.300%, 02/01/22                                  1,065           1,220
   Philadelphia, Municipal Authority,
     Ser B, RB, FSA
        5.250%, 11/15/10                                  2,000           2,318
   Philadelphia, Parking Authority,
     RB, AMBAC
        5.250%, 02/01/15                                    225             247
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan,
     Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                                     40              42
        5.550%, 06/01/04                                     40              40
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan,
     Ser 1995A, RB, FHA, AMT*
        6.100%, 12/01/10                                    295             308
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority,
     Woodstock Project, RB, FHA (D)
        5.450%, 02/01/23                                  1,405           1,448
   Philadelphia, Redevelopment Authority,
     West Philadelphia Project, RB (D)*
        6.750%, 05/15/04                                     70              70
   Pittsburgh, GO (C)
        9.125%, 03/01/04                                     25              25
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
        6.625%, 10/01/12                                     25              29


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Ser A, GO, AMBAC
        5.500%, 09/01/14                                 $1,885        $  2,164
   Pittsburgh, Stadium Lease Authority,
     RB (C)
        6.500%, 04/01/11                                  1,245           1,430
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax
     Increment, Ser A, RB
        6.250%, 03/15/15                                  1,895           2,028
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB
        5.150%, 02/01/17                                    175             180
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB (D)
        4.700%, 10/01/10                                     90              95
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
        5.700%, 10/01/05                                    240             251
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                                    330             347
        6.000%, 10/01/09                                    310             327
        5.900%, 04/01/08                                    285             301
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                                     50              52
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                                    105             110
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment, Ser
     A, TA Callable 12/01/06 @ 100 (B)
        6.000%, 12/01/11                                  2,740           3,000
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, TA (B)
        5.750%, 03/15/06                                    560             595
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital
     Project, RB, Radian Insured
        5.500%, 08/01/06                                    160             174
   Pottsville, Hospital Authority, Daughters
     of Charity Project, RB (C)
        5.000%, 08/15/12                                  1,335           1,361
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (C)
        7.125%, 01/01/11                                    115             135
   Ridley Park, Hospital Authority, Taylor
     Hospital Project, Ser A, RB (C)
        6.000%, 12/01/05                                     45              47
   Robinson Township, Water Authority,
     RB (C)
        5.625%, 05/01/06                                     17              19

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 47

STATEMENT OF NET ASSETS (Unaudited)


Pennsylvania Municipal Bond Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)*
        6.625%, 07/01/09                                 $  665        $    750
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
        6.500%, 08/01/07                                     70              78
   Shaler, School District Authority, RB (C)
        6.250%, 04/15/08                                     85              93
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Asset Guaranty
        5.300%, 03/01/11                                    635             700
        5.200%, 03/01/10                                    455             500
   South Fayette Township, Sanitation
     Authority, RB (C)
        6.375%, 11/01/12                                    145             170
   South Fork, Municipal Authority,
     Conemaugh Health Systems
     Project, Ser A, RB, MBIA
     Callable 07/01/04 @ 100 (E) (F)
        0.940%, 07/01/28                                  1,700           1,700
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB Callable 07/01/05
     @ 100 (E) (F)
        5.625%, 07/01/10                                     25              29
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Asset Guaranty
        4.900%, 12/01/14                                    545             596
   Southeastern, Transportation
     Authority, RB
        5.750%, 12/01/04                                     15              15
   Steel Valley, School District, GO (C)
        6.250%, 11/01/06                                     90              96
   Susquehanna Township, Sewer
     Authority, RB (C)
        6.000%, 11/15/13                                     95             111
   Uniontown Area, School Building
     Authority, RB (C)
        6.300%, 10/01/07                                    110             121
   Upper Allen Township, Sewer Authority,
     RB (C)
        5.750%, 04/01/13                                    285             332
   Upper Gwynedd-Towamencin, Sewer
     Authority, RB, MBIA (C)
        5.850%, 10/15/06                                    110             119
   Upper Perkiomen, School District
     Authority, GO (C)
        6.000%, 05/01/04                                      5               5
   Upper St. Clair Township, School
     Building Authority, RB Pre-Refunded
     @ 100 (A)
        6.625%, 02/15/07                                    220             246


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   West Manheim Township, Water
     Authority, RB
        6.000%, 12/01/11                                 $  105        $    106
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (C)
        9.125%, 07/01/10                                    135             155
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                                     15              17
   Wrightsville, Municipal Sewer Authority,
     RB (C)
        5.625%, 11/15/08                                     30              33
   Wyoming County, Hospital Authority,
     Tyler Memorial Hospital, RB (C)
        7.400%, 01/01/05                                     20              21
   Wyoming Valley, Sanitation Authority,
     RB (C)
        5.125%, 07/01/07                                    155             164
   York County, Industrial Development
     Authority, York Water Project, RB
     Mandatory Put 06/01/05 @ 100
        6.000%, 06/01/10                                  1,255           1,306
   York County, School Technology Project,
     RB, FGIC
        5.000%, 02/15/11                                  1,915           2,183
   York Township, Water & Sewer
     Authority, RB (C)
        5.900%, 08/01/13                                    155             189
                                                                       --------
Total Municipal Bonds
   (Cost $108,786)                                                      117,103
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                               50,449              50
                                                                       --------
Total Cash Equivalent
   (Cost $50)                                                                50
                                                                       --------
Total Investments -- 98.7%
   (Cost $108,836)                                                      117,153
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 1.3%
Investment Advisory Fees Payable                                            (33)
Administration Fees Payable                                                  (8)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities, Net                                         1,573
                                                                       --------
Total Other Assets and Liabilities                                        1,526
                                                                       --------


--------------------------------------------------------------------------------
48                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 5,616,104 outstanding shares
   of beneficial interest                                              $ 58,275
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 5,087,535 outstanding shares
   of beneficial interest                                                51,619
Undistributed net investment income                                          44
Accumulated net realized gain on investments                                424
Net unrealized appreciation on investments                                8,317
                                                                       --------
Total Net Assets -- 100.0%                                             $118,679
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($62,269,220 / 5,616,104)                                             $11.09
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($56,410,147 / 5,087,535)                                             $11.09
                                                                       ========

*   Denotes securities segregated by custodian for when-issued securities.
+   See note 4 in the notes to financial statements.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FNMA/GNMA.
(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(F) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB --Revenue Bond
Ser -- Series
TA -- Tax Allocation


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 49

STATEMENT OF NET ASSETS (Unaudited)


Massachusetts Municipal Bond Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
Massachusetts -- 91.2%
   Boston, Ser A, GO
        5.000%, 01/01/14                                 $1,000         $ 1,136
   Erving, GO
        5.375%, 06/15/12                                    500             549
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
        5.250%, 02/01/15                                  1,000           1,142
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                                    185             222
        5.500%, 03/01/12                                    500             573
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/11                                    270             341
        7.000%, 03/01/21                                    500             660
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                  1,100           1,389
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/11                                    500             571
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.250%, 07/01/13                                    500             580
   Massachusetts Bay, Transportation
     Authority, Ser C, SPA
     Callable 07/01/10 @ 100
        5.750%, 07/01/13                                    500             595
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.375%, 06/01/11                                    500             585
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
        5.500%, 03/01/12                                  1,000           1,177
   Massachusetts State, Construction
     Loan, Ser D, GO
        6.000%, 05/01/08                                    225             262
        6.000%, 05/01/08                                    205             236
   Massachusetts State, Construction
     Loan, Ser D, GO (D)
        6.000%, 05/01/08                                     70              80
   Massachusetts State, Construction
     Loan, Ser D, GO
     Pre-Refunded @ 100 (C)
        5.500%, 11/01/11                                    500             597


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                 $  210         $   244
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB (A) (B)
        0.960%, 10/01/42                                    100             100
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health
     Sciences Project, RB
        5.000%, 07/01/10                                    175             189
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy Project, Ser B, RB
        5.875%, 07/01/07                                    295             325
   Massachusetts State, Development
     Finance Agency, Deerfield
     Academy Project, Ser A, RB
        5.000%, 10/01/11                                    250             286
   Massachusetts State, Development
     Finance Agency, May Institute Issue,
     RB, Radian Insured
        5.500%, 09/01/08                                    300             338
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
        5.750%, 08/01/14                                    500             596
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Callable 10/01/08 @ 102
        6.000%, 10/01/13                                    165             173
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
        5.250%, 12/15/12                                    500             580
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
        5.000%, 07/01/10                                    250             271
   Massachusetts State, Health &
     Educational Facilities Authority,
     Boston College Project, Ser N, RB
        5.000%, 06/01/10                                    750             850
   Massachusetts State, Health &
     Educational Facilities Authority, Eye
     & Ear Infirmary Project, Ser B, RB,
     ACA Insured
        5.000%, 07/01/05                                    195             203


--------------------------------------------------------------------------------
50                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project,
     Ser FF, RB
        5.000%, 07/15/12                                 $1,000         $ 1,147
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project,
     Ser Z, RB
        5.500%, 01/15/11                                    500             589
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
        6.750%, 07/01/09                                    200             203
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project, RB
        5.000%, 07/01/12                                    750             833
   Massachusetts State, Health &
     Educational Facilities Authority, Tufts
     University Project, Ser J, RB
        5.500%, 08/15/15                                    605             719
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB,
     ACA Insured
        5.000%, 11/15/08                                    100             110
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser G,
     RB (A) (B)
        0.850%, 07/01/39                                    100             100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Winchester Hospital Project,
     Ser D, RB Callable 07/01/04 @ 102
        5.750%, 07/01/24                                    500             516
   Massachusetts State, Housing Finance
     Agency, Housing Project, Ser A, RB,
     AMBAC Callable 04/05/04 @ 101
        5.950%, 10/01/08                                     10              10
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                                    110             112
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB Callable 04/05/04 @ 102
        5.750%, 02/01/14                                    925             947


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Municipal
     Wholesale Electric Authority, Nuclear
     Project No. 3-A, RB, MBIA
        5.000%, 07/01/10                                 $1,000         $ 1,130
   Massachusetts State, Municipal
     Wholesale Electric Authority, Nuclear
     Project No. 5-A, RB, MBIA
        5.000%, 07/01/09                                    400             448
   Massachusetts State, Port Authority,
     Ser A, RB
        5.750%, 07/01/10                                    875           1,023
        5.750%, 07/01/11                                    175             205
        5.750%, 07/01/12                                    750             879
   Massachusetts State, Ser A, GAN,
     MBIA
        5.500%, 12/15/13                                  1,000           1,183
   Massachusetts State, Ser A, GO
        6.000%, 11/01/10                                  1,000           1,199
        6.000%, 11/01/11                                    875           1,056
   Massachusetts State, Ser A, GO,
     AMBAC
        6.000%, 11/01/08                                    245             286
   Massachusetts State, Ser B,
     GO, FGIC (D)
        7.000%, 07/01/09                                    600             737
   Massachusetts State, Ser B, RB,
     FSA (D)
        6.500%, 08/01/08                                    600             711
   Massachusetts State, Ser D, GO, MBIA
        5.500%, 11/01/12                                  1,000           1,181
   Massachusetts State, Ser G, GO
        5.000%, 12/01/10                                    875           1,004
   Massachusetts State, Special
     Obligation, GAN, FSA
        5.000%, 12/15/09                                  1,000           1,131
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/11                                    250             284
        5.000%, 12/15/13                                    500             566
   Massachusetts State, Water Resources
     Authority, Ser A, RB
        6.500%, 07/15/08                                  1,000           1,181
        6.500%, 07/15/09                                  1,070           1,290
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                  1,050           1,279
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                    600             742
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                    275             335


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 51

STATEMENT OF NET ASSETS (Unaudited)


Massachusetts Municipal Bond Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Ser D, RB, MBIA
        5.500%, 08/01/10                                 $1,000         $ 1,170
        5.000%, 08/01/12                                    500             570
                                                                        -------
                                                                         39,726
                                                                        -------
GUAM -- 3.4%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11                                  1,250           1,482
                                                                        -------
PUERTO RICO -- 3.1%
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                     50              63
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        6.000%, 07/01/13                                    500             570
   Puerto Rico, Electric Power Authority,
     Ser KK, RB, FSA
        5.250%, 07/01/12                                    600             701
                                                                        -------
                                                                          1,334
                                                                        -------
VIRGIN ISLANDS -- 1.0%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                    400             438
                                                                        -------
Total Municipal Bonds
   (Cost $40,235)                                                        42,980
                                                                        -------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                                8,083               8
                                                                        -------
Total Cash Equivalent
   (Cost $8)                                                                  8
                                                                        -------
Total Investments -- 98.7%
   (Cost $40,243)                                                        42,988
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Investment Advisory Fees Payable                                        $   (11)
Administration Fees Payable                                                  (8)
Other Assets and Liabilities, Net                                           589
                                                                        -------
Total Other Assets and Liabilities                                          570
                                                                        -------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 4,136,042 outstanding shares
   of beneficial interest                                                40,751
Distributions in excess of net investment income                             (2)
Accumulated net realized gain on investments                                 64
Net unrealized appreciation on investments                                2,745
                                                                        -------
Total Net Assets -- 100.0%                                              $43,558
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($43,558,060 / 4,136,042 shares)                                      $10.53
                                                                        =======

+   See note 4 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

New Jersey Municipal Bond Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.1%
NEW JERSEY -- 92.9%
   Atlantic County, Public Facilities Lease
     Agreement, COP, FGIC
        6.000%, 03/01/13                                 $1,000         $ 1,217
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
        5.000%, 12/15/10                                  1,000           1,149
   Camden County, Improvement Leasing
     Authority, Ser A, RB, FGIC
        5.000%, 09/01/11                                  2,000           2,274
        4.000%, 09/01/15                                  1,000           1,030
   Essex County, Improvement Authority
     Project, RB, FSA
        5.000%, 12/15/07                                  3,000           3,356
   Freehold, Regional High School
     District, GO, FGIC
        5.000%, 03/01/15                                  1,280           1,455
   Jersey City, General Improvements,
     Ser B, GO
        4.000%, 09/01/07                                  1,270           1,368
   Jersey City, Ser A, GO, FSA
        6.250%, 10/01/11                                  1,225           1,507
   Lafayette Yard, Community
     Development Authority, Trenton
     Hotel/Conference Center Project,
     RB, MBIA Pre-Refunded @ 101 (C)
        6.125%, 04/01/10                                    500             607
        5.250%, 04/01/10                                    540             630
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (C)
        5.700%, 03/01/09                                    850             989
   Monmouth County, Improvement
     Authority, Water Treatment Facilities
     Project, RB, MBIA
        4.000%, 08/01/08                                    590             637
   Monroe Township, GO, MBIA
        4.000%, 08/01/14                                    910             962
   New Jersey, Economic Development
     Authority, Arbor Glen Project,
     Ser A, RB Pre-Refunded @ 102 (C)
        8.750%, 05/15/06                                    870           1,027
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
        5.100%, 07/01/05                                    380             398
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB
        5.550%, 12/01/07                                    400             427


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB Callable 12/01/07 @ 102
        5.650%, 12/01/08                                 $  200         $   216
   New Jersey, Economic Development
     Authority, Masonic Charity
     Foundation Project, RB
     Callable 06/01/11 @ 102
        5.000%, 06/01/12                                    890             995
   New Jersey, Economic Development
     Authority, School Facilities Project,
     Ser F, RB
        5.000%, 06/15/09                                  2,000           2,247
   New Jersey, Economic Development
     Authority, Senior Lien, Ser A,
     RB, MBIA
        5.000%, 07/01/09                                  1,000           1,129
   New Jersey, Economic Development
     Authority, Transportation Project,
     Ser A, RB, FSA
        5.500%, 05/01/07                                    625             697
        5.000%, 05/01/08                                  1,010           1,126
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
        5.250%, 06/15/11                                  1,400           1,620
   New Jersey, Healthcare Facilities
     Financing Authority, Atlantic City
     Medical Center Project, RB
        5.500%, 07/01/07                                  1,000           1,079
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                    535             583
   New Jersey, Healthcare Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
        5.000%, 07/01/08                                  1,000           1,074
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB, ACA
     Insured Callable 07/01/09 @ 101
        4.800%, 07/01/10                                    615             662
   New Jersey State, Economic
     Development Authority, Public
     Schools Project, RB
        5.000%, 08/15/13                                  3,000           3,401
   New Jersey State, Educational Facilities
     Authority, Beth Medrash Govoha
     America Project, Ser G, RB
        5.400%, 07/01/05                                    260             266


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 53

STATEMENT OF NET ASSETS (Unaudited)


New Jersey Municipal Bond Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Educational Facilities
     Authority, Capital Improvements
     Fund, Ser A, RB, FSA
        5.500%, 09/01/11                                 $1,000         $ 1,178
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser F, RB (A) (B)
        0.890%, 07/01/23                                  1,220           1,220
   New Jersey State, Educational Facilities
     Authority, Rowan University, Ser I,
     RB, FGIC
        5.000%, 07/01/12                                    725             826
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
        5.250%, 11/01/11                                  2,000           2,321
   New Jersey State, GO
     Pre-Refunded @ 100 (C)
        6.000%, 05/01/10                                  1,500           1,803
   New Jersey State, Ser A, COP
        5.250%, 06/15/09                                  2,000           2,289
   New Jersey State, Ser H, GO, FSA
        5.250%, 07/01/15                                  1,485           1,732
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants, Ser B,
     COP, AMBAC
        5.500%, 09/15/11                                  3,450           4,028
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB (D)
        5.000%, 06/15/08                                  1,140           1,284
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (C)
        5.250%, 06/15/08                                  2,000           2,272
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA (D)
        5.750%, 01/01/10                                    435             513
        5.750%, 01/01/10                                  1,615           1,900
   North Hudson, Sewer Authority, Ser A,
     RB, FGIC
        5.000%, 08/01/11                                  2,440           2,789
   Northfield, Board of Education,
     GO, FSA
        5.000%, 09/01/14                                  1,370           1,567
   Ocean County, Waste Utilities
     Authority, RB
        5.250%, 01/01/10                                  1,910           2,150
   Ocean Township, Sewer Authority,
     Ser B, RB, FGIC
        5.250%, 12/01/09                                  1,000           1,152


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                                 $  475         $   536
        5.300%, 02/15/12                                    450             508
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
        5.000%, 01/01/13                                  1,215           1,346
   West Orange, GO
     Callable 02/15/10 @  100
        5.450%, 02/15/13                                    980           1,104
                                                                        -------
                                                                         66,646
                                                                        -------
PUERTO RICO -- 7.2%
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO
        5.500%, 07/01/17                                    500             595
        5.000%, 07/01/09                                    560             627
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/08                                  1,000           1,111
   Puerto Rico, Municipal Finance
     Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12                                  1,000           1,180
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/12                                    400             463
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser G, RB
        5.000%, 07/01/12                                  1,000           1,150
                                                                        -------
                                                                          5,126
                                                                        -------
Total Municipal Bonds
   (Cost $67,480)                                                        71,772
                                                                        -------

CASH EQUIVALENTS -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                               80,675              81
                                                                        -------
Total Cash Equivalents
   (Cost $81)                                                                81
                                                                        -------
Total Investments -- 100.2%
   (Cost $67,561)                                                        71,853
                                                                        -------


--------------------------------------------------------------------------------
54                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Investment Advisory Fees Payable                                        $   (19)
Administration Fees Payable                                                 (13)
Other Assets and Liabilities, Net                                          (104)
                                                                        -------
Total Other Assets and Liabilities                                         (136)
                                                                        -------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 6,803,375 outstanding shares
   of beneficial interest                                                67,407
Undistributed net investment income                                           4
Accumulated net realized gain on investments                                 14
Net unrealized appreciation on investments                                4,292
                                                                        -------
Total Net Assets -- 100.0%                                              $71,717
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($71,717,000 / 6,803,375 shares)                                      $10.54
                                                                        =======

+   See note 4 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 55

STATEMENT OF NET ASSETS (Unaudited)


New York Municipal Bond Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.9%
NEW YORK -- 94.5%
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                                 $  900        $  1,037
   Jay Street, Building Development,
     Jay Street Project, Ser A-2,
     RB (A) (B) (C)
        0.806%, 05/01/20                                    200             200
   Long Island, Power Authority, New York
     Electric Systems Project,
     Ser A, RB, AMBAC
        5.500%, 12/01/08                                  1,000           1,147
   Long Island, Power Authority, New York
     Electric Systems Project,
     Ser A, RB, FSA (E)
        5.500%, 12/01/12                                  1,500           1,801
        5.500%, 12/01/13                                  1,475           1,772
   Long Island, Power Authority, New York
     Electric Systems Project,
     Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                                    400             429
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
        5.250%, 11/15/12                                  1,000           1,151
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                  1,550           1,773
   Nassau County, Industrial Development
     Authority, Hofstra University Project,
     RB, MBIA
        5.250%, 07/01/08                                    100             113
        5.250%, 07/01/10                                    475             549
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC Callable 11/15/11 @ 100
        5.375%, 11/15/14                                    250             287
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                    100             119
   Nassau, Healthcare Facilities Authority,
     RB, FSA Callable 08/01/09 @ 102
        6.000%, 08/01/11                                  1,000           1,188
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
        5.200%, 09/01/15                                  1,215           1,413
   New York City, Local Assistance
     Project, Ser E, RB
        6.000%, 04/01/14                                  1,040           1,248
   New York City, Metropolitan
     Transportation Authority,
     Ser A, RB, FSA
        5.250%, 11/15/08                                    555             631


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Metropolitan
     Transportation Authority,
     Ser F, RB, MBIA
        5.000%, 11/15/10                                 $  650        $    743
   New York City, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                                    500             617
   New York City, Municipal Assistance
     Authority, Ser E, RB
     Callable 07/01/06 @ 101
        5.125%, 07/01/07                                    500             544
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB (E)
        6.000%, 06/15/09                                  1,000           1,190
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, AMBAC
        5.875%, 06/15/13                                    750             908
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
        6.000%, 06/15/10                                  1,000           1,199
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB (A) (B)
        0.950%, 06/15/33                                    100             100
   New York City, Ser A, GO
        5.250%, 08/01/08                                    500             559
        5.250%, 11/01/09                                    750             847
        5.000%, 08/01/09                                    500             557
   New York City, Ser B, GO
        7.500%, 02/01/07                                     15              15
        7.250%, 08/15/07                                  2,000           2,349
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                  1,000           1,203
   New York City, Ser B-2, GO (A) (B) (C)
        0.930%, 08/15/23                                    400             400
   New York City, Ser C, GO
        5.250%, 08/01/09                                  1,000           1,127
        5.000%, 08/01/07                                  1,000           1,096
   New York City, Ser D, GO Pre-
     Refunded @ 101 (D)
        5.750%, 02/15/05                                    240             252
   New York City, Ser G, GO
        5.500%, 08/01/09                                  1,500           1,709
        5.000%, 08/01/07                                    750             822
        5.000%, 08/01/10                                  1,000           1,121
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                    300             331
   New York City, Ser J, GO Callable
     08/01/07 @ 101
        6.125%, 08/01/11                                  1,000           1,132


--------------------------------------------------------------------------------
56                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Sub-Ser A-7, GO,
     AMBAC (A) (B)
        0.920%, 11/01/24                                 $  200        $    200
   New York City, Sub-Ser B-2, GO
     (A) (B) (C)
        0.950%, 08/15/19                                    200             200
        0.950%, 08/15/20                                    400             400
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser A, RB
     Callable 11/01/11 @ 100
        5.500%, 11/01/26                                    500             582
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser B, RB
        5.500%, 02/01/09                                  1,280           1,465
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
        5.000%, 08/15/11                                     55              61
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (D)
        5.500%, 02/15/11                                  1,000           1,180
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 02/01/11 @ 100
        5.250%, 02/01/29                                    750             851
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/08 @ 101
        5.000%, 11/15/09                                    305             339
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/10 @ 101
        6.000%, 11/15/10                                    500             597
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/10                                  1,250           1,446
        5.500%, 02/01/11                                  1,000           1,165
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C-2, RB (A) (B)
        0.970%, 08/01/31                                    400             400
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project,
     RB, FSA (E)
        5.400%, 01/01/18                                    105             121


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transportation Facilities
     Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                 $  435        $    507
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                                  1,000           1,198
   New York State, Dormitory Authority,
     Fordham University Project, RB,
     FGIC
        5.000%, 07/01/09                                  1,000           1,133
   New York State, Dormitory Authority,
     Manhattan College, RB, Radian
     Insured
        5.500%, 07/01/11                                    900           1,041
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
        6.500%, 08/15/08                                    250             293
        6.500%, 08/15/09                                    400             474
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC
        5.250%, 08/15/09                                    385             439
   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, AMBAC
        5.750%, 08/01/07                                    500             565
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
        5.250%, 07/01/13                                    500             560
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
        6.000%, 07/01/19                                    100             125
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
        5.500%, 02/01/09                                    300             342
        5.500%, 08/01/09                                    500             575
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                     90              95
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB
        5.400%, 07/01/09                                    250             279
   New York State, Dormitory Authority,
     School Districts Financing Program,
     Ser A, RB, MBIA
        5.250%, 10/01/09                                  1,500           1,720
        5.250%, 10/01/10                                    500             578

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 57

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Ser B, RB
        5.250%, 07/01/32                                 $  750        $    850
   New York State, Dormitory Authority,
     Ser B, RB Callable 05/15/12 @ 100
        5.250%, 11/15/23                                  1,000           1,129
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, AMBAC
        5.250%, 05/15/15                                  1,170           1,356
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
        6.000%, 05/15/15                                  1,000           1,198
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
        7.500%, 05/15/13                                    600             797
   New York State, Dormitory Authority,
     West Chester County Project, RB
        5.000%, 08/01/08                                    140             157
   New York State, Environmental
     Facilities Authority, New York City
     Municipal Project, Sub-Ser E, RB
        5.000%, 06/15/09                                  1,000           1,133
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/08                                      5               6
        5.750%, 06/15/09                                      5               6
        5.750%, 06/15/10                                     35              42
        5.750%, 06/15/11                                    180             215
        5.750%, 06/15/12                                    105             126
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (E)
        5.750%, 06/15/08                                     40              46
        5.750%, 06/15/09                                     40              47
        5.750%, 06/15/10                                    260             311
        5.750%, 06/15/11                                  1,180           1,422
        5.750%, 06/15/12                                    695             840
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB
        5.000%, 06/15/12                                  1,000           1,147
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB, MBIA
        6.000%, 06/15/12                                  1,350           1,627
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, Ser B, RB
        5.000%, 11/15/14                                  1,000           1,149


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                 $1,000        $  1,126
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (E)
        5.750%, 06/15/08                                    340             394
        5.750%, 06/15/09                                    355             418
        5.750%, 06/15/10                                    205             245
        5.750%, 06/15/11                                    640             771
   New York State, GO
     Callable 07/15/06 @ 101
        5.200%, 07/15/07                                    100             109
   New York State, Housing Finance
     Agency, Ser K, RB
        5.000%, 03/15/10                                  1,000           1,118
   New York State, Local Government
     Assistance, Ser A, RB
        6.000%, 04/01/06                                    150             164
   New York State, Local Government
     Assistance, Ser A-2, RB
        5.000%, 04/01/10                                  1,000           1,130
   New York State, Metropolitan
     Transportation Authority,
     Ser A, RB, FSA
        5.250%, 11/15/12                                    500             582
   New York State, Metropolitan
     Transportation Authority,
     Ser A, RB, MBIA (E)
        7.000%, 07/01/06                                    250             283
   New York State, Mortgage Agency, 26th
     Ser, RB
        5.200%, 04/01/08                                    500             536
   New York State, Mortgage Agency, 26th
     Ser, RB Callable 07/01/10 @ 100
        5.350%, 10/01/16                                    215             216
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                    390             398
   New York State, Thruway & Highway
     Board, Ser A, RB, FSA
        5.250%, 04/01/11                                  1,150           1,330
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
        5.250%, 04/01/11                                  1,000           1,123
   New York State, Thruway & Highway
     Board, Ser B, RB, FSA
        5.000%, 04/01/10                                    750             852
   New York State, Thruway & Highway
     Board, Ser C, MBIA
        5.500%, 04/01/12                                    750             882


--------------------------------------------------------------------------------
58                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB Callable
     06/01/06 @ 100
        5.250%, 06/01/12                                 $1,000        $  1,061
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/10 @ 101
        6.000%, 11/15/11                                    750             887
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser B, RB
        5.000%, 11/15/09                                  1,000           1,134
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (E)
        5.500%, 01/01/12                                    555             637
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (E)
        6.625%, 01/01/12                                  1,160           1,439
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser Y, RB (E)
        5.800%, 01/01/06                                    175             190
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                    650             788
   New York State, Urban Development,
     Correctional Facilities Project,
     Ser A, RB, AMBAC
        5.500%, 01/01/09                                    200             229
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
        5.000%, 12/15/11                                    250             284
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser C-1, RB
        5.000%, 03/15/10                                    750             847
   New York State, Urban Development,
     Ser A, RB
        5.500%, 01/01/17                                  1,500           1,694
        5.250%, 01/01/11                                  1,000           1,151
        5.250%, 01/01/21                                  1,750           1,962
        5.000%, 01/01/17                                    250             276
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                    200             230
   New York State, Urban Development,
     State Facilities Project, RB
        5.750%, 04/01/12                                  1,000           1,174


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York, Sub-Ser A-10,
     GO (A) (B) (C)
        0.950%, 08/01/16                                 $  100        $    100
   Schenectady, Industrial Development
     Authority, Union College Project,
     Ser A, RB, AMBAC
        5.250%, 07/01/09                                  1,000           1,146
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute,
     Ser A, RB
        5.500%, 09/01/10                                    400             462
   West Chester County, Health & Hospital
     Project, Sub-Ser B, RB
        5.750%, 11/01/07                                  1,500           1,716
                                                                       --------
                                                                         95,298
                                                                       --------
PUERTO RICO -- 5.0%
   Puerto Rico Commonwealth, Electric
     Power Authority, RB, MBIA
        5.000%, 07/01/15                                    750             861
   Puerto Rico Commonwealth, GO, FGIC
        5.250%, 07/01/09                                  1,000           1,152
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB,
     MBIA
        6.250%, 07/01/14                                    115             145
        6.250%, 07/01/14                                     10              13
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Z, RB,
     MBIA
        6.250%, 07/01/14                                    500             630
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        6.000%, 07/01/13                                  1,000           1,141
        5.000%, 07/01/18                                  1,000           1,102
                                                                       --------
                                                                          5,044
                                                                       --------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                    400             438
                                                                       --------
Total Municipal Bonds
   (Cost $94,132)                                                       100,780
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                               34,356              34
                                                                       --------
Total Cash Equivalent
   (Cost $34)                                                                34
                                                                       --------
Total Investments -- 99.9%
   (Cost $94,166)                                                       100,814
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 59

STATEMENT OF NET ASSETS (Unaudited)


New York Municipal Bond Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                                       $    (26)
Administration Fees Payable                                                 (18)
Other Assets and Liabilities, Net                                            91
                                                                       --------
Total Other Assets and Liabilities                                           47
                                                                       --------

NET ASSETS:
Paid-In-Capital Class A
    (unlimited authorization -- no par value)
   based on 9,304,918 outstanding shares
   of beneficial interest                                                94,066
Accumulated net realized gain on investments                                147
Net unrealized appreciation on investments                                6,648
                                                                       --------
Total Net Assets -- 100.0%                                             $100,861
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($100,861,355 / 9,304,918 shares)                                     $10.84
                                                                       ========

+   See note 4 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
60                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

California Municipal Bond Fund
February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.0%
CALIFORNIA -- 88.2%
   ABAG, Financial Authority Not-For-
     Profit, Channing House Project, COP
        4.900%, 02/15/09                                 $  780        $    816
        4.650%, 02/15/06                                    275             285
   ABAG, Financial Authority Not-For-
     Profit, YMCA of San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
        4.400%, 10/01/06                                    100             107
   Burlingame, Lease Financing Authority,
     Library Reconstruction Project, RB
     Callable 12/01/05 @ 102
        5.000%, 12/01/07                                    510             551
   California State, GO
        5.250%, 02/01/11                                  7,000           7,996
        5.250%, 02/01/18                                  2,000           2,173
        5.000%, 04/01/10                                  3,000           3,386
        4.750%, 09/01/12                                  1,000           1,080
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                  4,000           4,384
   California State, GO, FGIC
        4.250%, 09/01/08                                  3,500           3,821
   California State, GO, MBIA
        6.000%, 02/01/10                                  1,100           1,304
        5.500%, 04/01/10                                  1,000           1,160
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project,
     Ser A, RB, FSA
        5.000%, 07/01/11                                  2,000           2,313
   California State, Metropolitan Water
     District, Ser A, RB
     Callable 01/01/08 @ 101
        5.500%, 07/01/09                                  1,250           1,423
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                  1,500           1,784
   California State, Public Works Board,
     UCLA Replacement Hospital Project,
     Ser A, RB, FSA
        4.750%, 10/01/09                                  1,930           2,161
   California State, Resources Efficiency
     Financing Authority, Capital
     Improvements Program, COP,
     AMBAC
        6.000%, 04/01/09                                  1,420           1,672
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Callable 09/01/12 @ 101
        5.375%, 09/01/13                                  1,000           1,163


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Water Department,
     Central Valley Project,
     Ser Z, RB, FGIC
        5.000%, 12/01/10                                 $2,470        $  2,856
        4.000%, 12/01/09                                  2,000           2,191
   California State, Water Department,
     Ser A, RB, MBIA
        5.250%, 05/01/09                                  8,500           9,692
   California Statewide, Communities
     Development Authority, John
     Muir/Mount Diablo Health Project,
     COP, AMBAC (A) (B)
        0.920%, 08/15/27                                    520             520
   Colton, Public Financing Authority,
     Electric Generation Factory Project,
     RB, AMBAC
        4.500%, 04/01/12                                  1,515           1,680
   Corona-Norco, Unified School District,
     Capital Appreciation Project,
     Ser B, GO, FSA (F)
        5.600%, 09/01/13                                  1,000             703
        5.500%, 09/01/12                                  1,005             745
   Culver City, Redevelopment Finance
     Authority, Ser B, TA
        4.800%, 11/01/04                                    435             443
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
        6.000%, 08/15/08                                  1,000           1,072
   East Bay, Municipal Utility District,
     RB, FSA
        5.000%, 06/01/12                                  2,340           2,685
   El Monte, Water Authority, BAN
     Callable 09/01/04 @ 100.5
        4.050%, 09/01/06                                  1,000           1,011
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                    220             221
        5.050%, 09/01/06                                    265             266
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
        5.100%, 10/01/09                                    360             395
        4.900%, 10/01/07                                  1,345           1,457
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA Callable 10/01/09 @ 101
        5.200%, 10/01/10                                  1,615           1,777
   Fresno, Joint Powers Finance Authority,
     RB, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15                                  1,445           1,672
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO, MBIA (F)
        5.450%, 08/01/15                                  1,200             756

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 61

STATEMENT OF NET ASSETS (Unaudited)

February 29, 2004
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A, RB,
     AMBAC
        5.000%, 11/01/10                                 $1,465        $  1,691
   Lake Elsinore, Public Financing
     Authority, Local Agency Project,
     Ser G, RB
        5.100%, 09/02/04                                    200             203
   Lodi, Electric Systems Authority, Capital
     Appreciation, Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (D) (F)
        5.715%, 01/15/09                                  1,000             796
   Los Angeles County, Metropolitan
     Transit Authority, Ser A, RB, FSA
        5.000%, 07/01/11                                  2,570           2,963
   Los Angeles, Community
     Redevelopment Authority, Cinerama
     Dome Public Parking Project, RB,
     ACA Insured (C)
        4.700%, 07/01/05                                    510             528
        4.700%, 07/01/06                                    505             531
   Los Angeles, Ser A, GO, MBIA
        4.000%, 09/01/09                                  5,910           6,449
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                  2,130           2,508
        5.000%, 11/01/05                                    695             739
   Los Angeles, Unified School District,
     GO, MBIA
        5.500%, 07/01/11                                  2,000           2,372
   Los Angeles, Unified School District,
     Ser A, GO, MBIA
        5.000%, 07/01/10                                  1,000           1,151
   Los Angeles, Unified School District,
     Ser F, GO, FSA
        4.500%, 07/01/10                                  1,000           1,121
   Los Angeles, Wastewater System, RB,
     FSA Callable 06/01/13 @ 100
        5.000%, 06/01/14                                  2,970           3,349
   Los Angeles, Wastewater System,
     Ser C, RB, MBIA
        5.375%, 06/01/13                                  2,000           2,350
   Los Angeles, Water & Power Authority,
     Ser A, RB, MBIA
        5.000%, 07/01/10                                  4,890           5,611
        5.000%, 07/01/11                                  2,500           2,881
   Milpitas, Redevelopment Agency,
     Redevelopment Project Area No. 1,
     TA, MBIA
        4.000%, 09/01/09                                  1,170           1,274
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC Callable
     08/01/14 @ 100
        5.000%, 08/01/17                                  1,250           1,395


--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northern California, Public Power
     Agency, Ser A, RB, MBIA
        5.850%, 07/01/10                                 $2,140        $  2,554
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                  1,270           1,462
   Redwood City, Elementary School
     District, GO, FGIC
        5.000%, 08/01/15                                  2,275           2,598
   Richmond, Joint Powers Finance
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
        4.350%, 06/01/06                                  1,100           1,161
        4.250%, 06/01/05                                    585             605
   Riverside County, Public Financing
     Authority, COP
        5.400%, 05/15/09                                  3,800           4,040
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                  2,485           2,876
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
        5.000%, 11/15/13                                  1,400           1,612
   San Buenaventura, Ser B, COP,
     AMBAC
        5.000%, 01/01/11                                  1,385           1,583
        5.000%, 01/01/12                                  1,455           1,654
   San Diego County, Burnham Institute
     Project, COP
        5.150%, 09/01/06                                  1,300           1,382
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                    175             194
        5.350%, 09/01/08                                    175             192
   San Diego, Unified School District,
     Election of 1998 Project,
     Ser B, GO, MBIA
        6.050%, 07/01/18                                  2,650           3,299
   San Francisco (City & County),
     International Airport Improvements
     Project, RB, FGIC
        6.500%, 05/01/08                                  2,000           2,346
   San Francisco Bay Area, Transportation
     Finance Authority, Bridge Toll
     Project, RB, ACA Insured
        5.750%, 02/01/07                                  2,725           3,020
        5.000%, 02/01/06                                    500             530
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.500%, 07/01/07                                    265             286
        4.400%, 07/01/06                                    425             450

--------------------------------------------------------------------------------
62                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                 $1,000        $  1,193
   San Joaquin Hills, Transportation
     Authority, RB (E) (F)
        5.340%, 01/01/09                                  2,000           1,763
   Santa Fe Springs, Community
     Development Authority,
     Ser A, TA, MBIA
        5.000%, 09/01/10                                  1,950           2,238
   Santa Monica, Malibu School District,
     GO, FGIC
        5.250%, 08/01/11                                  2,095           2,454
   Southern California, Metropolitan Water
     District, Waterworks Project,
     Ser A, GO
        4.500%, 03/01/10                                  1,700           1,901
   Southern California, Public Power
     Authority, Magnolia Power Project,
     Ser A-2003-1, RB, AMBAC
        4.500%, 07/01/12                                  3,000           3,335
   Southern California, Public Power
     Authority, San Juan Unit No. 3,
     Ser A, RB, FSA
        5.375%, 01/01/10                                  1,000           1,160
   Southern California, Public Power
     Authority, Southern Transmission
     Project, Ser B, RB, FSA
        5.000%, 07/01/12                                  2,250           2,584
   Stockton, Essential Services
     Building/Parking Facility, COP
        5.000%, 08/01/09                                    280             312
        4.800%, 08/01/07                                    155             169
   Sunnyvale, Water Financing Authority,
     RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                  1,595           1,833
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                  1,065           1,241
   University of California,
     Ser A, RB, AMBAC
        5.000%, 05/15/11                                  5,000           5,750
   Ventura County, Public Financing
     Authority, COP, FSA Callable
     08/15/09 @ 100
        5.250%, 08/15/14                                  3,550           4,009
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06                                  1,010           1,059
                                                                       --------
                                                                        168,478
                                                                       --------


--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                 $1,000        $  1,179
                                                                       --------
PUERTO RICO -- 10.2%
   Puerto Rico Commonwealth, Aqueduct
     & Sewer Authority, RB
        6.250%, 07/01/12                                  2,000           2,422
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser W,
     RB, MBIA
        5.500%, 07/01/13                                  3,400           4,043
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser X,
     RB, FSA
        5.500%, 07/01/15                                  1,490           1,780
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO
        5.250%, 07/01/09                                  1,000           1,132
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                  2,000           2,337
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO
        5.000%, 07/01/09                                  1,000           1,120
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/10                                  2,800           3,143
        5.000%, 07/01/11                                  1,000           1,151
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
        4.500%, 08/01/10                                  1,000           1,112
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/16                                  1,000           1,191
                                                                       --------
                                                                         19,431
                                                                       --------
Total Municipal Bonds
   (Cost $176,872)                                                      189,088
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                                5,262               5
                                                                       --------
Total Cash Equivalent
   (Cost $5)                                                                  5
                                                                       --------
Total Investments -- 99.0%
   (Cost $176,877)                                                      189,093
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 63

STATEMENT OF NET ASSETS (Unaudited)


California Municipal Bond Fund (Concluded)
February 29, 2004
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
Investment Advisory Fees Payable                                       $    (50)
Administration Fees Payable                                                 (35)
Other Assets and Liabilities, Net                                         1,960
                                                                       --------
Total Other Assets and Liabilities                                        1,875
                                                                       --------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 17,910,054 outstanding shares
   of beneficial interest                                               178,415
Undistributed net investment income                                          90
Accumulated net realized gain on investments                                247
Net unrealized appreciation on investments                               12,216
                                                                       --------
Total Net Assets -- 100.0%                                             $190,968
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($190,968,374 / 17,910,054 shares)                                    $10.66
                                                                       ========

+   See note 4 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 29, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bonds Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
64                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

                       This page intentionally left blank

Statements of Operations ($ Thousands)


For the six month period ended February 29, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
                                                              California   Institutional    Massachusetts    Pennsylvania
                                               Tax Free       Tax Exempt        Tax Free  Tax Free Money         Tax Free
                                                   Fund             Fund            Fund      Market Fund            Fund
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income                               $4,572             $121         $ 7,194             $316            $219
----------------------------------------------------------------------------------------------------------------------------
Expenses:
   Administration Fees                            1,494               27           2,350               71              73
   Shareholder Servicing Fees -- Class A          1,039               28           1,270               --              18
   Shareholder Servicing Fees -- Class B             --               --             386               93              39
   Shareholder Servicing Fees -- Class C             --                3              83               --              --
   Investment Advisory Fees                         152                4             239               11               7
   Trustees'  Fees                                   11               --              18                1               1
   Custodian/Wire Agent Fees                         41                1              57                2               2
   Professional Fees                                 31                1              54                2               2
   Printing Fees                                     21               --              36                1               1
   Registration Fees                                 14                1              24                1               1
   Insurance Fees                                     7               --              11               --              --
   Pricing Fees                                       3               --               5               --              --
   Other Expenses                                     1               --               2               --              --
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 2,814               65           4,535              182             144
----------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                             --               (1)           (640)             (13)            (16)
     Shareholder Servicing Fees -- Class A         (944)             (28)         (1,270)              --             (18)
     Shareholder Servicing Fees -- Class B           --               --              --               --              --
     Investment Advisory Fees                        --               --              --               --              --
     Fees Paid Indirectly (See Note 2)               (6)              --              (4)              --              --
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   1,864               36           2,621              169             110
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                             2,708               85           4,573              147             109
----------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments:
   Net Realized Gain (Loss) on Investments          (33)              (1)              3               (1)             (1)
   Net Change in Unrealized Appreciation on
     Investments                                     --               --              --               --              --
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
   from Operations                               $2,675             $ 84          $4,576             $146            $108
----------------------------------------------------------------------------------------------------------------------------

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
66                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

----------------------------------------------------------------------------------------------------------------------------------
                                          Intermediate-   Short Duration      Pennsylvania     Massachusetts      New Jersey
                                         Term Municipal        Municipal         Municipal         Municipal       Municipal
                                                   Fund           Fund(1)        Bond Fund         Bond Fund       Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income                              $16,934              $22            $2,738            $  801          $1,214
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Administration Fees                            1,039                4               119                49              79
   Shareholder Servicing Fees -- Class A          1,084                4                75                52              83
   Shareholder Servicing Fees -- Class B             --               --                89                --              --
   Shareholder Servicing Fees -- Class C             --               --                --                --              --
   Investment Advisory Fees                       1,429                5               209                68             109
   Trustees'  Fees                                   10               --                 2                 1               1
   Custodian/Wire Agent Fees                         34               --                 5                 2               3
   Professional Fees                                 30                1                 4                 1               3
   Printing Fees                                     20               --                 3                 1               1
   Registration Fees                                 16                1                 3                 1               1
   Insurance Fees                                     7               --                 1                --               1
   Pricing Fees                                      54                1                 8                 3               4
   Other Expenses                                     1               --                --                --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 3,724               16               518               178             285
----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                            (39)              (3)              (67)               (3)             (4)
     Shareholder Servicing Fees -- Class A         (825)              (3)              (75)              (39)            (77)
     Shareholder Servicing Fees -- Class B           --               --               (24)               --              --
     Investment Advisory Fees                      (259)              (1)              (29)              (12)             (6)
     Fees Paid Indirectly (See Note 2)               --               --                --                --              --
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   2,601                9               323               124             198
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                            14,333               13             2,415               677           1,016
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments:
   Net Realized Gain (Loss) on Investments          961                1               578               182             355
   Net Change in Unrealized Appreciation on
     Investment                                  30,793               21             3,224             1,631           2,121
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
   from Operations                              $46,087              $35            $6,217            $2,490          $3,492
----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------
                                             New York        California
                                            Municipal         Municipal
                                            Bond Fund         Bond Fund
------------------------------------------------------------------------
Investment Income:
   Interest Income                             $1,812           $ 3,518
------------------------------------------------------------------------
Expenses:
   Administration Fees                            113               220
   Shareholder Servicing Fees -- Class A          118               229
   Shareholder Servicing Fees -- Class B           --                --
   Shareholder Servicing Fees -- Class C           --                --
   Investment Advisory Fees                       155               303
   Trustees'  Fees                                  1                 2
   Custodian/Wire Agent Fees                        4                 7
   Professional Fees                                4                 7
   Printing Fees                                    2                 3
   Registration Fees                                2                 4
   Insurance Fees                                   1                 1
   Pricing Fees                                     6                12
   Other Expenses                                  --                --
------------------------------------------------------------------------
   Total Expenses                                 406               788
------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                           (5)               (9)
     Shareholder Servicing Fees -- Class A        (90)             (213)
     Shareholder Servicing Fees -- Class B         --                --
     Investment Advisory Fees                     (28)              (16)
     Fees Paid Indirectly (See Note 2)             --                --
------------------------------------------------------------------------
   Net Expenses                                   283               550
------------------------------------------------------------------------
Net Investment Income                           1,529             2,968
------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments:
   Net Realized Gain (Loss) on Investments        450               255
   Net Change in Unrealized Appreciation on
     Investment                                 3,543             7,849
------------------------------------------------------------------------
Net Increase in Net Assets Resulting
   from Operations                             $5,522           $11,072
------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 67

--------------------------------------------------------------------------------
Statements of Changes in Net Assets ($ Thousands)


For the six month period ended February 29, 2004 (Unaudited) and the year ended August 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         California
                                                                       Tax Free Fund                   Tax Exempt Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                09/01/03 to     09/01/02 to     09/01/03 to     09/01/02 to
                                                                   02/29/04        08/31/03        02/29/04        08/31/03
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                         $    2,708      $    8,029          $   85         $   276
   Net Realized Gain (Loss) on Investments                              (33)              4              (1)            (15)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                         --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations               2,675           8,033              84             261
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
   Net Investment Income
   Class A                                                           (2,613)         (8,077)            (82)           (241)
   Class B                                                               --              --              --              --
   Class C                                                               --              --              (1)            (35)
   Net Realized Gains
   Class A                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (2,613)         (8,077)            (83)           (276)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Class A:
   Proceeds from Shares Issued                                    2,672,774       4,716,740          48,250          91,109
   Reinvestment of Dividends & Distributions                          1,200           3,358              44             133
   Cost of Shares Redeemed                                       (2,737,155)     (4,687,234)        (49,257)        (91,829)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions      (63,181)         32,864            (963)           (587)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                           --              --              --              --
   Reinvestment of Dividends & Distributions                             --              --              --              --
   Cost of Shares Redeemed                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Proceeds from Shares Issued                                           --              --           3,236           9,658
   Reinvestment of Dividends & Distributions                             --              --              --              --
   Cost of Shares Redeemed                                               --              --          (3,131)        (20,392)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           --              --             105         (10,734)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                   (63,181)         32,864            (858)        (11,321)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                            (63,119)         32,820            (857)        (11,336)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                              884,503         851,683          23,506          34,842
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                $   821,384     $   884,503        $ 22,649        $ 23,506
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 9 in the notes to the financial statements. Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
68                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Institutional              Massachusetts Tax Free
                                                                    Tax Free Fund                Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                             09/01/03 to    09/01/02 to      09/01/03 to     09/01/02 to
                                                                02/29/04       08/31/03         02/29/04        08/31/03
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                        $  4,573     $   13,897          $   147         $   557
   Net Realized Gain (Loss) on Investments                             3              7               (1)              3
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                      --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations            4,576         13,904              146             560
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
   Net Investment Income
   Class A                                                        (3,917)       (11,774)              --              --
   Class B                                                          (607)        (1,826)            (148)           (558)
   Class C                                                           (46)          (194)              --              --
   Net Realized Gains
   Class A                                                            --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                              (4,570)       (13,794)            (148)           (558)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Class A:
   Proceeds from Shares Issued                                 2,850,070      6,486,962               --              --
   Reinvestment of Dividends & Distributions                       1,339          3,951               --              --
   Cost of Shares Redeemed                                    (3,039,565)    (6,453,408)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions  (188,156)        37,505               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                   445,921        702,888          186,987         357,032
   Reinvestment of Dividends & Distributions                         380          1,059               --              --
   Cost of Shares Redeemed                                      (428,048)      (724,353)        (177,845)       (370,837)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions    18,253        (20,406)           9,142         (13,805)
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Proceeds from Shares Issued                                   201,972        343,504               --              --
   Reinvestment of Dividends & Distributions                          --             --               --              --
   Cost of Shares Redeemed                                      (204,528)      (354,394)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions    (2,556)       (10,890)              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share
     Transactions                                               (172,459)         6,209            9,142         (13,805)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                        (172,453)         6,319            9,140         (13,803)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                         1,401,063      1,394,744           65,815          79,618
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                             $ 1,228,610    $ 1,401,063        $  74,955       $  65,815
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Pennsylvania                  Intermediate-Term
                                                                    Tax Free Fund                   Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                             09/01/03 to     09/01/02 to     09/01/03 to     09/01/02 to
                                                                02/29/04        08/31/03        02/29/04        02/29/04
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                          $  109         $   456       $  14,333       $  29,975
   Net Realized Gain (Loss) on Investments                            (1)             --             961          22,637
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                      --              --          30,793         (31,764)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              108             456          46,087          20,848
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
   Net Investment Income
   Class A                                                           (52)           (272)        (14,381)        (30,047)
   Class B                                                           (57)           (181)             --              --
   Class C                                                            --              --              --              --
   Net Realized Gains
   Class A                                                            --              --         (14,554)        (16,178)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                (109)           (453)        (28,935)        (46,225)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Class A:
   Proceeds from Shares Issued                                    14,158          40,536         184,525         429,195
   Reinvestment of Dividends & Distributions                           9             101          25,902          40,609
   Cost of Shares Redeemed                                       (17,290)        (59,648)       (130,752)       (567,819)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions    (3,123)        (19,011)         79,675         (98,015)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                    36,280         101,716              --              --
   Reinvestment of Dividends & Distributions                          52             146              --              --
   Cost of Shares Redeemed                                       (37,566)        (99,900)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions    (1,234)          1,962              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Proceeds from Shares Issued                                        --              --              --              --
   Reinvestment of Dividends & Distributions                          --              --              --              --
   Cost of Shares Redeemed                                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions        --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                 (4,357)        (17,049)         79,675         (98,015)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                          (4,358)        (17,046)         96,827        (123,392)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                            43,551          60,597         824,103         947,495
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                $ 39,193        $ 43,551       $ 920,930       $ 824,103
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 69

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended February 29, 2004 (Unaudited) and the year ended August 31, 2003

                                                                        Short Duration                    Pennsylvania
                                                                       Municipal Fund(1)               Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                          11/13/03 to             09/01/03 to   09/01/02 to
                                                                             02/29/04                02/29/04      08/31/03
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                                         $ 13                 $ 2,415       $ 5,526
   Net Realized Gain on Investments                                                 1                     578         1,343
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                                   21                   3,224        (2,476)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                            35                   6,217         4,393
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
   Net Investment Income
     Class A                                                                      (14)                 (1,193)       (2,572)
     Class B                                                                       --                  (1,221)       (2,965)
   Net Realized Gains
     Class A                                                                       --                    (539)          (40)
     Class B                                                                       --                    (548)          (46)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                              (14)                 (3,501)       (5,623)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Class A:
   Proceeds from Shares Issued                                                  6,294                  12,400        22,697
   Reinvestment of Dividends & Distributions                                       14                   1,648         2,458
   Cost of Shares Redeemed                                                         --                  (9,401)      (33,727)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                  6,308                   4,647        (8,572)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                                     --                   5,449        16,160
   Reinvestment of Dividends & Distributions                                       --                     424           560
   Cost of Shares Redeemed                                                         --                 (12,817)      (22,668)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                     --                  (6,944)       (5,948)
   Net Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                               6,308                  (2,297)      (14,520)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                        6,329                     419       (15,750)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                             --                 118,260       134,010
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                               $6,329                $118,679      $118,260
------------------------------------------------------------------------------------------------------------------------------------

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003.
(2) For Capital Share Transactions see footnote 9 in the notes to the financial statements.

Amounts designated as "--" are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
70                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

                                                                                Massachusetts                   New Jersey
                                                                             Municipal Bond Fund            Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       09/01/03 to     09/01/02 to     09/01/03 to    09/01/02 to
                                                                          02/29/04        08/31/03        02/29/04       08/31/03
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                                     $ 677         $ 1,406         $ 1,016        $ 2,414
   Net Realized Gain on Investments                                            182             733             355          1,171
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                             1,631          (1,164)          2,121         (2,067
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      2,490             975           3,492          1,518
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
   Net Investment Income
     Class A                                                                  (680)         (1,406)         (1,020)        (2,416
     Class B                                                                    --              --              --             --
   Net Realized Gains
     Class A                                                                  (653)           (791)         (1,068)        (1,036
     Class B                                                                    --              --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (1,333)         (2,197)         (2,088)        (3,452
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Class A:
   Proceeds from Shares Issued                                               7,712          13,494          14,513         25,451
   Reinvestment of Dividends & Distributions                                 1,207           2,068           1,986          3,283
   Cost of Shares Redeemed                                                  (6,417)        (16,129)         (8,894)       (47,840
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               2,502            (567)          7,605        (19,106
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                                  --              --              --             --
   Reinvestment of Dividends & Distributions                                    --              --              --             --
   Cost of Shares Redeemed                                                      --              --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                  --              --              --             --
   Net Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                            2,502            (567)          7,605        (19,106
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     3,659          (1,789)          9,009        (21,040
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                      39,899          41,688          62,708         83,748
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                           $43,558         $39,899         $71,717        $62,708
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      New York                    California
                                                                                 Municipal Bond Fund          Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       09/01/03 to    09/01/02 to     09/01/03 to     09/01/02 to
                                                                          02/29/04       08/31/03        02/29/04       08/31/03
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income                                                   $ 1,529        $ 2,934         $ 2,968        $ 6,463
   Net Realized Gain on Investments                                            450          1,001             255          3,894
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments                                                            3,543         (1,645)          7,849         (7,417)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      5,522          2,290          11,072          2,940
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
   Net Investment Income
     Class A                                                                (1,534)        (2,933)         (2,964)        (6,474)
     Class B                                                                    --             --              --             --
   Net Realized Gains
     Class A                                                                  (726)          (982)         (2,299)        (3,127)
     Class B                                                                    --             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (2,260)        (3,915)         (5,263)        (9,601)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Class A:
   Proceeds from Shares Issued                                              19,081         32,045          27,914         53,571
   Reinvestment of Dividends & Distributions                                 2,151          3,723           4,869          8,966
   Cost of Shares Redeemed                                                 (12,499)       (31,590)        (27,176)       (87,666)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               8,733          4,178           5,607        (25,129)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Proceeds from Shares Issued                                                  --             --              --             --
   Reinvestment of Dividends & Distributions                                    --             --              --             --
   Cost of Shares Redeemed                                                      --             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                  --             --              --             --
   Net Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                            8,733          4,178           5,607        (25,129)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    11,995          2,553          11,416        (31,790)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                      88,866         86,313         179,552        211,342
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                          $100,861        $88,866        $190,968       $179,552
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 71

Financial Highlights


For the six month period ended February 29, 2004 (Unaudited) and the periods ended August 31, For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and
                Net Asset                  Unrealized                Dividends Distributions         Total
                   Value,           Net         Gains        Total    from Net      from Net     Dividends    Net Asset
                Beginning    Investment   (Losses) on         from  Investment      Realized           and   Value, End      Total
                of Period        Income   Investments   Operations      Income         Gains Distributions    of Period    Return+
------------------------------------------------------------------------------------------------------------------------------------

Tax Free Fund
   Class A
   2004*            $1.00        $0.003**         $--**     $0.003     $(0.003)          $--       $(0.003)       $1.00       0.32%
   2003              1.00         0.009            --        0.009      (0.009)           --        (0.009)        1.00       0.86
   2002              1.00         0.013            --        0.013      (0.013)           --        (0.013)        1.00       1.35
   2001              1.00         0.033            --        0.033      (0.033)           --        (0.033)        1.00       3.30
   2000              1.00         0.035            --        0.035      (0.035)           --        (0.035)        1.00       3.58
   1999              1.00         0.029            --        0.029      (0.029)           --        (0.029)        1.00       2.94

California Tax Exempt Fund
   Class A
   2004*            $1.00        $0.004**         $--**     $0.004     $(0.004)          $--       $(0.004)       $1.00       0.36%
   2003              1.00         0.010            --        0.010      (0.010)           --        (0.010)        1.00       1.00
   2002              1.00         0.013            --        0.013      (0.013)           --        (0.013)        1.00       1.34
   2001              1.00         0.029            --        0.029      (0.029)           --        (0.029)        1.00       2.90
   2000              1.00         0.031            --        0.031      (0.031)           --        (0.031)        1.00       3.19
   1999              1.00         0.027            --        0.027      (0.027)           --        (0.027)        1.00       2.78
   Class C
   2004*            $1.00        $0.001**         $--**     $0.001     $(0.001)          $--       $(0.001)       $1.00       0.12%
   2003              1.00         0.005            --        0.005      (0.005)           --        (0.005)        1.00       0.46
   2002              1.00         0.008            --        0.008      (0.008)           --        (0.008)        1.00       0.84
   2001              1.00         0.024            --        0.024      (0.024)           --        (0.024)        1.00       2.39
   2000 (1)          1.00         0.005            --        0.005      (0.005)           --        (0.005)        1.00       0.55

Institutional Tax Free Fund
   Class A
   2004*            $1.00        $0.004**         $--**     $0.004     $(0.004)          $--       $(0.004)       $1.00       0.39%
   2003              1.00         0.010            --        0.010      (0.010)           --        (0.010)        1.00       1.01
   2002              1.00         0.015            --        0.015      (0.015)           --        (0.015)        1.00       1.51
   2001              1.00         0.034            --        0.034      (0.034)           --        (0.034)        1.00       3.45
   2000              1.00         0.037            --        0.037      (0.037)           --        (0.037)        1.00       3.72
   1999              1.00         0.030            --        0.030      (0.030)           --        (0.030)        1.00       3.08
   Class B
   2004*            $1.00        $0.002**         $--**     $0.002     $(0.002)          $--       $(0.002)       $1.00       0.24%
   2003              1.00         0.007            --        0.007      (0.007)           --        (0.007)        1.00       0.70
   2002              1.00         0.012            --        0.012      (0.012)           --        (0.012)        1.00       1.21
   2001              1.00         0.031            --        0.031      (0.031)           --        (0.031)        1.00       3.14
   2000              1.00         0.034            --        0.034      (0.034)           --        (0.034)        1.00       3.42
   1999              1.00         0.027            --        0.027      (0.027)           --        (0.027)        1.00       2.78
   Class C
   2004*            $1.00        $0.001**         $--**     $0.001     $(0.001)          $--       $(0.001)       $1.00       0.14%
   2003              1.00         0.005            --        0.005      (0.005)           --        (0.005)        1.00       0.50
   2002              1.00         0.010            --        0.010      (0.010)           --        (0.010)        1.00       1.00
   2001              1.00         0.029            --        0.029      (0.029)           --        (0.029)        1.00       2.94
   2000              1.00         0.032            --        0.032      (0.032)           --        (0.032)        1.00       3.21
   1999              1.00         0.025            --        0.025      (0.025)           --        (0.025)        1.00       2.57


------------------------------------------------------------------------

                                               Ratio of
                                               Expenses   Ratio of Net
                                  Ratio of   to Average     Investment
                   Net Assets     Expenses   Net Assets         Income
                End of Period   to Average   (Excluding     to Average
                ($ Thousands)   Net Assets     Waivers)     Net Assets
------------------------------------------------------------------------
Tax Free Fund
   Class A
   2004*           $  821,384         0.45%        0.68%          0.65%
   2003               884,503         0.45         0.68           0.84
   2002               851,683         0.45         0.69           1.33
   2001               790,390         0.45         0.69           3.26
   2000               894,090         0.45         0.69           3.56
   1999               652,210         0.45         0.67           2.89
California Tax Exempt Fund
   Class A
   2004*           $   21,580         0.28%        0.54%          0.74%
   2003                22,542         0.28         0.56           0.95
   2002                23,144         0.28         0.56           1.31
   2001                21,051         0.28         0.55           2.85
   2000                22,350         0.28         0.58           3.13
   1999                22,356         0.28         0.56           2.70
   Class C
   2004*               $1,069         0.78%        0.79%          0.25%
   2003                   964         0.78         0.81           0.56
   2002                11,698         0.78         0.81           0.82
   2001                 7,615         0.78         0.80           2.24
   2000 (1)             1,938         0.78         0.83           2.93
Institutional Tax Free Fund
   Class A
   2004*           $  924,023         0.33%        0.68%          0.77%
   2003             1,112,175         0.33         0.67           1.00
   2002             1,074,583         0.33         0.69           1.49
   2001             1,014,175         0.33         0.69           3.33
   2000               755,806         0.33         0.69           3.65
   1999               785,954         0.33         0.68           3.03
   Class B
   2004*           $  270,090         0.63%        0.73%          0.47%
   2003               251,836         0.63         0.72           0.71
   2002               272,222         0.63         0.74           1.17
   2001               208,604         0.63         0.74           3.02
   2000               114,633         0.63         0.74           3.45
   1999                57,310         0.63         0.73           2.74
   Class C
   2004*           $   34,497         0.83%        0.93%          0.28%
   2003                37,052         0.83         0.92           0.52
   2002                47,939         0.83         0.94           0.98
   2001                31,918         0.83         0.94           2.94
   2000                54,064         0.83         0.94           3.16
   1999                38,022         0.83         0.93           2.52




--------------------------------------------------------------------------------
72                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

------------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and
                Net Asset                  Unrealized                Dividends Distributions         Total
                   Value,           Net         Gains        Total    from Net      from Net     Dividends    Net Asset
                Beginning    Investment   (Losses) on         from  Investment      Realized           and   Value, End      Total
                of Period        Income   Investments   Operations      Income         Gains Distributions    of Period    Return+
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund
   Class B
   2004*           $ 1.00        $0.002**         $--**     $0.002     $(0.002)          $--       $(0.002)      $ 1.00       0.24%
   2003              1.00         0.007            --        0.007      (0.007)           --        (0.007)        1.00       0.69
   2002              1.00         0.011            --        0.011      (0.011)           --        (0.011)        1.00       1.06
   2001 (2)          1.00         0.006            --        0.006      (0.006)           --        (0.006)        1.00       0.58

Pennsylvania Tax Free Fund
   Class A
   2004*           $ 1.00        $0.004**         $--**     $0.004     $(0.004)          $--       $(0.004)      $ 1.00       0.37%
   2003              1.00         0.010            --        0.010      (0.010)           --        (0.010)        1.00       0.98
   2002              1.00         0.014            --        0.014      (0.014)           --        (0.014)        1.00       1.41
   2001              1.00         0.034            --        0.034      (0.034)           --        (0.034)        1.00       3.47
   2000              1.00         0.036            --        0.036      (0.036)           --        (0.036)        1.00       3.66
   1999              1.00         0.030            --        0.030      (0.030)           --        (0.030)        1.00       3.10
   Class B
   2004*           $ 1.00        $0.002**         $--**     $0.002     $(0.002)          $--       $(0.002)      $ 1.00       0.22%
   2003              1.00         0.007            --        0.007      (0.007)           --        (0.007)        1.00       0.68
   2002              1.00         0.011            --        0.011      (0.011)           --        (0.011)        1.00       1.10
   2001 (3)          1.00         0.011            --        0.011      (0.011)           --        (0.011)        1.00       1.11

Intermediate-Term Municipal Fund
   Class A
   2004*           $11.10        $ 0.19**      $ 0.41**     $ 0.60     $ (0.19)       $(0.19)      $ (0.38)      $11.32       5.46%
   2003             11.46          0.40         (0.14)        0.26       (0.40)        (0.22)        (0.62)       11.10       2.31
   2002             11.29          0.44          0.23         0.67       (0.44)        (0.06)        (0.50)       11.46       6.10
   2001             10.83          0.46          0.46         0.92       (0.46)           --         (0.46)       11.29       8.64
   2000             10.70          0.45          0.14         0.59       (0.45)        (0.01)        (0.46)       10.83       5.72
   1999             11.08          0.44         (0.37)        0.07       (0.44)        (0.01)        (0.45)       10.70       0.67
Short Duration Municipal Fund
   Class A
   2004* (4)       $10.00        $ 0.03**      $ 0.04**     $ 0.07     $ (0.03)          $--       $ (0.03)      $10.04       0.66%
Pennsylvania Municipal Bond Fund
   Class A
   2004*           $10.84        $ 0.22**      $ 0.35**     $ 0.57     $ (0.22)       $(0.10)      $ (0.32)      $11.09       5.31%
   2003             10.95          0.48         (0.10)        0.38       (0.48)        (0.01)        (0.49)       10.84       3.48
   2002             10.73          0.47          0.22         0.69       (0.47)           --         (0.47)       10.95       6.62
   2001             10.37          0.49          0.36         0.85       (0.49)           --         (0.49)       10.73       8.35
   2000             10.29          0.48          0.09         0.57       (0.48)        (0.01)        (0.49)       10.37       5.76
   1999             10.75          0.48         (0.41)        0.07       (0.48)        (0.05)        (0.53)       10.29       0.65
   Class B
   2004*           $10.84        $ 0.22**      $ 0.35**     $ 0.57     $ (0.22)       $(0.10)$       (0.32)      $11.09       5.37%
   2003             10.95          0.49         (0.10)        0.39       (0.49)        (0.01)        (0.50)       10.84       3.60
   2002             10.73          0.48          0.22         0.70       (0.48)           --         (0.48)       10.95       6.75
   2001             10.36          0.50          0.37         0.87       (0.50)           --         (0.50)       10.73       8.58
   2000             10.29          0.49          0.08         0.57       (0.49)        (0.01)        (0.50)       10.36       5.78
   1999             10.76          0.49         (0.42)        0.07       (0.49)        (0.05)        (0.54)       10.29       0.68


------------------------------------------------------------------------------

                                            Ratio of
                                            Expenses Ratio of Net
                               Ratio of   to Average   Investment
               Net Assets      Expenses   Net Assets       Income  Portfolio
            End of Period    to Average   (Excluding   to Average   Turnover
            ($ Thousands)    Net Assets     Waivers)   Net Assets       Rate
------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund
   Class B
   2004*         $ 74,955          0.55%        0.59%        0.48%       n/a
   2003            65,815          0.55         0.60         0.69        n/a
   2002            79,618          0.55         0.61         1.05        n/a

Pennsylvania Tax Free Fund
   Class A
   2004*         $ 12,254          0.35%        0.68%        0.73%       n/a
   2003            15,377          0.35         0.68         1.02        n/a
   2002            34,387          0.35         0.69         1.38        n/a
   2001            37,067          0.35         0.72         3.54        n/a
   2000            69,575          0.35         0.69         3.68        n/a
   1999            34,098          0.35         0.69         3.04        n/a
   Class B
   2004*         $ 26,939          0.65%        0.73%        0.43%       n/a
   2003            28,174          0.65         0.73         0.69        n/a
   2002            26,210          0.65         0.74         1.01        n/a
   2001 (3)         5,966          0.65         0.77         2.51        n/a

Intermediate-Term Municipal Fund
   Class A
   2004*         $920,930          0.60%        0.86%        3.31%     12.72%
   2003           824,103          0.60         0.87         3.53      41.87
   2002           947,495          0.60         0.87         3.88      27.15
   2001           996,869          0.60         0.87         4.14      36.59
   2000           843,397          0.60         0.88         4.27      17.99
   1999           647,240          0.60         0.87         4.03      30.25
Short Duration Municipal Fund
   Class A
   2004* (4)     $  6,329          0.60%        1.07%        0.85%      0.00%
Pennsylvania Municipal Bond Fund
   Class A
   2004*         $ 62,269          0.60%        0.85%        3.98%      6.75%
   2003            56,268          0.60         0.85         4.35      19.73
   2002            65,380          0.60         0.85         4.39      29.86
   2001            58,855          0.60         0.85         4.61      34.80
   2000            44,170          0.60         0.86         4.75      30.91
   1999            18,785          0.60         0.83         4.53      16.64
   Class B
   2004*         $ 56,410          0.48%        0.90%        4.10%      6.75%
   2003            61,992          0.48         0.90         4.47      19.73
   2002            68,630          0.48         0.90         4.51      29.86
   2001            70,867          0.48         0.90         4.73      34.80
   2000            77,743          0.48         0.91         4.83      30.91
   1999           104,869          0.48         0.87         4.61      16.64

* For the six month period ended February 29, 2004. All ratios for the period have been annualized.
**  Per share calculations were performed using average shares.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The California Tax Exempt Fund -- Class C Shares were offered beginning on June 26, 2000. All ratios for the period have been annualized.
(2) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(3) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001. All ratios for the period have been annualized.
(4) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 73

Financial Highlights


For the six month period ended February 29, 2004 (Unaudited) and the periods ended August 31, For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and
                Net Asset                  Unrealized                Dividends Distributions         Total
                   Value,           Net         Gains        Total    from Net      from Net     Dividends    Net Asset
                Beginning    Investment   (Losses) on         from  Investment      Realized           and   Value, End      Total
                of Period        Income   Investments   Operations      Income         Gains Distributions    of Period    Return+
------------------------------------------------------------------------------------------------------------------------------------

Massachusetts Municipal Bond Fund
   Class A
   2004*           $10.24         $0.17**       $0.46**      $0.63      $(0.17)       $(0.17)       $(0.34)      $10.53       6.23%
   2003             10.56          0.36         (0.11)        0.25       (0.36)        (0.21)        (0.57)       10.24       2.44
   2002             10.34          0.40          0.23         0.63       (0.40)        (0.01)        (0.41)       10.56       6.25
   2001              9.86          0.41          0.48         0.89       (0.41)           --         (0.41)       10.34       9.19
   2000              9.72          0.40          0.14         0.54       (0.40)           --         (0.40)        9.86       5.74
   1999             10.05          0.34         (0.33)        0.01       (0.34)           --         (0.34)        9.72       0.07

New Jersey Municipal Bond Fund
   Class A
   2004*           $10.32         $0.16**       $0.39**      $0.55      $(0.16)       $(0.17)       $(0.33)      $10.54       5.44%
   2003             10.60          0.35         (0.13)        0.22       (0.35)        (0.15)        (0.50)       10.32       2.06
   2002             10.40          0.38          0.22         0.60       (0.38)        (0.02)        (0.40)       10.60       5.91
   2001              9.95          0.40          0.45         0.85       (0.40)           --         (0.40)       10.40       8.78
   2000              9.86          0.39          0.09         0.48       (0.39)           --         (0.39)        9.95       4.99
   1999             10.05          0.32         (0.19)        0.13       (0.32)           --         (0.32)        9.86       1.29

New York Municipal Bond Fund
   Class A
   2004*           $10.47         $0.17**       $0.45**      $0.62      $(0.17)       $(0.08)       $(0.25)      $10.84       6.04%
   2003             10.67          0.36         (0.07)        0.29       (0.36)        (0.13)        (0.49)       10.47       2.78
   2002             10.50          0.39          0.19         0.58       (0.39)        (0.02)        (0.41)       10.67       5.70
   2001              9.96          0.41          0.55         0.96       (0.41)        (0.01)        (0.42)       10.50       9.80
   2000              9.77          0.39          0.19         0.58       (0.39)           --         (0.39)        9.96       6.15
   1999             10.05          0.35         (0.28)        0.07       (0.35)           --         (0.35)        9.77       0.68

California Municipal Bond Fund
   Class A
   2004*           $10.34         $0.17**       $0.45**      $0.62      $(0.17)       $(0.13)       $(0.30)      $10.66       6.11%
   2003             10.72          0.36         (0.20)        0.16       (0.36)        (0.18)        (0.54)       10.34       1.48
   2002             10.67          0.41          0.16         0.57       (0.41)        (0.11)        (0.52)       10.72       5.55
   2001             10.27          0.42          0.40         0.82       (0.42)           --         (0.42)       10.67       8.20
   2000              9.96          0.40          0.31         0.71       (0.40)           --         (0.40)       10.27       7.39
   1999             10.07          0.33         (0.09)        0.24       (0.33)        (0.02)        (0.35)        9.96       2.40




--------------------------------------------------------------------------------

                                             Ratio of
                                             Expenses Ratio of Net
                               Ratio of    to Average   Investment
               Net Assets      Expenses    Net Assets       Income   Portfolio
            End of Period    to Average    (Excluding   to Average    Turnover
            ($ Thousands)    Net Assets      Waivers)   Net Assets        Rate
--------------------------------------------------------------------------------

Massachusetts Municipal Bond Fund
   Class A
   2004*         $ 43,558          0.60%         0.86%        3.28%      12.26%
   2003            39,899          0.60          0.87         3.48       41.20
   2002            41,688          0.60          0.87         3.84       33.27
   2001            43,221          0.60          0.87         4.05       19.36
   2000            31,964          0.60          0.88         4.19       24.62
   1999            17,840          0.60          0.93         3.57       13.76

New Jersey Municipal Bond Fund
   Class A
   2004*         $ 71,717          0.60%         0.86%        3.07%      29.61%
   2003            62,708          0.60          0.87         3.31       35.06
   2002            83,748          0.60          0.87         3.63       39.88
   2001            74,785          0.60          0.87         3.99       24.57
   2000            57,272          0.60          0.88         4.02       83.16
   1999            24,513          0.60          0.91         3.26       25.41

New York Municipal Bond Fund
   Class A
   2004*         $100,861          0.60%         0.86%        3.25%       7.64%
   2003            88,866          0.60          0.87         3.40       22.74
   2002            86,313          0.60          0.87         3.73       17.57
   2001            69,207          0.60          0.86         3.99       15.60
   2000            49,299          0.60          0.88         4.10        2.97
   1999            21,562          0.60          0.92         3.60       17.85

California Municipal Bond Fund
   Class A
   2004*         $190,968          0.60%         0.86%        3.22%       8.31%
   2003           179,552          0.60          0.86         3.40       60.61
   2002           211,342          0.60          0.87         3.93       38.98
   2001           211,061          0.60          0.88         4.07       42.81
   2000           172,328          0.60          0.87         4.12       37.16
   1999            64,469          0.60          0.90         3.43      105.21

* For the six month period ended February 29, 2004. All ratios for the period have been annualized.
** Per share calculations were performed using average shares.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

Notes to Financial Statements
February 29, 2004 (Unaudited)

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with twelve operational funds ("Funds"): the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Massachusetts Tax Free Money Market, the Pennsylvania Tax Free, (each a "Fund", collectively "the Money Market Funds"), the Intermediate-Term Municipal, the Short Duration Municipal, the Pennsylvania Municipal Bond, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond, the New York Municipal Bond, and the California Municipal Bond (each a "Fund", collectively "the Fixed Income Funds"). The Trust has registered the Ohio Tax Free Fund, but as of February 29, 2004 it had not commenced operations. The Funds are registered to offer four classes of shares: Class A, Class B, Class C and Class Y. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

Investment securities of the Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by an independent pricing service at the last quoted sales price for such securities on each business day. For securities where there is no such reported sale, and for which market quotations are not readily available, the Trust's administrator seeks to obtain a bid price from at least one independent broker. Unlisted securities for which market quotations are not readily available, of which there were none on February 29, 2004, are valued at the most recently quoted price, with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be or are valued at their amortized cost.

Classes -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis.

Dividends and Distributions to Shareholders -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

Expense Offset Arrangement -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly."

3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management ("The Administrator") provides management, administrative, and shareholder services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

        Tax Free Fund                             .36%
        California Tax Exempt Fund                .23%
        Institutional Tax Free Fund               .36%
        Massachusetts Tax Free
          Money Market Fund                       .23%
        Pennsylvania Tax Free Fund                .36%
        Intermediate-Term Municipal Fund          .24%
        Short Duration Municipal Fund             .24%
        Pennsylvania Municipal Bond Fund          .20%
        Massachusetts Municipal Bond Fund         .24%
        New Jersey Municipal Bond Fund            .24%
        New York Municipal Bond Fund              .24%
        California Municipal Bond Fund            .24%




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 75

NOTES TO FINANCIAL STATEMENTS



However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

-------------------------------------------------------------------------------------------
                     California  Institutional  Massachusetts  Pennsylvania  Intermediate-
               Tax          Tax            Tax       Tax Free           Tax           Term
Fund          Free       Exempt           Free   Money Market          Free      Municipal
-------------------------------------------------------------------------------------------
Class A       .45%         .28%           .33%          .25%*          .35%           .60%
Class B        --         .58%*           .63%          .55%           .65%            --
Class C        --         .78%            .83%          .75%*          .85%            --
Class Y        --          --              --            --              --           .85%*
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
             Short Pennsylvania  Massachusetts     New Jersey      New York     California
          Duration    Municipal      Municipal      Municipal     Municipal      Municipal
Fund     Municipal         Bond           Bond           Bond          Bond           Bond
-------------------------------------------------------------------------------------------
Class A       .60%         .60%           .60%           .60%          .60%           .60%
Class B        --          .48%            --             --            --             --
-------------------------------------------------------------------------------------------
*Not currently operational.

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                               Shareholder     Administrative
                                 servicing            service
Fund                                  fees               fees
--------------------------------------------------------------------------------

Tax Free-- Class A                     .25%                --
California Tax Exempt
   Class A                             .25%                --
   Class C                             .25%               .25%
Institutional Tax Free
   Class A                             .25%                --
   Class B                             .25%               .05%
   Class C                             .25%               .25%
Massachusetts Tax Free
   Money Market - Class B              .25%               .05%
Pennsylvania Tax Free
   Class A                             .25%                --
   Class B                             .25%               .05%
Intermediate-Term
   Municipal - Class A                 .25%                --
Short Duration
   Municipal - Class A                 .25%                --
Pennsylvania Municipal Bond
   Class A                             .25%                --
   Class B                             .25%               .05%
Massachusetts Municipal
   Bond - Class A                      .25%                --
New Jersey Municipal
   Bond-- Class A                      .25%                --
New York Municipal
   Bond-- Class A                      .25%                --
California Municipal
   Bond-- Class A                      .25%                --


The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund since inception of the plan. On July 7, 2003, the Class C shares of the California Tax Exempt Fund and the Class C shares of the Institutional Tax Free Fund began waiving a portion of their distribution fee. This waiver is voluntary and can be terminated at any time.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator pays compensation of officers and affiliated Trustees.

4. INVESTMENT ADVISORY AGREEMENTS

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser to the Intermediate-Term, Short Duration, Pennsylvania, Massachusetts, New Jersey, New York and California Municipal Bond Funds. For its services SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. SIMC is also the Investment Adviser to the Massachusetts Tax Free Money Market Fund. SIMC does not receive a fee for its services as Investment Advisor for this Fund.

Weiss, Peck & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, California Tax Exempt, Institutional Tax Free and the Pennsylvania Tax Free Funds. WPG also acts as the Sub-Adviser for the Massachusetts Tax Free Money Market Fund. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the aforementioned money market funds.

WPG acts as the Sub-Advisor for the Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Advisor for the Intermediate-Term, Pennsylvania, New York and Massachusetts Municipal Bond Funds, while McDonnell Investment Management L.L.C. ("MIM") is the Sub-Advisor for the New Jersey and the California Municipal Bond Funds. Prior to November 12, 2003, Deutsche Asset Management, Inc. acted as the Sub-Advisor for the Pennsylvania Muncipal Bond Fund. Each Sub-Advisor is party to an investment sub-advisory agreement with SIMC. SIMC is responsible for the supervision of, and payment of fees to WPG, MIM, and SMAM in connection with their services to the Fixed Income Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

NOTES TO FINANCIAL STATEMENTS




5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended February 29, 2004, were as follows:

--------------------------------------------------------------------------------
       Intermediate-Term  Short Duration  Pennsylvania  Massachusetts
               Municipal       Municipal     Municipal      Municipal
                    Fund            Fund     Bond Fund      Bond Fund
           ($ Thousands)   ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Purchases       $169,231        $ 4,979        $ 7,774         $6,884
Sales            107,812             --         12,669          4,901
--------------------------------------------------------------------------------
              New Jersey        New York    California
               Municipal       Municipal     Municipal
               Bond Fund       Bond Fund     Bond Fund
           ($ Thousands)   ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Purchases       $ 26,286         $14,822       $19,095
Sales             19,286           6,999        15,010


6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

At February 29, 2004, the percentage of portfolio investments by each revenue source for each single-state municipal bond fund were as follows:


--------------------------------------------------------------------------------
                  Pennsylvania  Massachusetts  New Jersey  New York   California
                     Municipal      Municipal   Municipal  Municipal   Municipal
                     Bond Fund      Bond Fund   Bond Fund  Bond Fund   Bond Fund
--------------------------------------------------------------------------------
Education                15.9%          10.5%       14.2%      12.6%        3.4%
Environmental             1.6%           2.2%        1.6%       7.6%         --
General Obligations       8.9%          27.7%       20.8%      19.5%       30.2%
General Revenue            --            5.8%       15.7%      12.6%       11.5%
Healthcare               35.7%           4.7%        7.6%       6.2%        0.8%
Housing                   4.5%           0.3%         --        2.2%        1.6%
Industrial
   Development            4.1%           2.0%        5.6%       1.3%        2.8%
Nursing Homes             4.0%           1.0%         --         --          --
Power                     1.4%           5.3%        1.5%       6.0%       21.5%
Public Facilities         3.2%            --         7.8%       7.4%        4.9%
Tax & Revenue
   Anticipation
   Notes                  7.7%            --          --         --         4.0%
Transportation            2.1%          20.6%       13.9%      15.5%        7.5%
Utilities                 6.6%            --         9.4%       2.2%        6.4%
Water                     3.5%          15.3%        1.9%       4.6%        5.4%
Other                     0.8%           4.6%         --        2.3%         --
--------------------------------------------------------------------------------
Total                   100.0%         100.0%       100.0%    100.0%      100.0%
--------------------------------------------------------------------------------


7. FEDERAL TAX INFORMATION

It is each fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of August 31, 2003, the tax character of dividends and distributions paid during the last two years were as follows:


--------------------------------------------------------------------------------
                        Tax-Exempt                       Long-term
                            Income  Ordinary Income   Capital Gain         Total
                     ($ Thousands)    ($ Thousands)  ($ Thousands)  ($Thousands)
------------------------------------------------------------------------------

Tax Free Fund     2003     $ 8,077          $   --             $--       $ 8,077
                  2002      11,117              --              --        11,117

California Tax    2003         276              --              --           276
  Exempt Fund     2002         420              --              --           420

Institutional Tax 2003      13,794              --              --        13,794
  Free Fund       2002      19,904              --              --        19,904


Massachusetts     2003         558              --              --           558
  Tax Free Money  2002         739              --              --           739
  Market Fund

Pennsylvania Tax  2003         453              --              --           453
  Free Fund       2002         636              --              --           636

Intermediate-Term 2003      30,047             631          15,547        46,225
  Municipal Fund  2002      37,246           2,237           2,830        42,313

Pennsylvania      2003       5,537              --              86         5,623
  Municipal       2002       5,806              30              --         5,836
  Bond Fund

Massachusetts     2003       1,406              34             757         2,197
  Municipal       2002       1,569               8              41         1,618
  Bond Fund

New Jersey        2003       2,416             126             910         3,452
  Municipal       2002       2,742              40             121         2,903
  Bond Fund

New York          2003       2,932               1             982         3,915
  Municipal       2002       2,836              53              91         2,980
  Bond Fund

California        2003       6,472               2           3,127         9,601
  Municipal       2002       8,253           1,016           1,064        10,333
  Bond Fund

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 77

NOTES TO FINANCIAL STATEMENTS



As of August 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                    Undistributed
                                                (Distributions in  Undistributed
                                  Undistributed   Excess of) Tax-      Long-Term   Capital Loss   Post October     Unrealized
                                Ordinary Income     Exempt Income   Capital Gain  Carryforwards         Losses   Appreciation
                                  ($ Thousands)     ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                            $   --             $(52)        $    --          $(38)            $--        $    --
California Tax Exempt Fund                   --               --              --           (27)             --             --
Institutional Tax Free Fund                  --               (4)             --           (44)             --             --
Massachusetts Tax Free Money
  Market Fund                                --                1              --            --              --             --
Pennsylvania Tax Free Fund                   --               --              --           (19)             --             --
Intermediate-Term Municipal Fund          1,920               20          11,687            --              --         20,343
Pennsylvania Municipal Bond Fund             --               --             952            --              --          5,117
Massachusetts Municipal Bond Fund            96                1             439            --              --          1,114
New Jersey Municipal Bond Fund               --                4             728            --              --          2,174
New York Municipal Bond Fund                  9                3             414            --              --          3,107
California Municipal Bond Fund              296                4           1,996            --              --          4,448

Post-October losses represent losses realized on investment transactions from November 1, 2002 through August 31, 2003, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Total Capital
                                                                                                                                Loss
                    Expires      Expires      Expires      Expires      Expires      Expires      Expires      Expires  Carryforward
                       2011         2010         2009         2008         2007         2006         2005         2004       8/31/03
               ($ Thousands)($ Thousands)($ Thousands)($ Thousands)($ Thousands)($ Thousands)($ Thousands)($ Thousands)($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund          $--           $ 1          $12          $17          $ 7          $ 1          $--          $--          $38
California Tax
  Exempt Fund           15             1            2           --            2           --            7           --           27
Institutional
  Tax Free Fund         --             1            7           23           13           --           --           --           44
Pennsylvania
  Tax Free Fund         --            --           --            4            4           --           11           --           19

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

During the period ended August 31, 2003, the following funds utilized capital loss carryforwards to offset realized capital gains:

--------------------------------------------------------------------------------
                                                   Amount
                                             ($ Thousands)
--------------------------------------------------------------------------------

Tax Free Fund                                         $ 3
Institutional Tax Free Fund                             7
Massachusetts Tax Free Money Market Fund                3
Pennsylvania Municipal Bond Fund                      300

At February 29, 2004, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

At February 29, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                          Aggregate Gross       Aggregate Gross
                                                               Unrealized            Unrealized        Net Unrealized
                                  Federal Tax Cost           Appreciation          Depreciation          Appreciation
                                     ($ Thousands)          ($ Thousands)         ($ Thousands)         ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund         $861,062                $51,795                 $(340)              $51,455
Short Duration Municipal Fund               6,204                     58                    (1)                   57
Pennsylvania Municipal Bond Fund          108,789                  8,391                   (27)                8,364
Massachusetts Municipal Bond Fund          40,253                  2,759                   (14)                2,745
New Jersey Municipal Bond Fund             67,557                  4,299                    (3)                4,296
New York Municipal Bond Fund               94,164                  6,650                    --                 6,650
California Municipal Bond Fund            176,786                 12,307                    --                12,307

--------------------------------------------------------------------------------
78                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

NOTES TO FINANCIAL STATEMENTS



8. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004                 79

NOTES TO FINANCIAL STATEMENTS




9. SHARE TRANSACTIONS (Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                               California              Institutional             Massachusetts
                                       Tax Free                Tax Exempt                Tax Free               Tax Free Money
                                         Fund                     Fund                     Fund                   Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                              09/01/03 to  09/01/02 to  09/01/03 to  09/01/02 to  09/01/03 to  09/01/02 to  09/01/03 to  09/01/02 to
                                 02/29/04     08/31/03     02/29/04     08/31/03     02/29/04     08/31/03     02/29/04     08/31/03
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   Class A:
   Shares Issued                2,672,774    4,716,740       48,250       91,110    2,850,070    6,486,962           --          --
   Shares Issued in Lieu of
     Cash Distributions             1,200        3,358           44          133        1,339        3,951           --          --
   Shares Redeemed             (2,737,155)  (4,687,234)     (49,257)     (91,829)  (3,039,565)  (6,453,408)          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     (63,181)      32,864         (963)        (586)    (188,156)      37,505           --          --
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Shares Issued                       --           --           --           --      445,921      702,888      186,987     357,032
   Shares Issued in Lieu of
     Cash Distributions                --           --           --           --          380        1,059           --          --
   Shares Redeemed                     --           --           --           --     (428,048)    (724,353)    (177,845)   (370,837)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions          --           --           --           --       18,253      (20,406)       9,142     (13,805)
------------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Shares Issued                       --           --        3,236        9,658      201,972      343,504           --          --
   Shares Redeemed                     --           --       (3,131)     (20,392)    (204,528)    (354,394)          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions          --           --          105      (10,734)      (2,556)     (10,890)          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares               (63,181)      32,864         (858)     (11,320)    (172,459)       6,209        9,142     (13,805)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Intermediate-            Short Duration              Pennsylvania
                                  Pennsylvania               Term Municipal              Municipal                  Municipal
                                  Tax Free Fund                  Fund                     Fund (1)                  Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                            09/01/03 to  09/01/02 to   09/01/03 to  09/01/02 to  11/13/03 to  09/01/02 to   09/01/03 to  09/01/02 to
                               02/29/04     08/31/03      02/29/04     08/31/03     02/29/04     08/31/03      02/29/04     08/31/03
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   Class A:
   Shares Issued                 14,158       40,536        16,441       37,813          629           --         1,131       2,059
   Shares Issued in Lieu of
     Cash Distributions               9          101         2,319        3,607            1           --           150         223
   Shares Redeemed              (17,290)     (59,648)      (11,636)     (49,848)          --           --          (856)     (3,059)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions    (3,123)     (19,011)        7,124       (8,428)         630           --           425        (777)
-----------------------------------------------------------------------------------------------------------------------------------
   Class B:
   Shares Issued                 36,280      101,716            --           --           --           --           495       1,459
   Shares Issued in Lieu of
     Cash Distributions              52          146            --           --           --           --            39          51
   Shares Redeemed              (37,566)     (99,900)           --           --           --           --        (1,167)     (2,056)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions    (1,234)       1,962            --           --           --           --          (633)       (546)
-----------------------------------------------------------------------------------------------------------------------------------
   Class C:
   Shares Issued                     --           --            --           --           --           --            --          --
   Shares Redeemed                   --           --            --           --           --           --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions        --           --            --           --           --           --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares              (4,357)     (17,049)        7,124       (8,428)         630           --          (208)     (1,323)
-----------------------------------------------------------------------------------------------------------------------------------
(1) The Short Duration Municipal Fund -- Class A commenced operations on  November 13, 2003.
Amounts designated as "--" are either $0 or have been rounde


--------------------------------------------------------------------------------
80 & 81            SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004



NOTES TO FINANCIAL STATEMENTS




8. SHARE TRANSACTIONS (Thousands):




------------------------------------------------------------------------------------------------------------------------------------
                                     Massachusetts              New Jersey               New York                California
                                       Municipal                Municipal                Municipal                Municipal
                                       Bond Fund                Bond Fund                Bond Fund                Bond Fund
------------------------------------------------------------------------------------------------------------------------------------


                              09/01/03 to  09/01/02 to  09/01/03 to  09/01/02 to  09/01/03 to  09/01/02 to  09/01/03 to  09/01/02 to
                                 02/29/04     08/31/03     02/29/04     08/31/03     02/29/04     08/31/03     02/29/04     08/31/03
------------------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:

   Class A:
   Shares Issued                      742        1,284        1,390        2,416        1,783        3,011        2,655       5,058
   Shares Issued in Lieu of
     Cash Distributions               117          199          191          314          202          352          464         853
   Shares Redeemed                   (618)      (1,534)        (852)      (4,560)      (1,170)      (2,961)      (2,582)     (8,248)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease)
     in Capital Shares                241          (51)         729       (1,830)         815          402          537      (2,337)
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
82                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2004

Notes

Notes

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 29, 2004





Robert A. Nesher, CHAIRMAN

Trustees

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

Officers

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Cori E. Daggett
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY



Investment Advisers SEI Investments Management Corporation:
MASSACHUSETTS TAX FREE MONEY MARKET FUND
INTERMEDIATE-TERM MUNICIPAL FUND
SHORT DURATION MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

Sub-Advisers
Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
SHORT DURATION MUNICIPAL FUND
MASSACHUSETTS TAX FREE MONEY MARKET FUND

Administrator
SEI Investments Fund Management

Distributor
SEI Investments Distribution Co.

Legal Counsel
Morgan, Lewis & Bockius LLP

Independent Auditors
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

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[BACKGROUND TYPE OMITTED]



[SEI LOGO OMITTED]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)


SEI-F-090 (2/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Tax Exempt Trust

By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer


Date: 04/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer
Date: 04/26/04


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date: 04/26/04
* Print the name and title of each signing officer under his or her signature.